UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08104

Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2015

Semi-Annual Report

Touchstone Funds Group Trust

Touchstone Arbitrage Fund

Touchstone Emerging Markets Equity Fund

Touchstone Global Real Estate Fund

Touchstone International Fixed Income Fund

Touchstone Merger Arbitrage Fund

Touchstone Mid Cap Fund

Touchstone Mid Cap Value Fund

Touchstone Premium Yield Equity Fund

Touchstone Sands Capital Select Growth Fund

Touchstone Small Cap Core Fund

Touchstone Small Cap Value Fund

Touchstone Total Return Bond Fund

Touchstone Ultra Short Duration Fixed Income Fund

This report identifies the Funds' investments on March 31, 2015. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2015

The tables below provide each Fund’s geographic allocation, sector allocation and /or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Arbitrage Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Common Stocks
Information Technology	16.6%
Consumer Discretionary	14.0
Financials	13.1
Health Care	12.7
Materials	8.5
Utilities	7.8
Energy	6.2
Industrials	6.1
Preferred Stock	2.2
Exchange Traded Funds	0.7
Fixed Income Securities	5.1
Investment Funds	16.3
Cash Collateral for Securities Sold	24.8
Short
Other Assets/Liabilities (Net)	(5.0)
129.1
Short Positions
Common Stocks
Financials	(11.3)
Information Technology	(8.8)
Materials	(3.5)
Utilities	(2.5)
Telecommunication Services	(2.1)
Consumer Discretionary	(0.9)
(29.1)
Total	100.0%

Touchstone Emerging Markets Equity Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
India	15.2%
Korea	10.8
Taiwan	8.8
Mexico	7.8
Brazil	7.4
China	5.6
Hong Kong	5.5
Thailand	4.7
Bermuda	4.6
South Africa	4.3
Cayman Islands	2.8
Indonesia	2.6
United Kingdom	2.5
Turkey	2.0
Czech Republic	2.0
Malaysia	1.9
South Korea	1.8
Chile	1.4
Luxembourg	1.4
United States	1.1
Israel	1.1
Jersey	0.9
Canada	0.5
Greece	0.3
Investment Funds	3.7
Other Assets/Liabilities (Net)	(0.7)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Global Real Estate Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United States	31.5%
Japan	9.3
Singapore	8.7
Australia	8.3
Hong Kong	5.7
United Kingdom	5.4
Canada	5.2
Germany	3.3
France	2.9
Mexico	2.3
Finland	1.9
South Africa	1.3
Thailand	1.2
Sweden	1.1
New Zealand	0.9
Jersey	0.8
China	0.7
Bermuda	0.5
Preferred Stocks	5.6
Investment Funds	3.8
Other Assets/Liabilities (Net)	(0.4)
Total	100.0%

Touchstone International Fixed Income Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	21.2%
AA/Aa	25.0
A/A	6.2
BBB/Baa	28.9
BB/Ba	8.8
B/B	0.4
Not Rated	9.5
Total	100.0%

Touchstone Merger Arbitrage Fund
Sector Allocation**	(% of Net Assets)
Long Positions
Common Stocks
Financials	15.3%
Information Technology	13.1
Consumer Discretionary	11.5
Materials	8.0
Health Care	6.9
Utilities	6.2
Energy	5.1
Industrials	4.2
Preferred Stock	2.2
Corporate Bonds	4.7
Commercial Paper	9.7
Exchange Traded Fund	0.7
Investment Fund	23.1
Cash Collateral for Securities Sold Short	13.4
Other Assets/Liabilities (Net)	(1.5)
122.6
Short Positions
Common Stocks
Financials	(9.3)
Information Technology	(7.2)
Materials	(2.0)
Utilities	(1.8)
Telecommunication Services	(1.7)
Consumer Discretionary	(0.6)
(22.6)
Total	100.0%

* Credit quality may be rated by Standard & Poor's, Moody's and Fitch. If all three agencies rate the bond, the middle or common rating is used; if two of the agencies rate the bond, the lower rating is used; if one agency rates the bond, that rating is used; if none of the agencies rate the bond, the bond will be classified as not-rated.

** Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

4

 Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Mid Cap Fund
Sector Allocation*	(% of Net Assets)
Consumer Discretionary	33.5%
Information Technology	14.8
Financials	13.7
Consumer Staples	12.0
Materials	10.8
Industrials	9.2
Health Care	3.3
Energy	1.8
Investment Funds	7.1
Other Assets/Liabilities (Net)	(6.2)
Total	100.0%

Touchstone Mid Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	25.0%
Information Technology	15.0
Consumer Discretionary	11.5
Industrials	11.1
Consumer Staples	9.0
Utilities	8.4
Health Care	7.7
Materials	6.5
Energy	4.7
Investment Funds	4.7
Other Assets/Liabilities (Net)	(3.6)
Total	100.0%

Touchstone Premium Yield Equity Fund
Sector Allocation*	(% of Net Assets)
Financials	25.3%
Health Care	16.3
Energy	15.8
Information Technology	11.7
Utilities	8.9
Industrials	5.8
Materials	5.6
Telecommunication Services	5.2
Consumer Discretionary	2.7
Investment Fund	7.9
Other Assets/Liabilities (Net)	(5.2)
Total	100.0%

Touchstone Sands Capital Select Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	39.2%
Health Care	23.4
Consumer Discretionary	17.7
Energy	7.2
Financials	4.5
Materials	3.6
Consumer Staples	3.0
Investment Funds	6.8
Other Assets/Liabilities (Net)	(5.4)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

5

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Small Cap Core Fund
Sector Allocation*	(% of Net Assets)
Consumer Discretionary	25.1%
Financials	24.2
Industrials	18.5
Materials	11.9
Energy	7.8
Health Care	4.1
Consumer Staples	3.5
Information Technology	2.7
Investment Funds	7.0
Other Assets/Liabilities (Net)	(4.8)
Total	100.0%

Touchstone Small Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	35.6%
Industrials	20.4
Energy	11.6
Materials	8.1
Consumer Discretionary	6.9
Information Technology	6.5
Consumer Staples	6.1
Health Care	2.3
Investment Funds	11.9
Other Assets/Liabilities (Net)	(9.4)
Total	100.0%

Touchstone Total Return Bond Fund
Credit Quality** (% of Investment Securities)
Aaa	61.4%
Aa	3.7
A	10.9
Baa	16.1
Ba	3.3
B	1.0
Not Rated	3.6
Total	100.0%

Touchstone Ultra Short Duration Fixed Income Fund
Credit Quality** (% of Investment Securities)
AAA	29.7%
AA	18.8
A	19.6
BBB	16.0
B	0.2
CCC	0.2
Not Rated	15.5
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

** Credit quality may be rated by Standard & Poor's, Moody's and Fitch. If all three agencies rate the bond, the middle or common rating is used; if two of the agencies rate the bond, the lower rating is used; if one agency rates the bond, that rating is used; if none of the agencies rate the bond, the bond will be classified as not-rated.

6

Portfolio of Investments

Touchstone Arbitrage Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 85.0%

Information Technology — 16.6%
Advent Software, Inc.	99,150	$4,373,506
Carbonite, Inc.*†	151,400	2,165,020
Covisint Corp.*	35,064	71,179
Emulex Corp.*	213,115	1,698,527
Freescale Semiconductor Ltd.*†	115,860	4,722,454
Mavenir Systems, Inc.*	183,780	3,260,257
Riverbed Technology, Inc.*	110,000	2,300,100
Tokyo Electron Ltd. ADR	345,817	6,006,841
		24,597,884

Consumer Discretionary — 14.0%
DIRECTV*††	72,830	6,197,833
Family Dollar Stores, Inc.	62,335	4,939,425
Fiat Chrysler Automobiles N.V.*†	91,976	1,500,129
Liberty Interactive Corp. - Class A*††	54,300	1,585,017
TRW Automotive Holdings Corp.*	61,340	6,431,499
		20,653,903

Financials — 13.1%
City National Corp.††	72,060	6,419,105
Hudson City Bancorp, Inc.††	622,800	6,526,944
National Interstate Corp.††	88,866	2,495,357
Susquehanna Bancshares, Inc.††	288,505	3,955,404
		19,396,810

Health Care — 12.7%
Aviv REIT, Inc. REIT	107,896	3,938,204
Hospira, Inc.*	52,695	4,628,729
Pharmacyclics, Inc.*	18,440	4,719,718
Salix Pharmaceuticals Ltd.*	31,485	5,440,923
		18,727,574

Materials — 8.5%
Ainsworth Lumber Co. Ltd. (Canada)*†	900,000	2,484,000
RTI International Metals, Inc.*	141,250	5,072,288
Sigma-Aldrich Corp.††	35,725	4,938,981
		12,495,269

Utilities — 7.8%
Integrys Energy Group, Inc.	65,000	4,681,300
Pepco Holdings, Inc.††	252,930	6,786,112
		11,467,412

Energy — 6.2%
Dresser-Rand Group, Inc.*††	58,000	4,660,300
Talisman Energy, Inc.	587,150	4,509,312
		9,169,612

Industrials — 6.1%
Exelis, Inc.††	169,220	4,123,891
Polypore International, Inc.*	83,000	4,888,700
		9,012,591
Total Common Stocks		$125,521,055

Preferred Stock — 2.2%

Financials — 2.2%
GMAC Capital Trust I, 8.13%(A)	120,887	3,173,284

Exchange Traded Fund — 0.7%
SPDR Barclays Short Term High Yield
Bond ETF††	33,845	988,274

Principal
Amount

	Asset-Backed Security — 0.2%
$300,387	Taxable Newman Capital Trust, Ser
	2000-1, Class A, 144a,
	7.000%, 7/5/17	304,322

	Corporate Bonds — 4.9%

	Energy — 1.8%
2,500,000	Kodiak Oil & Gas Corp.,
	8.125%, 12/1/19	2,618,750

	Consumer Staples — 1.5%
2,125,000	US Foods, Inc., 8.500%, 6/30/19	2,231,250

	Financials — 1.0%
1,620,000	PNC Preferred Funding Trust II, 144a,
	1.493%, 3/29/49(A)	1,482,300

	Utilities — 0.6%
975,000	AES Corp. VA, 3.262%, 6/1/19(A)	970,125
	Total Corporate Bonds	$7,302,425

Investment Funds — 16.3%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	6,087,449	6,087,449
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	18,007,690	18,007,690
Total Investment Funds		24,095,139

Total Long Positions
(Cost $159,483,026)		$161,384,499

7

Touchstone Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Securities Sold Short —(29.1%)

Common Stocks — (29.1%)

Financials — (11.3%)
BB&T Corp.	(72,990)	$(2,845,880)
M&T Bank Corp.	(52,336)	(6,646,673)
Omega Healthcare Investors, Inc., REIT	(97,026)	(3,936,345)
Royal Bank of Canada	(53,965)	(3,257,327)
		(16,686,225)

Information Technology — (8.8%)
Applied Materials, Inc.	(280,919)	(6,337,533)
Harris Corp.	(17,344)	(1,366,013)
Mitel Networks Corp.*	(124,048)	(1,261,568)
Nxp Semiconductors N.V.*	(40,794)	(4,094,086)
		(13,059,200)

Materials — (3.5%)
Alcoa, Inc.	(400,088)	(5,169,137)

Utilities — (2.5%)
Wisconsin Energy Corp.	(73,320)	(3,629,340)

Telecommunication Services — (2.1%)
AT&T, Inc.	(94,679)	(3,091,269)

Consumer Discretionary — (0.9%)
Dollar Tree, Inc.*	(15,484)	(1,256,450)
Total Common Stocks		$(42,891,621)

Total Securities Sold Short
(Proceeds $41,104,767)		$(42,891,621)

Total—80.2%		$118,492,878

Cash Collateral for Securities
Sold Short — 24.8%		36,675,246

Liabilities in Excess of Other Assets — (5.0%)		(7,465,676)

Net Assets — 100.0%		$147,702,448

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2015.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $5,754,609.

††	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of March 31, 2015 was $48,677,218.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Funds

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $1,786,622 or 1.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$125,521,055	$—	$—	$125,521,055
Preferred Stock	3,173,284	—	—	3,173,284
Exchanged Traded Fund	988,274	—	—	988,274
Asset-Backed Security	—	304,322	—	304,322
Corporate Bonds	—	7,302,425	—	7,302,425
Investment Funds	24,095,139	—	—	24,095,139
				$161,384,499

8

Touchstone Arbitrage Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Liabilities:
Securities Sold Short
Common Stocks	$(42,891,621)	$—	$—	$(42,891,621)

Transactions in written options for the period ended March 31, 2015.

	Number of
	Contracts	Proceeds
Beginning of Period, September 30, 2014	715	$114,795
Put Options Closed	(340)	(79,680)
Call Options Expired	(340)	(24,686)
Put Options Expired	(35)	(10,429)
March 31, 2015	—	$—

See accompanying Notes to Financial Statements.

9

Portfolio of Investments

Touchstone Emerging Markets Equity Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.0%

India — 15.2%

Consumer Discretionary — 4.3%
Bharat Forge Ltd.	482,538	$9,850,258
Mahindra & Mahindra Ltd.	220,696	4,189,080

Consumer Staples — 1.7%
ITC Ltd.	1,107,770	5,758,827

Energy — 2.4%
Oil & Natural Gas Corp. Ltd.	742,837	3,636,116
Reliance Industries Ltd.	325,790	4,302,702

Health Care — 2.3%
Lupin Ltd.	233,267	7,486,163

Information Technology — 1.9%
HCL Technologies Ltd.	410,066	6,405,931

Materials — 1.6%
UPL Ltd.	765,248	5,406,642

Telecommunication Services — 1.0%
Bharti Airtel Ltd.	512,805	3,220,404
Total India		50,256,123

Korea — 10.8%

Consumer Discretionary — 1.4%
Kia Motors Corp.	119,177	4,843,106

Financials — 4.1%
BS Financial Group, Inc.	488,487	6,680,193
Shinhan Financial Group Co. Ltd.	180,005	6,762,756

Information Technology — 4.6%
Samsung Electronics Co. Ltd.	11,648	15,104,583

Materials — 0.7%
POSCO	11,207	2,449,491
Total Korea		35,840,129

Taiwan — 8.8%

Consumer Discretionary — 3.4%
Eclat Textile Co. Ltd.	303,938	3,982,728
Giant Manufacturing Co. Ltd.	767,091	7,400,178

Information Technology — 5.4%
Delta Electronics, Inc.	645,908	4,070,150
Hermes Microvision, Inc.	48,400	2,784,550
Taiwan Semiconductor
Manufacturing Co. Ltd.	2,338,113	10,866,524
Total Taiwan		29,104,130

Mexico — 7.8%

Consumer Staples — 3.9%
Fomento Economico Mexicano SAB DE CV ADR*	52,970	4,952,695
Kimberly-Clark de Mexico SAB de CV - Class A	1,399,062	2,923,139
Wal-Mart DE Mexico SAB de CV - Class A	1,941,079	4,836,950

Financials — 2.3%
Grupo Financiero Banorte SAB de CV - Class O	1,306,170	7,573,191

Health Care — 0.5%
Genomma Lab Internacional SAB DE CV*	1,779,300	1,662,243

Telecommunication Services — 1.1%
America Movil SAB de CV, Series L
ADR	181,832	3,720,283
Total Mexico		25,668,501

Brazil — 7.4%

Consumer Discretionary — 1.2%
Lojas Americanas SA (Preference)	739,649	3,823,913

Financials — 1.9%
Banco Bradesco SA (Preference)	679,155	6,305,206

Health Care — 1.6%
Odontoprev SA	1,571,433	5,391,484

Industrials — 1.4%
Localiza Rent A Car SA	410,360	4,703,348

Information Technology — 0.5%
Totvs SA	149,466	1,716,385

Materials — 0.8%
Gerdau SA (Preference)	462,313	1,473,179
Vale SA ADR†	139,751	789,593
Vale SA (Preference)	67,463	327,216
Total Brazil		24,530,324

China — 5.6%

Energy — 1.0%
PetroChina Co. Ltd. - Class H	2,996,137	3,327,208

Financials — 2.2%
Industrial & Commercial Bank of China - Class H	9,952,230	7,361,488

Industrials — 1.9%
Weichai Power Co. Ltd. - Class H	1,647,997	6,353,889

Materials — 0.5%
China BlueChemical Ltd.	4,042,731	1,542,838
Total China		18,585,423

10

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.0% (Continued)

Hong Kong — 5.5%
Energy — 1.7%
CNOOC Ltd.	3,952,792	$5,578,676

Financials — 3.8%
China Overseas Land & Investment Ltd.	2,218,707	7,165,085
Wharf Holdings Ltd.	774,525	5,406,840
Total Hong Kong		18,150,601

Thailand — 4.7%

Energy — 2.6%
PTT Exploration & Production PCL	1,726,192	5,780,171
Thai Oil PCL	1,825,362	2,913,387

Financials — 1.1%
Kasikornbank PCL	520,392	3,677,789

Materials — 1.0%
Siam Cement PCL	98,960	1,551,033
Siam Cement PCL (Non- Voting)	105,723	1,663,272
Total Thailand		15,585,652

Bermuda — 4.6%

Financials — 3.2%
Credicorp Ltd.	50,290	7,072,283
First Pacific Co. Ltd.	3,640,992	3,635,051

Information Technology — 1.4%
VTech Holdings Ltd.	326,152	4,647,673
Total Bermuda		15,355,007

South Africa — 4.3%

Consumer Discretionary — 3.3%
Foschini Group Ltd.	276,792	4,115,324
Woolworths Holdings Ltd.	946,279	6,708,859

Telecommunication Services — 1.0%
MTN Group Ltd.	193,728	3,265,703
Total South Africa		14,089,886

Cayman Islands — 2.8%

Consumer Discretionary — 0.5%
Daphne International Holdings Ltd.	4,699,954	1,576,220

Consumer Staples — 0.8%
Tingyi Cayman Islands Holding Corp.	1,160,300	2,498,132

Information Technology — 1.5%
ASM Pacific Technology Ltd.	82,748	861,290
Tencent Holdings Ltd.	224,191	4,257,369
Total Cayman Islands		9,193,011

Indonesia — 2.6%

Financials — 1.1%
Bank Mandiri Persero Tbk PT	3,890,573	3,710,321

Telecommunication Services — 1.5%
Telekomunikasi Indonesia Persero Tbk PT	22,334,294	4,924,620
Total Indonesia		8,634,941

United Kingdom — 2.5%

Consumer Staples — 2.5%
SABMiller PLC	159,533	8,356,583

Turkey — 2.0%

Energy — 0.4%
Tupras Turkiye Petrol Rafine*	58,095	1,376,366

Financials — 0.6%
Turkiye Garanti Bankasi AS	655,936	2,139,064

Telecommunication Services — 1.0%
Turkcell Iletisim Hizmetleri AS	615,956	3,159,289
Total Turkey		6,674,719

Czech Republic — 2.0%

Financials — 2.0%
Komercni Banka A/S	30,578	6,595,630

Malaysia — 1.9%

Consumer Staples — 1.9%
British American Tobacco Malaysia Bhd	331,459	6,144,256

South Korea — 1.8%

Consumer Discretionary — 1.8%
Hankook Tire Co. Ltd.	142,882	5,829,897

Chile — 1.4%

Utilities — 1.4%
Enersis SA	14,406,206	4,713,332

Luxembourg — 1.4%
Energy — 1.4%
Tenaris SA ADR	168,153	4,708,284

United States — 1.1%

Materials — 1.1%
Southern Copper Corp.†	125,079	3,649,805

Israel — 1.1%

Health Care — 1.1%
Teva Pharmaceutical Industries Ltd. ADR	56,621	3,527,488

11

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.0% (Continued)

Jersey — 0.9%

Materials — 0.9%
Randgold Resources Ltd. ADR†	40,973	$2,838,200

Canada — 0.5%

Materials — 0.5%
Eldorado Gold Corp.	334,905	1,536,298

Greece — 0.3%

Financials — 0.3%
Alpha Bank AE*	3,917,300	1,160,360
Total Common Stocks		$320,728,580

Investment Funds — 3.7%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	6,242,750	6,242,750
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	6,121,491	6,121,491
Total Investment Funds		$12,364,241

Total Investment Securities —100.7%
(Cost $333,945,460)		$333,092,821

Liabilities in Excess of Other Assets — (0.7%)		(2,372,012)

Net Assets — 100.0%		$330,720,809

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $5,990,575.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
India	$12,892,805	$37,363,318	$—	$50,256,123
Korea	—	35,840,129	—	35,840,129
Taiwan	—	29,104,130	—	29,104,130
Mexico	25,668,501	—	—	25,668,501
Brazil	24,530,324	—	—	24,530,324
China	—	18,585,423	—	18,585,423
Hong Kong	—	18,150,601	—	18,150,601
Thailand	—	15,585,652	—	15,585,652
Bermuda	10,707,334	4,647,673	—	15,355,007
South Africa	—	14,089,886	—	14,089,886
Cayman Islands	1,576,220	7,616,791	—	9,193,011
Indonesia	—	8,634,941	—	8,634,941
United Kingdom	—	8,356,583	—	8,356,583
Turkey	—	6,674,719	—	6,674,719
Czech Republic	—	6,595,630	—	6,595,630
Malaysia	—	6,144,256	—	6,144,256
South Korea	—	5,829,897	—	5,829,897
Chile	4,713,332	—	—	4,713,332
Luxembourg	4,708,284	—	—	4,708,284
United States	3,649,805	—	—	3,649,805
Israel	3,527,488	—	—	3,527,488
Jersey	2,838,200	—	—	2,838,200
Canada	1,536,298	—	—	1,536,298
Greece	—	1,160,360	—	1,160,360
Investment Funds	12,364,241	—	—	12,364,241
				$333,092,821

At March 31, 2015, equity securities valued at $212,107,561 were transferred from Level 1 to Level 2. Transfers from Level 1 to level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities.

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Global Real Estate Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 91.0%

United States — 31.5%

Diversified — 4.9%
EPR Properties REIT	9,681	$581,150
Outfront Media, Inc. REIT	6,962	208,303
Spirit Realty Capital, Inc. REIT	33,445	404,016

Industrial — 2.7%
ProLogis, Inc. REIT	2,604	113,430
STAG Industrial, Inc. REIT	13,131	308,841
Terreno Realty Corp. REIT	10,533	240,152

Mortgage — 4.4%
Apollo Commercial Real Estate Finance, Inc. REIT	29,225	502,086
Starwood Property Trust, Inc. REIT	24,017	583,613

Office — 6.5%
Boston Properties, Inc. REIT	1,187	166,750
Digital Realty Trust, Inc. REIT	5,583	368,255
Douglas Emmett, Inc. REIT	2,300	68,563
Hudson Pacific Properties, Inc. REIT	2,994	99,371
Kilroy Realty Corp. REIT	946	72,057
Mack-Cali Realty Corp. REIT	23,106	445,484
QTS Realty Trust, Inc. - Class A REIT	6,758	246,059
SL Green Realty Corp. REIT	1,035	132,873

Residential — 4.5%
AvalonBay Communities, Inc. REIT	666	116,050
Bluerock Residential Growth REIT, Inc. REIT	23,000	306,590
Camden Property Trust REIT	900	70,317
Campus Crest Communities, Inc. REIT	62,869	450,142
Equity Residential REIT	821	63,923
Essex Property Trust, Inc. REIT	449	103,225

Retail — 1.9%
General Growth Properties, Inc. REIT	3,016	89,123
Retail Opportunity Investments Corp. REIT	5,163	94,483
Simon Property Group, Inc. REIT	971	189,966
Taubman Centers, Inc. REIT	1,281	98,804

Specialized — 6.6%
Aviv REIT, Inc. REIT	15,371	561,042
Chatham Lodging Trust REIT	8,664	254,808
Extra Space Storage, Inc. REIT	1,090	73,651
HCP, Inc. REIT	1,799	77,735
Omega Healthcare Investors, Inc. REIT	5,565	225,772
Public Storage REIT	583	114,933
Sabra Health Care REIT, Inc. REIT	9,152	303,389
Total United States		7,734,956

Japan — 9.3%

Diversified — 3.9%
Kenedix Realty Investment Corp. REIT	93	510,292
Premier Investment Corp. REIT	79	454,707

Diversified Real Estate Activities — 1.0%
Mitsubishi Estate Co. Ltd.	10,000	231,920

Office — 1.6%
Nippon Building Fund, Inc. REIT	18	88,425
Orix J REIT, Inc. REIT	212	303,638

Real Estate Operating Companies — 0.5%
Aeon Mall Co. Ltd.	6,090	120,601

Residential — 1.1%
Invincible Investment Corp. REIT	157	80,391
Kenedix Residential Investment Corp. REIT	63	195,544

Retail — 1.2%
Japan Retail Fund Investment Corp. REIT	147	292,101
Total Japan		2,277,619

Singapore — 8.7%

Diversified — 0.8%
Soilbuild Business Space REIT	329,100	194,244

Diversified Financial Services — 1.6%
Religare Health Trust	512,200	406,700

Industrial — 2.1%
AIMS AMP Capital Industrial REIT	212,900	231,152
Mapletree Logistics Trust REIT	317,700	288,249

Office — 1.4%
Keppel REIT	395,400	345,829

Retail — 2.8%
CapitaRetail China Trust REIT	175,540	205,760
Fortune Real Estate Investment Trust REIT	71,000	75,420
Mapletree Greater China Commercial Trust REIT	420,000	318,241
Suntec Real Estate Investment Trust REIT	58,200	78,602
Total Singapore		2,144,197

Australia — 8.3%

Diversified — 2.4%
Dexus Property Group REIT	11,516	66,297
GPT Group REIT	27,212	94,517
Stockland REIT	128,361	438,556

Diversified Financial Services — 1.8%
Scentre Group	151,953	431,673

Industrial — 1.2%
Australian Industrial REIT	77,201	137,592
Industria REIT	104,305	158,760

13

Touchstone Global Real Estate Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 91.0% (Continued)

Australia — (Continued)

Office — 1.2%
Cromwell Property Group REIT	345,222	$297,947

Retail — 1.7%
Charter Hall Retail REIT	126,194	411,255
Total Australia		2,036,597

Hong Kong — 5.7%

Diversified — 1.2%
Hui Xian Real Estate Investment Trust REIT	560,000	305,182

Diversified Real Estate Activities — 0.3%
Hang Lung Properties Ltd.	28,000	78,666

Office — 1.2%
Prosperity REIT	815,000	296,375

Real Estate Operating Companies — 0.4%
Hysan Development Co. Ltd.	21,000	92,049

Retail — 1.1%
Yuexiu Real Estate Investment Trust REIT	456,000	260,106

Specialized — 1.5%
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	767,500	361,597
Total Hong Kong		1,393,975

United Kingdom — 5.4%

Diversified — 3.1%
British Land Co. PLC REIT	44,117	543,735
Land Securities Group PLC REIT	5,855	108,699
Londonmetric Property PLC REIT	46,737	112,175

Industrial — 1.4%
Segro PLC REIT	55,016	339,733

Specialized — 0.9%
Primary Health Properties PLC REIT	39,402	236,571
Total United Kingdom		1,340,913

Canada — 5.2%

Diversified — 2.5%
Crombie Real Estate Investment Trust REIT	9,014	95,937
Dream Office Real Estate Investment Trust REIT	25,439	529,247

Health Care Facilities — 1.6%
Leisureworld Senior Care Corp.†	34,180	400,213

Retail — 0.3%
RioCan Real Estate Investment Trust REIT	3,109	71,113

Specialized — 0.8%
InnVest Real Estate Investment Trust REIT	42,898	195,430
Total Canada		1,291,940

Germany — 3.3%

Diversified — 1.5%
Hamborner Reit AG	34,203	376,242

Office — 1.5%
Alstria Office REIT-AG	26,288	369,490

Real Estate Operating Companies — 0.3%
LEG Immobilien AG	770	61,080
Total Germany		806,812

France — 2.9%

Diversified — 0.5%
Unibail-Rodamco SE REIT	452	122,056

Retail — 2.4%
Altarea REIT	1,673	318,403
Mercialys SA REIT	10,628	269,933
Total France		710,392

Mexico — 2.3%

Industrial — 2.3%
Mexico Real Estate Management SA de CV REIT	282,119	444,444
Prologis Property Mexico SA de CV REIT	65,226	117,166
Total Mexico		561,610

Finland — 1.9%

Real Estate Operating Companies — 1.9%
Citycon OYJ	93,360	302,995
Sponda OYJ	41,135	176,519
Total Finland		479,514

South Africa — 1.3%

Diversified — 1.3%
Redefine Properties Ltd. REIT	325,276	332,169

Thailand — 1.2%

Real Estate Development — 1.2%
Ticon Industrial Connection PCL	660,660	305,827

14

Touchstone Global Real Estate Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 91.0% (Continued)

Sweden — 1.1%

Diversified — 0.8%
Akelius Residential AB	4,911	$196,733

Real Estate Operating Companies — 0.3%
Hufvudstaden AB - Class A†	4,576	62,751
Total Sweden		259,484

New Zealand — 0.9%

Diversified — 0.9%
Kiwi Property Group Ltd.	221,706	214,545

Jersey — 0.8%

Real Estate Operating Companies — 0.8%
Atrium European Real Estate Ltd.	39,946	186,883

China — 0.7%

Real Estate Operating Companies — 0.7%
Guangzhou R&F Properties Co. Ltd.	167,862	172,497

Bermuda — 0.5%

Real Estate Operating Companies — 0.5%
Hongkong Land Holdings Ltd.	17,600	132,879
Total Common Stocks		$22,382,809

Preferred Stocks — 5.6%

Specialized — 2.4%
Ashford Hospitality Trust, Inc. REIT, 9.00%	22,342	594,297

Hotels, Resorts & Cruise Lines — 2.0%
Sunstone Hotel Investors, Inc., 8.00%	18,788	490,367

Industrial — 1.2%
STAG Industrial, Inc. REIT, 9.00%	7,188	197,670
Terreno Realty Corp. REIT, 7.75%	3,557	92,980
		290,650
Total Preferred Stocks		$1,375,314

Investment Funds — 3.8%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	361,425	361,425
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	560,381	560,381
Total Investment Funds		$921,806

Total Investment Securities —100.4%
(Cost $23,785,883)		$24,679,929

Liabilities in Excess of Other Assets — (0.4%)		(92,026)

Net Assets — 100.0%		$24,587,903

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $344,079.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

15

Touchstone Global Real Estate Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United States	$7,734,956	$—	$—	$7,734,956
Japan	—	2,277,619	—	2,277,619
Singapore	425,396	1,718,801	—	2,144,197
Australia	137,592	1,899,005	—	2,036,597
Hong Kong	—	1,393,975	—	1,393,975
United Kingdom	348,746	992,167	—	1,340,913
Canada	1,291,940	—	—	1,291,940
Germany	—	806,812	—	806,812
France	318,403	391,989	—	710,392
Mexico	561,610	—	—	561,610
Finland	—	479,514	—	479,514
South Africa	—	332,169	—	332,169
Thailand	—	305,827	—	305,827
Sweden	196,733	62,751	—	259,484
New Zealand	—	214,545	—	214,545
Jersey	186,883	—	—	186,883
China	—	172,497	—	172,497
Bermuda	132,879	—	—	132,879
Preferred Stocks	1,375,314	—	—	1,375,314
Investment Funds	921,806	—	—	921,806
				$24,679,929

At March 31, 2015, equity securities valued at $10,422,429 were transferred from Level 1 to Level 2. Transfers from Level 1 to level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities.

See accompanying Notes to Financial Statements.

16

Portfolio of Investments

Touchstone International Fixed Income Fund – March 31, 2015 (Unaudited)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 61.2%

	Brazil — 7.6%
1,000,000	Brazil Notas do Tesouro Nacional
	Serie B (BRL), 6.000%, 5/15/17	$811,562
1,000,000	Brazil Notas do Tesouro Nacional
	Serie B (BRL), 6.000%, 8/15/22	797,154
1,000,000	Brazil Notas do Tesouro Nacional
	Serie F (BRL), 10.000%, 1/1/19	285,988
	Total Brazil	1,894,704

	New Zealand — 6.6%
700,000	New Zealand Government Bond
	(NZD), 6.000%, 4/15/15	523,840
1,300,000	New Zealand Government Bond
	(NZD), 6.000%, 5/15/21	1,123,856
	Total New Zealand	1,647,696

	Ireland — 6.0%
250,000	Ireland Government Bond (EUR),
	3.400%, 3/18/24	332,679
360,000	Ireland Government Bond (EUR),
	4.500%, 4/18/20	469,713
450,000	Ireland Government Bond (EUR),
	5.400%, 3/13/25	698,264
	Total Ireland	1,500,656

	Portugal — 5.7%
700,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 144a, 4.200%, 10/15/16	800,332
500,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 144a, 4.750%, 6/14/19	626,584
	Total Portugal	1,426,916

	Australia — 5.7%
600,000	Australia Government Bond (AUD),
	4.750%, 6/15/16	473,034
1,000,000	Australia Government Bond (AUD),
	5.750%, 7/15/22	947,476
	Total Australia	1,420,510

	South Africa — 4.7%
10,500,000	South Africa Government Bond
	(ZAR), 6.250%, 3/31/36	688,919
2,000,000	South Africa Government Bond
	(ZAR), 6.750%, 3/31/21	159,914
4,000,000	South Africa Government Bond
	(ZAR), 8.000%, 12/21/18	339,735
	Total South Africa	1,188,568

	Italy — 4.3%
500,000	Italy Buoni Poliennali Del Tesoro
	(EUR), 3.750%, 3/1/21	631,127
380,000	Italy Buoni Poliennali Del Tesoro
	(EUR), 4.750%, 5/1/17	447,184
	Total Italy	1,078,311

	Netherlands — 3.9%
750,000	Netherlands Government Bond
	(EUR), 144a, 3.250%, 7/15/21	968,955

	Mexico — 2.9%
6,000,000	Mexican Bonos Ser M20 (MXN),
	7.500%, 6/3/27	436,536
3,500,000	Mexican Bonos, Ser M20 (MXN),
	10.000%, 12/5/24	297,994
	Total Mexico	734,530

	France — 2.4%
450,000	France Government Bond OAT
	(EUR), 3.750%, 4/25/21	590,667

	United Kingdom — 2.2%
330,000	United Kingdom Gilt (GBP),
	3.750%, 9/7/19	547,978

	Japan — 2.0%
60,000,000	Japan Finance Organization for Municipalities (JPY),
	2.000%, 5/9/16	510,641

	Turkey — 1.5%
1,000,000	Turkey Government Bond (TRY),
	8.500%, 9/14/22	388,249

	Belgium — 1.5%
300,000	Belgium Government Bond (EUR),
	144a, 2.600%, 6/22/24	387,982

	Germany — 1.4%
300,000	Bundesrepublik Deutschland (EUR),
	1.500%, 9/4/22	358,015

	Spain — 1.2%
200,000	Spain Government Bond (EUR),
	144a, 5.150%, 10/31/28	310,002

	Canada — 1.1%
300,000	Canadian Government Bond (CAD),
	3.250%, 6/1/21	270,593

	Bulgaria — 0.5%
100,000	Bulgaria Government International
	Bond (EUR), 2.950%, 9/3/24	113,153
	Total Sovereign Government Obligations	$15,338,126

	Corporate Bonds — 22.3%

	United Kingdom — 6.2%

	Financials — 5.8%
200,000	HSBC Bank PLC (USD), 144a,
	1.500%, 5/15/18	199,916

17

Touchstone International Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 22.3% (Continued)

	United Kingdom — (Continued)

	Financials — (Continued)
300,000	LCR Finance PLC (GBP),
	4.500%, 12/7/28	$571,924
300,000	Northern Rock Asset Management
	PLC (EUR), 3.875%, 11/16/20	386,830
250,000	Northern Rock Asset Management
	PLC (EUR), 4.125%, 3/27/17	290,383

	Industrials — 0.4%
56,000	Network Rail Infrastructure Finance
	PLC EMTN (GBP),
	4.750%, 11/29/35	115,732
	Total United Kingdom	1,564,785

	Germany — 4.7%

	Financials — 4.7%
120,000,000	KFW (JPY), 2.050%, 2/16/26	1,181,063

	France — 1.7%

	Financials — 1.7%
50,000,000	Caisse Francaise de Financement
	Local (JPY), 1.800%, 5/9/17	430,188

	Supranational — 1.6%

	Financials — 1.6%
40,000,000	European Investment Bank (JPY),
	1.900%, 1/26/26	388,232

	Jersey — 1.4%

	Financials — 1.4%
200,000	Great Portland Estates Capital
	Jersey Ltd. (GBP),
	1.000%, 9/10/18	357,320

	Spain — 1.3%

	Consumer Discretionary — 0.9%
100,000	International Consolidated Airlines
	Group SA (EUR), 1.750%, 5/31/18	213,511

	Financials — 0.4%
100,000	Caixabank SA EMTN (EUR),
	4.500%, 11/22/16	99,514
	Total Spain	313,025

	Cayman Islands — 1.1%

	Technology — 1.1%
2,000,000	ASM Pacific Technology Ltd. (HKD),
	2.000%, 3/28/19	277,646

	Netherlands — 1.1%

	Industrials — 1.1%
250,000	Siemens Financieringsmaatschappij
	N.V. (USD), 1.050%, 8/16/17	276,050

	Virgin Islands (British) — 1.0%

	Utilities — 1.0%
2,000,000	Shine Power International Ltd.
	(HKD), 1.343%, 7/28/19#	248,624

	Armenia — 0.8%

	Financials — 0.8%
200,000	National Bank of Abu Dhabi PJSC
	EMTN (USD), 1.000%, 3/12/18	209,000

	Luxembourg — 0.6%

	Consumer Discretionary — 0.6%
100,000	SAF-Holland SA (EUR),
	1.000%, 9/12/20	141,438

	Taiwan — 0.4%
	Technology — 0.4%
100,000	Epistar Corp. (USD), 1.476%, 8/7/18#	103,825

	Australia — 0.4%

	Materials — 0.4%
100,000	Barminco Finance Pty Ltd. (USD),
	144a, 9.000%, 6/1/18	96,875
	Total Corporate Bonds	$5,588,071

	U.S. Treasury Obligation — 5.8%
1,000,000	U.S. Treasury Bond, 5.000%, 5/15/37	1,453,438

Shares

	Investment Fund — 6.8%
1,705,727	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	1,705,727

	Total Investment Securities —96.1%
	(Cost $26,985,094)	$24,085,362

	Other Assets in Excess of Liabilities — 3.9%	964,703

	Net Assets — 100.0%	$25,050,065

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

18

Touchstone International Fixed Income Fund (Unaudited) (Continued)

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

AUD - Australian Dollar

BRL - Brazil Real

CAD - Canadian Dollar

CSK - Czechoslovakia Koruna

DKK - Danish Krone

EMTN - Euro medium term note

EUR – Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLC - Public Limited Company

TRY - Turkey Lira

USD - United States Dollar

ZAR - South African Rand

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $3,390,646 or 13.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Sovereign Government Obligations	$—	$15,338,126	$—	$15,338,126
Corporate Bonds	—	5,588,071	—	5,588,071
U.S. Treasury Obligation	—	1,453,438	—	1,453,438
Investment Fund	1,705,727	—	—	1,705,727
				$24,085,362
Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$—	$1,449,245	$—	$1,449,245
Liabilities:
Futures Interest Rate Contracts	(13,077)	—	—	(13,077)
Forward Foreign Currency Contracts	—	(817,930)	—	(817,930)
				$(831,007)

* Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

19

Touchstone International Fixed Income Fund (Unaudited) (Continued)

Futures Contracts

At March 31, 2015, $60,003 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Morgan Stanley, open at March 31, 2015:

	Expiration	Number of	Notional	Unrealized
Description	Date	Contracts	Value	Depreciation
Short Futures:
Canadian 10-Year Bond Future	June 2015	5	563,499	$(3,005)
Long Gilt Future	June 2015	5	895,599	(9,126)
Euro BUXL 30-Year Bond Future	June 2015	2	378,831	(946)
				$(13,077)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
UBS AG	04/16/2015	CAD	606,600	USD	509,735	$(30,890)
UBS AG	04/16/2015	EUR	6,342,000	USD	7,477,662	(656,932)
UBS AG	04/16/2015	GBP	188,500	USD	284,761	(5,173)
UBS AG	04/16/2015	JPY	880,312,978	USD	7,382,606	(40,811)
UBS AG	04/16/2015	MXN	3,549,000	USD	242,026	(9,612)
UBS AG	04/16/2015	NOK	9,404,925	USD	1,222,813	(55,895)
UBS AG	04/16/2015	NZD	773,971	USD	579,856	(2,191)
UBS AG	04/16/2015	USD	1,532,272	AUD	1,886,500	96,824
UBS AG	04/16/2015	USD	651,128	AUD	800,000	42,403
UBS AG	04/16/2015	USD	626,430	CSK	14,976,500	42,102
UBS AG	04/16/2015	USD	484,475	DKK	3,057,003	44,278
UBS AG	04/16/2015	USD	7,850,838	EUR	6,658,500	689,717
UBS AG	04/16/2015	USD	679,802	GBP	450,000	12,348
UBS AG	04/16/2015	USD	799,945	HKD	6,202,500	(66)
UBS AG	04/16/2015	USD	1,828,868	JPY	220,000,000	(5,928)
UBS AG	04/16/2015	USD	1,800,000	JPY	213,019,200	23,424
UBS AG	04/16/2015	USD	527,286	MXN	7,728,500	21,167
UBS AG	04/16/2015	USD	1,238,365	NOK	9,404,925	71,447
UBS AG	04/16/2015	USD	1,723,004	NZD	2,225,500	61,967
UBS AG	04/16/2015	USD	599,216	NZD	773,971	21,551
UBS AG	04/16/2015	USD	336,403	ZAR	3,930,000	13,290
UBS AG	04/16/2015	ZAR	3,084,900	USD	264,064	(10,432)
UBS AG	05/05/2015	USD	996,352	BRL	2,649,000	174,213
UBS AG	05/05/2015	USD	750,000	BRL	2,200,500	67,057
UBS AG	05/05/2015	USD	385,000	BRL	1,023,599	67,317
UBS AG	07/14/2015	JPY	53,269,500	GBP	300,000	140
						$631,315

See accompanying Notes to Financial Statements.

20

Portfolio of Investments

Touchstone Merger Arbitrage Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 70.3%

Financials — 15.3%
Aviv REIT, Inc. REIT	160,396	$5,854,454
City National Corp.††	74,200	6,609,736
Hudson City Bancorp, Inc.††	1,270,741	13,317,366
Levy Acquisition Corp.*	274,360	3,607,834
Morgan Stanley Capital Trust III*	119,000	3,049,970
National Interstate Corp.††	225,332	6,327,323
Susquehanna Bancshares, Inc.††	513,681	7,042,567
		45,809,250

Information Technology — 13.1%
Advent Software, Inc.	154,540	6,816,758
Carbonite, Inc.*	223,826	3,200,712
Covisint Corp.*	86,677	175,955
Emulex Corp.*	303,513	2,418,999
Freescale Semiconductor Ltd.*††	182,140	7,424,026
Mavenir Systems, Inc.*	257,935	4,575,767
Riverbed Technology, Inc.*	187,110	3,912,470
Tokyo Electron Ltd. ADR	616,378	10,706,486
		39,231,173

Consumer Discretionary — 11.5%
DIRECTV*††	121,905	10,374,116
Family Dollar Stores, Inc.	93,570	7,414,487
Fiat Chrysler Automobiles N.V.*	196,981	3,212,760
Liberty Interactive Corp. - Class A*††	117,385	3,426,468
TRW Automotive Holdings Corp.*††	93,930	9,848,560
		34,276,391

Materials — 8.0%
Ainsworth Lumber Co. Ltd. (Canada)*	3,500,000	9,660,000
RTI International Metals, Inc.*	161,870	5,812,752
Sigma-Aldrich Corp.††	60,000	8,295,000
		23,767,752

Health Care — 6.9%
Hospira, Inc.*	76,330	6,704,827
Pharmacyclics, Inc.*	24,600	6,296,370
Salix Pharmaceuticals Ltd.*	44,935	7,765,217
		20,766,414

Utilities — 6.2%
Integrys Energy Group, Inc.	97,110	6,993,862
Pepco Holdings, Inc.††	432,699	11,609,314
		18,603,176

Energy — 5.1%
Dresser-Rand Group, Inc.*††	108,670	8,731,634
Talisman Energy, Inc.	847,635	6,509,837
		15,241,471

Industrials — 4.2%
Exelis, Inc.††	256,740	6,256,754
Polypore International, Inc.*	108,560	6,394,184
		12,650,938
Total Common Stocks		$210,346,565

Preferred Stock — 2.2%

Financials — 2.2%
GMAC Capital Trust I, 0.05%(A)	249,600	6,552,000

Principal
Amount

	Corporate Bonds — 4.7%

	Energy — 1.9%
$5,450,000	Kodiak Oil & Gas Corp.,
	8.125%, 12/1/19	5,708,875

	Consumer Staples — 1.6%
4,650,000	US Foods, Inc., 8.500%, 6/30/19	4,882,500

	Financials — 1.2%
3,845,000	PNC Preferred Funding Trust II, 144a,
	1.493%, 3/29/49(A)	3,518,175
	Total Corporate Bonds	$14,109,550

	Commercial Paper — 9.7%
$1,900,000	Bell Canada, 0.500%, 4/15/15(B)	$1,899,660
3,000,000	Eastman Chemical Co.,
	0.570%, 4/6/15(B)	2,999,828
3,000,000	Eaton Corp., 0.550%, 4/8/15(B)	2,999,847
3,000,000	Equifax Inc., 0.540%, 4/13/15(B)	2,999,751
3,000,000	Ford Motor Credit, 0.630%, 4/24/15(B)	2,999,114
3,000,000	Marriott International,
	0.570%, 4/10/15(B)	2,999,642
3,000,000	Starwood Hotels & Resorts,
	0.530%, 4/1/15(B)	2,999,971
6,000,000	Thermo Fisher Scientific,
	0.650%, 4/6/15(B)	5,999,590
3,000,000	Wyndham Worldwide Corp.,
	0.900%, 4/24/15(B)	2,999,114
	Total Commercial Paper	$28,896,517

	Shares
Exchange Traded Fund — 0.7%
SPDR Barclays Short Term High Yield
Bond ETF††	76,105	2,222,265

Investment Fund — 23.1%
Touchstone Institutional Money Market
Fund, 0.01%^∞Ω	69,115,513	69,115,513

Total Long Positions
(Cost $326,714,483)		$331,242,410

21

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Securities Sold Short —(22.6%)

Common Stocks — (22.6%)

Financials — (9.3%)
BB&T Corp.	(129,966)	$(5,067,373)
M&T Bank Corp.	(106,654)	(13,545,059)
Omega Healthcare Investors, Inc., REIT	(144,357)	(5,856,563)
Royal Bank of Canada	(55,571)	(3,354,266)
		(27,823,261)

Information Technology — (7.2%)
Applied Materials, Inc.	(500,731)	(11,296,491)
Harris Corp.	(26,243)	(2,066,899)
Mitel Networks Corp. (Canada)*	(174,134)	(1,770,943)
NXP Semiconductors N.V.*	(64,135)	(6,436,589)
		(21,570,922)

Materials — (2.0%)
Alcoa, Inc.	(458,338)	(5,921,727)

Utilities — (1.8%)
Wisconsin Energy Corp.	(109,511)	(5,420,794)

Telecommunication Services — (1.7%)
AT&T, Inc.	(158,477)	(5,174,274)

Consumer Discretionary — (0.6%)
Dollar Tree, Inc.*	(23,242)	(1,885,972)
Total Common Stocks		$(67,796,950)

Total Securities Sold Short
(Proceeds $63,185,861)		$(67,796,950)

Total —88.1%		$263,445,460

Cash Collateral for Securities
Sold Short — 13.4%		40,134,769

Liabilities in Excess of Other Assets — (1.5%)		(4,449,159)

Net Assets — 100.0%		$299,131,070

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2015.

(B)	Rate reflects yield at the time of purchase.

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

††	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of March 31, 2015 was $97,120,414.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Funds

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $3,518,175 or 1.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$210,346,565	$—	$—	$210,346,565
Preferred Stock	6,552,000	—	—	6,552,000
Corporate Bonds	—	14,109,550	—	14,109,550
Commercial Paper	—	28,896,517	—	28,896,517
Exchanged Traded Fund	2,222,265	—	—	2,222,265
Investment Fund	69,115,513	—	—	69,115,513
				$331,242,410
Liabilities:
Securities Sold Short
Common Stocks	$(67,796,950)	$—	$—	$(67,796,950)

22

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Transactions in written options for the period ended March 31, 2015.

	Number of
	Contracts	Proceeds
Beginning of Period, September 30, 2014	2,527	$597,434
Put Options Closed	(971)	(204,785)
Call Options Expired	(971)	(218,343)
Put Options Expired	(585)	(174,306)
March 31, 2015	—	$—

See accompanying Notes to Financial Statements.

23

Portfolio of Investments

Touchstone Mid Cap Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

Consumer Discretionary — 33.5%
Cabela's, Inc.*†	227,702	$12,746,759
CarMax, Inc.*	388,049	26,779,261
Deckers Outdoor Corp.*	171,010	12,461,499
Dollar Tree, Inc.*	495,700	40,223,576
H&R Block, Inc.	516,810	16,574,097
Hasbro, Inc.	248,933	15,742,523
PulteGroup, Inc.	1,060,960	23,585,141
Tempur Sealy International, Inc.*	348,050	20,096,407
Whirlpool Corp.	112,771	22,786,508
		190,995,771

Information Technology — 14.8%
Amphenol Corp. - Class A	440,022	25,930,496
NetApp, Inc.	535,110	18,975,001
Paychex, Inc.	438,198	21,741,194
Symantec Corp.	760,250	17,763,241
		84,409,932

Financials — 13.7%
Alleghany Corp.*	50,063	24,380,681
M&T Bank Corp.†	178,491	22,668,357
MBIA, Inc.*	1,446,279	13,450,395
Voya Financial, Inc.	412,890	17,799,688
		78,299,121

Consumer Staples — 12.0%
Brown-Forman Corp. - Class B	182,967	16,531,068
Energizer Holdings, Inc.	188,617	26,038,577
Lorillard, Inc.	270,338	17,666,588
Pricesmart, Inc.	96,163	8,171,932
		68,408,165

Materials — 10.8%
Albemarle Corp.	274,142	14,485,663
NewMarket Corp.	64,530	30,832,434
Vulcan Materials Co.	195,835	16,508,890
		61,826,987

Industrials — 9.2%
Cintas Corp.	413,725	33,772,372
Old Dominion Freight Line, Inc.*	237,725	18,376,142
		52,148,514

Health Care — 3.3%
Tenet Healthcare Corp.*	373,603	18,497,085

Energy — 1.8%
Atwood Oceanics, Inc.	372,231	10,463,413
Total Common Stocks		$565,048,988

Investment Funds — 7.1%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	27,459,980	27,459,980
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	12,803,702	12,803,702
Total Investment Funds		$40,263,682

Total Investment Securities —106.2%
(Cost $508,177,634)		$605,312,670

Liabilities in Excess of Other Assets — (6.2%)		(35,107,015)

Net Assets — 100.0%		$570,205,655

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $26,625,331.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$565,048,988	$—	$—	$565,048,988
Investment Funds	40,263,682	—	—	40,263,682
				$605,312,670

See accompanying Notes to Financial Statements.

24

Portfolio of Investments

Touchstone Mid Cap Value Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Financials — 25.0%
Alexandria Real Estate Equities, Inc., REIT	71,158	$6,976,330
Allstate Corp. (The)	48,887	3,479,288
American Campus Communities, Inc., REIT	134,902	5,783,249
Ameriprise Financial, Inc.	34,251	4,481,401
Brixmor Property Group, Inc., REIT	202,381	5,373,216
E*TRADE Financial Corp.*	157,616	4,500,725
Fifth Third Bancorp	275,061	5,184,900
Hancock Holding Co.	107,927	3,222,700
Hanover Insurance Group, Inc. (The)	68,558	4,975,940
Hartford Financial Services Group, Inc.	139,550	5,835,981
Host Hotels & Resorts, Inc., REIT	287,428	5,800,297
Investors Bancorp, Inc.	402,964	4,722,738
Reinsurance Group of America, Inc.	40,310	3,756,489
SunTrust Banks, Inc.	120,599	4,955,413
TCF Financial Corp.	270,994	4,260,026
Unum Group	160,909	5,427,461
Willis Group Holdings PLC (Ireland)	75,917	3,657,681
Zions Bancorporation	177,315	4,787,505
		87,181,340

Information Technology — 15.0%
Cadence Design Systems, Inc.*	344,310	6,349,076
Citrix Systems, Inc.*	81,146	5,182,795
Diebold, Inc.	115,619	4,099,850
Equinix, Inc., REIT	26,173	6,094,383
Fidelity National Information Services, Inc.	80,897	5,505,850
IAC/InterActiveCorp.	67,755	4,571,430
Juniper Networks, Inc.	149,538	3,376,568
Microchip Technology, Inc.†	115,757	5,660,517
Solera Holdings, Inc.	100,540	5,193,896
Synopsys, Inc.*	139,938	6,481,928
		52,516,293

Consumer Discretionary — 11.5%
American Eagle Outfitters, Inc.	224,819	3,839,909
Bed Bath & Beyond, Inc.*	55,693	4,275,830
BorgWarner, Inc.	89,142	5,391,308
Cabela's, Inc.*†	88,229	4,939,059
Dollar General Corp.	49,578	3,737,190
Harley-Davidson, Inc.	49,634	3,014,769
Hasbro, Inc.†	69,498	4,395,054
Interpublic Group of Cos, Inc. (The)	156,676	3,465,673
LKQ Corp.*	93,855	2,398,934
Sally Beauty Holdings, Inc.	133,381	4,584,305
		40,042,031

Industrials — 11.1%
Aercap Holdings N.V.	119,077	5,197,711
Cintas Corp.	42,247	3,448,623
Clean Harbors, Inc.*†	77,992	4,428,386
Dover Corp.	60,313	4,168,835
Fluor Corp.	57,187	3,268,809
KAR Auction Services, Inc.	146,384	5,552,345
Parker Hannifin Corp.	31,429	3,733,137
Pentair PLC (Ireland)	25,509	1,604,261
Regal-Beloit Corp.	58,044	4,638,876
Xylem, Inc.	79,071	2,769,066
		38,810,049

Consumer Staples — 9.0%
Coca-Cola Enterprises, Inc.	92,323	4,080,677
Darling International, Inc.*	297,692	4,170,665
Ingredion, Inc.	48,831	3,800,028
JM Smucker Co. (The)	52,732	6,102,674
Kroger Co. (The)	58,764	4,504,848
Molson Coors Brewing Co. - Class B	65,099	4,846,621
Sysco Corp.	108,979	4,111,778
		31,617,291

Utilities — 8.4%
AGL Resources, Inc.	94,260	4,680,009
Edison International	68,973	4,308,743
Great Plains Energy, Inc.	186,611	4,978,781
Portland General Electric Co.	149,676	5,551,483
SCANA Corp.	76,609	4,212,729
Xcel Energy, Inc.	160,936	5,602,182
		29,333,927

Health Care — 7.7%
AmerisourceBergen Corp.	33,781	3,839,886
Charles River Laboratories International, Inc.*	58,791	4,661,538
Cooper Cos, Inc. (The)	32,702	6,129,009
DENTSPLY International, Inc.	67,731	3,446,831
Patterson Cos., Inc.	86,486	4,219,652
Quest Diagnostics, Inc.	58,044	4,460,681
		26,757,597

Materials — 6.5%
Air Products & Chemicals, Inc.	19,118	2,892,171
Albemarle Corp.	50,519	2,669,424
Allegheny Technologies, Inc.	158,917	4,769,099
Bemis Co., Inc.	76,166	3,527,247
Cabot Corp.	94,564	4,255,380
FMC Corp.	80,427	4,604,446
		22,717,767

Energy — 4.7%
EQT Corp.	51,653	4,280,484
Newfield Exploration Co.*	79,016	2,772,671
Oasis Petroleum, Inc.*†	94,620	1,345,496
Pioneer Natural Resources Co.	24,513	4,008,121
Range Resources Corp.	18,592	967,528
Spectra Energy Corp.	81,008	2,930,059
		16,304,359
Total Common Stocks		$345,280,654

25

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 4.7%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	13,886,434	$13,886,434
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	2,690,102	2,690,102
Total Investment Funds		$16,576,536

Total Investment Securities —103.6%
(Cost $311,212,812)		361,857,190

Liabilities in Excess of Other Assets — (3.6%)		(12,707,608)

Net Assets — 100.0%		$349,149,582

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $13,373,116.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$345,280,654	$—	$—	$345,280,654
Investment Funds	16,576,536	—	—	16,576,536
				$361,857,190

See accompanying Notes to Financial Statements.

26

Portfolio of Investments

Touchstone Premium Yield Equity Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.3%

Financials — 25.3%
Ares Capital Corp.	121,471	$2,085,657
Bank of Montreal (Canada)	56,686	3,399,459
CME Group, Inc. IL	35,541	3,366,088
Digital Realty Trust, Inc., REIT	81,880	5,400,805
HCP, Inc., REIT	126,869	5,482,009
Hospitality Properties Trust, REIT	144,415	4,764,251
Host Hotels & Resorts, Inc., REIT	193,003	3,894,801
Lamar Advertising Co.- Class A,, REIT	130,918	7,759,510
Omega Healthcare Investors, Inc., REIT	56,236	2,281,495
People's United Financial, Inc.	192,553	2,926,806
Senior Housing Properties Trust, REIT	81,880	1,816,917
Ventas, Inc., REIT	63,885	4,664,883
Weyerhaeuser Co., REIT	181,756	6,025,211
		53,867,892

Health Care — 16.3%
AbbVie, Inc.	78,731	4,608,913
Baxter International, Inc.	52,637	3,605,634
GlaxoSmithKline PLC, ADR	96,727	4,463,951
Johnson & Johnson	62,985	6,336,291
Merck & Co., Inc.	122,370	7,033,828
Novartis AG, ADR	46,789	4,613,863
Pfizer, Inc.	120,571	4,194,665
		34,857,145

Energy — 15.8%
Golar Lng Ltd. (Bermuda)	45,889	1,527,186
Kinder Morgan, Inc. Delaware	284,938	11,984,484
Pembina Pipeline Corp. (Canada)	62,985	1,994,105
Spectra Energy Corp.	223,146	8,071,191
Williams Cos., Inc. (The)	200,773	10,157,106
		33,734,072

Information Technology — 11.7%
Cisco Systems, Inc.	169,159	4,656,101
Maxim Integrated Products, Inc.	103,025	3,586,300
Microchip Technology, Inc.	103,475	5,059,928
Microsoft Corp.	129,119	5,249,333
Seagate Technology PLC (Ireland)	74,232	3,862,291
STMicroelectronics N.V.	281,182	2,606,557
		25,020,510

Utilities — 8.9%
American Water Works Co., Inc.	95,827	5,194,782
NiSource, Inc.	124,159	5,482,861
ONEOK, Inc.	172,758	8,333,846
		19,011,489

Industrials — 5.8%
Covanta Holding Corp.	94,927	2,129,213
Eaton Corp. PLC (Ireland)	54,887	3,729,023
General Electric Co.	260,487	6,462,682
		12,320,918

Materials — 5.6%
Domtar Corp.	109,324	5,052,955
LyondellBasell Industries N.V. - Class A (Netherlands)	79,181	6,952,092
		12,005,047

Telecommunication Services — 5.2%
AT&T, Inc.	106,624	3,481,274
BCE, Inc. (Canada)	38,691	1,638,951
Verizon Communications, Inc.	50,838	2,472,252
Vodafone Group PLC (Great Britain), ADR	105,724	3,455,060
		11,047,537

Consumer Discretionary — 2.7%
Coach, Inc.	136,767	5,666,257
Total Common Stocks		$207,530,867

Investment Fund — 7.9%
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	16,829,456	16,829,456

Total Investment Securities —105.2%
(Cost $196,590,394)		$224,360,323

Liabilities in Excess of Other Assets — (5.2)%		(11,185,458)

Net Assets — 100.0%		$213,174,865

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

27

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$207,530,867	$—	$—	$207,530,867
Investment Fund	16,829,456	—	—	16,829,456
				$224,360,323

See accompanying Notes to Financial Statements.

28

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Information Technology — 39.2%
Adobe Systems, Inc.*	1,659,000	$122,666,460
Alibaba Group Holding, Ltd. ADR*†	1,876,000	156,158,240
ARM Holdings PLC ADR	3,902,000	192,368,600
ASML Holding NV†	1,516,000	153,161,480
Baidu, Inc. ADR*	1,042,000	217,152,800
Facebook, Inc. - Class A*	2,830,000	232,668,450
Google, Inc. - Class C*	189,000	103,572,000
Google, Inc. - Class A*	247,000	137,010,900
LinkedIn Corp. - Class A*	812,000	202,886,320
Salesforce.com, Inc.*	3,363,000	224,682,030
Splunk, Inc.*	1,602,000	94,838,400
Visa, Inc. - Class A	8,308,000	543,426,280
		2,380,591,960

Health Care — 23.4%
Alexion Pharmaceuticals, Inc.*	1,059,000	183,524,700
athenahealth, Inc.*†	969,000	115,688,910
Biogen Idec, Inc.*	760,000	320,902,400
BioMarin Pharmaceutical, Inc.*	1,801,000	224,440,620
Cerner Corp.*	2,848,000	208,644,480
Regeneron Pharmaceuticals, Inc.*	810,000	365,698,800
		1,418,899,910

Consumer Discretionary — 17.7%
Chipotle Mexican Grill, Inc.*	395,000	256,963,300
Las Vegas Sands Corp.	3,014,000	165,890,560
NIKE, Inc. - Class B	2,067,000	207,382,110
Priceline Group, Inc. (The)*	239,000	278,231,850
Twenty-First Century Fox, Inc., Class A	4,828,000	163,379,520
		1,071,847,340

Energy — 7.2%
FMC Technologies, Inc.*	3,275,000	121,207,750
Schlumberger Ltd. (Curacao)	2,573,000	214,691,120
Southwestern Energy Co.*	4,425,000	102,615,750
		438,514,620

Financials — 4.5%
Charles Schwab Corp. (The)	5,984,000	182,152,960
LendingClub Corp.*†	4,659,000	91,549,350
		273,702,310

Materials — 3.6%
Monsanto Co.	1,934,000	217,652,360

Consumer Staples — 3.0%
Whole Foods Market, Inc.	3,429,000	178,582,320
Total Common Stocks		$5,979,790,820

Investment Funds — 6.8%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	330,439,256	330,439,256
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	84,181,372	84,181,372
Total Investment Funds		$414,620,628

Total Investment Securities —105.4%
(Cost $4,093,060,728)		$6,394,411,448

Liabilities in Excess of Other Assets — (5.4%)		(326,517,327)

Net Assets — 100.0%		$6,067,894,121

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $323,449,892.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviation:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$5,979,790,820	$—	$—	$5,979,790,820
Investment Funds	414,620,628	—	—	414,620,628
				$6,394,411,448

See accompanying Notes to Financial Statements.

29

Portfolio of Investments

Touchstone Small Cap Core Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Consumer Discretionary — 25.1%
American Eagle Outfitters, Inc.	649,749	$11,097,713
Cabela's, Inc.*†	558,116	31,243,334
Dana Holding Corp.	1,004,390	21,252,892
Deckers Outdoor Corp.*	313,920	22,875,350
Service Corp. International	1,807,690	47,090,324
Sturm Ruger & Co., Inc.†	337,012	16,725,906
Tempur Sealy International, Inc.*	528,440	30,512,126
Vista Outdoor, Inc.*	616,590	26,402,384
		207,200,029

Financials — 24.2%
Alexander & Baldwin, Inc.	514,938	22,235,023
Corrections Corp. of America REIT	851,640	34,287,026
Eaton Vance Corp.	411,219	17,123,159
First Industrial Realty Trust, Inc. REIT	1,371,301	29,386,980
MBIA, Inc.*	1,601,234	14,891,476
Montpelier Re Holdings Ltd. (Bermuda)	528,082	20,299,472
Tejon Ranch Co.*	366,321	9,689,190
Waddell & Reed Financial, Inc. - Class A	628,820	31,151,743
White Mountains Insurance Group Ltd. (Bermuda)	30,389	20,801,878
		199,865,947

Industrials — 18.5%
Exelis, Inc.	1,366,090	33,291,613
Kaman Corp.	270,768	11,488,686
Matson, Inc.	541,935	22,847,980
MRC Global, Inc.*	635,990	7,536,482
Old Dominion Freight Line, Inc.*	39,736	3,071,593
Orbital ATK, Inc.	561,332	43,014,871
Ritchie Bros Auctioneers, Inc. (Canada)†	382,425	9,537,680
USG Corp.*	818,740	21,860,358
		152,649,263

Materials — 11.9%
NewMarket Corp.	115,833	55,345,007
Olin Corp.	1,076,490	34,490,740
Tredegar Corp.	394,900	7,941,439
		97,777,186

Energy — 7.8%
Atwood Oceanics, Inc.	854,316	24,014,823
Superior Energy Services, Inc.	1,187,200	26,522,048
World Fuel Services Corp.	241,754	13,896,021
		64,432,892

Health Care — 4.1%
Tenet Healthcare Corp.*	686,817	34,004,310

Consumer Staples — 3.5%
Pricesmart, Inc.	337,555	28,685,424

Information Technology — 2.7%
Advent Software, Inc.	498,695	21,997,436
Total Common Stocks		$806,612,487

Warrants — 0.0%

Financials — 0.0%
Tejon Ranch Co., Expiration 08/31/16*	63,145	50,516

Investment Funds — 7.0%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	45,855,943	45,855,943
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	11,679,284	11,679,284
Total Investment Funds		$57,535,227

Total Investment Securities — 104.8%
(Cost $645,595,161)		$864,198,230

Liabilities in Excess of Other Assets — (4.8%)		(39,410,505)

Net Assets — 100.0%		$824,787,725

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $44,167,176.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

30

Touchstone Small Cap Core Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$806,612,487	$—	$—	$806,612,487
Warrants	50,516	—	—	50,516
Investment Funds	57,535,227	—	—	57,535,227
				$864,198,230

See accompanying Notes to Financial Statements.

31

Portfolio of Investments

Touchstone Small Cap Value Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.5%

Financials — 35.6%
Astoria Financial Corp.	68,145	$882,478
Brookline Bancorp, Inc.	95,902	963,815
Capitol Federal Financial, Inc.	57,329	716,612
Chemical Financial Corp.	38,769	1,215,796
Columbia Banking System, Inc.	46,234	1,339,400
CVB Financial Corp.	36,614	583,627
First Financial Bancorp	68,228	1,215,141
First Merchants Corp.	21,632	509,217
First Midwest Bancorp, Inc.	56,979	989,725
FNB Corp.	140,539	1,846,682
Hancock Holding Co.	45,729	1,365,468
Iberiabank Corp.	17,529	1,104,853
Infinity Property & Casualty Corp.	8,981	736,891
MB Financial, Inc.	26,468	828,713
Medical Properties Trust, Inc. REIT	38,151	562,346
National Bank Holdings Corp. - Class A	95,830	1,802,562
National Penn Bancshares, Inc.	109,317	1,177,344
New Residential Investment Corp. REIT	114,019	1,713,706
Northfield Bancorp, Inc.	27,654	409,832
Northwest Bancshares, Inc.	70,764	838,553
Old National Bancorp.	78,312	1,111,247
ProAssurance Corp.	30,118	1,382,717
Provident Financial Services, Inc.	32,077	598,236
Trustmark Corp.	29,871	725,268
Westamerica Bancorporation†	29,922	1,292,930
		25,913,159

Industrials — 20.4%
ABM Industries, Inc.	27,544	877,552
Acacia Research Corp.†	148,365	1,587,506
Astec Industries, Inc.	25,929	1,111,836
Briggs & Stratton Corp.	61,814	1,269,660
CLARCOR, Inc.	21,086	1,392,941
Crane Co.	10,909	680,831
Granite Construction, Inc.	55,112	1,936,636
Harsco Corp.	53,597	925,084
Herman Miller, Inc.	45,399	1,260,276
KBR, Inc.	8,039	116,405
Knoll, Inc.	7,828	183,410
McGrath RentCorp	22,447	738,731
Regal-Beloit Corp.	20,938	1,673,365
Tetra Tech, Inc.	45,158	1,084,695
		14,838,928

Energy — 11.6%
CARBO Ceramics, Inc.†	50,022	1,526,171
Green Plains Renewable Energy, Inc.	31,139	889,018
Patterson-UTI Energy, Inc.	104,852	1,968,596
Precision Drilling Corp.	199,744	1,266,377
Superior Energy Services, Inc.	80,890	1,807,083
Tidewater, Inc.†	50,318	963,087
		8,420,332

Materials — 8.1%
Commercial Metals Co.	4,189	67,820
Compass Minerals International, Inc.	7,517	700,660
Globe Specialty Metals, Inc.	54,360	1,028,491
Greif, Inc. - Class A	22,468	882,318
Haynes International, Inc.	18,364	819,218
Kronos Worldwide, Inc.	77,941	985,954
OM Group, Inc.	45,555	1,368,017
		5,852,478

Consumer Discretionary — 6.9%
Abercrombie & Fitch Co. - Class A†	26,437	582,671
Chico's FAS, Inc.	78,106	1,381,695
Finish Line, Inc. (The) - Class A	994	24,373
Men's Wearhouse, Inc. (The)	30,386	1,586,149
Sotheby's†	33,851	1,430,543
		5,005,431

Information Technology — 6.5%
ADTRAN, Inc.	61,526	1,148,690
Cohu, Inc.	53,081	580,706
Diebold, Inc.	49,603	1,758,922
Micrel, Inc.	82,168	1,239,093
		4,727,411

Consumer Staples — 6.1%
Andersons, Inc. (The)	17,892	740,192
Dean Foods Co.	74,404	1,229,898
Snyder's-Lance, Inc.	30,706	981,364
Universal Corp.	31,696	1,494,783
		4,446,237

Health Care — 2.3%
Bio-Techne Corp.	16,817	1,686,577
Total Common Stocks		$70,890,553

Investment Funds — 11.9%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	6,714,500	6,714,500
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	1,952,151	1,952,151
Total Investment Funds		$8,666,651

Total Investment Securities —109.4%
(Cost $79,220,514)		$79,557,204

Liabilities in Excess of Other Assets — (9.4%)		(6,804,001)

Net Assets — 100.0%		$72,753,203

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

32

Touchstone Small Cap Value Fund (Unaudited) (Continued)

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $6,585,600.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$70,890,553	$—	$—	$70,890,553
Investment Funds	8,666,651	—	—	8,666,651
				$79,557,204

See accompanying Notes to Financial Statements.

33

Portfolio of Investments

Touchstone Total Return Bond Fund – March 31, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 28.0%

	Industrials — 8.0%
$1,660,312	American Airlines 2011-1 Class B Pass
	Through Trust, 144a,
	7.000%, 1/31/18	$1,801,438
50,220	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	52,852
97,521	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	105,175
388,682	Burlington Northern and Santa Fe
	Railway Co. 2005-3 Pass Through
	Trust, 4.830%, 1/15/23	428,552
857,105	Burlington Northern and Santa Fe
	Railway Co. 2005-4 Pass Through
	Trust, 4.967%, 4/1/23	954,180
1,503,305	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	1,676,185
637,926	CSX Transportation, Inc.,
	6.251%, 1/15/23	755,144
1,163,234	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	1,246,115
1,073,016	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	1,185,683
490,728	Federal Express Corp. 1999 Pass
	Through Trust, 7.650%, 1/15/22	591,327
600,000	Kansas City Southern DE Mexico SA
	DE CV, 3.000%, 5/15/23	591,932
1,027,000	Republic Services, Inc.,
	5.250%, 11/15/21	1,179,469
1,162,035	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	1,336,341
66,678	Union Pacific Railroad Co. 2001 Pass
	Through Trust, 6.630%, 1/27/22	74,926
1,010,261	Union Pacific Railroad Co. 2003 Pass
	Through Trust, 4.698%, 1/2/24	1,105,664
520,304	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	610,296
1,325,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	1,368,062
		$15,063,341

	Financials — 7.2%
1,885,000	American Express Co.,
	2.650%, 12/2/22	1,875,356
1,216,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	1,466,289
1,350,000	Ford Motor Credit Co. LLC,
	4.375%, 8/6/23	1,458,586
1,604,000	General Electric Capital Corp. MTN,
	5.625%, 5/1/18	1,801,034
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,711,486
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,463,466
2,000,000	USB Capital IX, 3.500%, 10/29/49(A)	1,655,000
2,000,000	Wachovia Capital Trust III,
	5.570%, 3/29/49(A)	1,974,800
		$13,406,017

	Utilities — 6.4%
1,576,966	Bruce Mansfield Unit, 6.850%, 6/1/34	1,667,815
450,000	California Water Service Co.,
	5.500%, 12/1/40	599,380
800,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	1,050,976
1,780,000	Dominion Resources, Inc.,
	2.573%, 9/30/66(A)	1,655,847
1,700,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	1,927,378
1,046,708	Kiowa Power Partners LLC, 144a,
	5.737%, 3/30/21	1,136,725
2,000,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	1,967,660
1,800,000	South Carolina Electric & Gas Co.,
	4.600%, 6/15/43	2,034,799
		$12,040,580

	Energy — 3.7%
1,000,000	Apache Corp., 3.250%, 4/15/22	1,016,213
1,253,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	1,293,722
1,530,000	Newfield Exploration Co.,
	5.750%, 1/30/22	1,595,025
1,551,000	Petrobras International Finance Co. -
	Pifco, 3.500%, 2/6/17	1,451,503
1,500,000	Petroleos Mexicanos (Mexico),
	4.875%, 1/24/22	1,591,875
		$6,948,338

	Telecommunication Services — 1.0%
1,500,000	Verizon Communications, Inc.,
	6.000%, 4/1/41	1,804,012

	Consumer Staples — 0.9%
1,442,037	CVS Pass-Through Trust,
	6.036%, 12/10/28	1,704,629

	Health Care — 0.8%
1,400,000	HCA, Inc., 4.250%, 10/15/19	1,438,500
	Total Corporate Bonds	$52,405,417

	Asset-Backed Securities — 2.6%
1,261,268	321 Henderson Receivables I LLC, Ser
	2012-1A, Class A, 144a,
	4.210%, 2/16/65	1,360,399
1,227,175	321 Henderson Receivables I LLC, Ser
	2012-2A, Class A, 144a,
	3.840%, 10/15/59	1,300,512
575,000	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	630,072
1,325,000	JCP&L Transition Funding LLC, Ser
	2006-A, Class A4, 5.610%, 6/5/23	1,539,557
	Total Asset-Backed Securities	$4,830,540

34

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 18.1%
$328,388	FHLMC, Pool #A89148,
	4.000%, 10/1/39	$352,037
222,203	FNMA, Pool #465711, 4.680%, 8/1/28	261,201
1,604,300	FNMA, Pool #469616, 3.500%, 11/1/21	1,736,279
1,700,000	FNMA, Pool #469667, 3.540%, 12/1/21	1,838,142
114,962	FNMA, Pool #874210, 5.260%, 1/1/25	136,295
195,800	FNMA, Pool #888829, 5.832%, 6/1/37	240,890
192,632	FNMA, Pool #958736, 4.940%, 5/1/19	215,319
253,277	FNMA, Pool #AB1152, 4.000%, 6/1/25	269,294
351,360	FNMA, Pool #AD0101, 4.890%, 7/1/19	393,978
418,450	FNMA, Pool #AD0166, 4.864%, 8/1/19	469,299
1,028,276	FNMA, Pool #AD0342, 4.662%, 10/1/19	1,146,000
443,710	FNMA, Pool #AD0786, 4.501%, 1/1/20	495,380
516,353	FNMA, Pool #AD0910, 4.603%, 4/1/20	574,451
78,103	FNMA, Pool #AD1608, 4.000%, 2/1/25	82,761
394,417	FNMA, Pool #AE0209, 4.380%, 6/1/20	437,673
1,273,303	FNMA, Pool #AE0446, 4.047%, 9/1/20	1,402,991
734,865	FNMA, Pool #AE2771, 3.500%, 8/1/26	785,021
468,415	FNMA, Pool #AE8886, 3.500%, 12/1/25	497,794
328,918	FNMA, Pool #AH1519, 3.500%, 12/1/25	349,602
340,328	FNMA, Pool #AH8854, 4.500%, 4/1/41	372,987
532,353	FNMA, Pool #AI1856, 4.500%, 5/1/41	589,965
1,852,862	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,908,157
1,941,165	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,962,784
2,732,736	FNMA, Pool #AP7488, 3.500%, 9/1/42	2,874,418
1,324,658	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,317,468
2,993,145	FNMA, Pool #AU1628, 3.000%, 7/1/43	3,065,089
3,276,890	FNMA, Pool #AX7699, 3.500%, 2/1/45	3,445,188
1,547,323	GNMA, Pool #5276, 3.000%, 1/20/27	1,632,317
1,879,492	GNMA, Pool #710077, 4.700%, 5/20/61	2,016,994
358,225	GNMA, Pool #751408, 4.826%, 6/20/61	398,610
750,566	GNMA, Pool #751409, 4.626%, 7/20/61	807,357
436,759	GNMA, Pool #752631,
	4.500%, 10/20/40	484,201
696,480	GNMA, Pool #756686, 4.697%, 9/20/61	752,082
542,706	GNMA, Pool #757327, 4.295%, 7/20/61	580,123
	Total U.S. Government Mortgage-Backed Obligations	$33,892,147

	Agency Collateralized Mortgage Obligations — 5.2%
1,000,000	FREMF Mortgage Trust, Ser 2011-K702,
	Class B, 144a, 4.770%, 4/25/44(A)	1,074,218
1,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.036%, 5/25/45(A)	1,068,404
1,035,000	FREMF Mortgage Trust, Ser 2012-K710,
	Class B, 144a, 3.819%, 6/25/47(A)	1,085,499
1,508	GNMA, Ser 2009-86, Class A,
	3.536%, 9/16/35	1,507
899,823	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	902,892
542,927	GNMA, Ser 2011-31, Class A,
	2.210%, 12/16/35	545,125
11,242	GNMA, Ser 2011-47, Class A,
	2.070%, 4/16/32	11,235
373,975	GNMA, Ser 2012-22, Class AB,
	1.661%, 3/16/33	376,376
3,070,031	GNMA, Ser 2012-53, Class AC,
	2.381%, 12/16/43	3,083,512
1,663,886	GNMA, Ser 2013-40, Class AC,
	1.584%, 1/16/46	1,635,932
	Total Agency Collateralized Mortgage Obligations	$9,784,700

	U.S. Treasury Obligations — 3.2%
1,500,000	U.S. Treasury Note, 1.750%, 5/15/22	1,504,101
3,385,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/40#	1,769,417
5,650,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/43#	2,706,056
	Total U.S. Treasury Obligations	$5,979,574

	Commercial Mortgage-Backed Securities — 5.9%
1,675,000	Citigroup Commercial Mortgage Trust,
	Ser 2007-C6, Class A4,
	5.703%, 12/10/49(A)	1,812,002
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	501,267
1,725,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2007-CD4,
	Class A4, 5.322%, 12/11/49	1,816,075
1,699,745	Commercial Mortgage Trust, Ser
	2005-GG5, Class A5,
	5.224%, 4/10/37(A)	1,712,288
2,115,726	GS Mortgage Securities Corp. II, Ser
	2007-GG10, Class A4,
	5.796%, 8/10/45(A)	2,284,785
1,200,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class AM,
	5.000%, 10/15/42(A)	1,209,509
1,550,000	ML-CFC Commercial Mortgage Trust,
	Ser 2006-3, Class AM,
	5.456%, 7/12/46(A)	1,636,493
	Total Commercial Mortgage-Backed Securities	$10,972,419

	Municipal Bonds — 3.5%

	California — 0.8%
1,450,274	CA State HFA Residential Mortgage
	Rev, Ser A, 2.900%, 2/1/42	1,461,398

	Florida — 0.7%
1,372,407	FL State HFC Rev, Homeownership
	Mortgage Special Project,
	2.800%, 7/1/41	1,353,399

35

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 3.5% (Continued)

	Missouri — 0.7%
$1,340,000	MO State Housing Development
	Commission, Special
	Homeownership Loan Program, Ser
	C, 2.650%, 11/1/40	$1,308,644

	Texas — 0.6%
1,195,000	TX State Dept of Housing, Ser A,
	2.800%, 3/1/36	1,190,794

	Virginia — 0.7%
1,296,465	VA State Housing Development
	Authority, Pass Thru Ser C,
	2.750%, 4/25/42	1,287,013
	Total Municipal Bonds	$6,601,248

	U.S. Government Agency Obligations — 28.7%
44,791	Astro Offshore Corp.,
	6.000%, 12/20/19	47,813
354,000	Canal Barge Co., Inc., 4.500%, 11/12/34	402,093
2,439	Ecuador Government AID Bond,
	7.050%, 5/1/15	2,450
621,260	EJM Airport LLC, 6.271%, 5/15/20	703,873
2,000,000	Fishers Lane Associates LLC, 144a,
	3.666%, 8/5/30	2,071,796
1,505,000	Israel Government AID Bond,
	5.500%, 9/18/33	2,079,871
208,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	239,089
1,705,500	Petroleos Mexicanos (Mexico),
	2.290%, 2/15/24	1,732,235
20,347	Small Business Administration
	Participation Certificates,
	6.150%, 2/1/18	21,135
37,294	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	40,179
86,945	Small Business Administration
	Participation Certificates, Ser
	2001-20K, Class 1, 5.340%, 11/1/21	93,480
218,745	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	235,731
222,901	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	239,830
78,659	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	84,608
55,204	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	58,792
496,999	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	537,452
13,741	Small Business Administration
	Participation Certificates, Ser
	2005-10E, Class 1, 4.540%, 9/1/15	13,902
284,194	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	303,263
265,722	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	289,365
1,309,470	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	1,425,243
469,620	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	524,882
1,179,731	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	1,286,903
889,544	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	970,895
1,010,438	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	1,123,360
1,318,312	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	1,466,224
514,294	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	580,479
1,216,445	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	1,353,041
797,154	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	887,773
944,379	Small Business Administration
	Participation Certificates, Ser
	2008-20K, Class 1, 6.770%, 11/1/28	1,088,770
1,194,635	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	1,325,107
1,209,912	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,341,687
279,418	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	305,117
1,336,518	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	1,470,936

36

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 28.7% (Continued)
$901,014	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	$1,018,324
1,370,628	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	1,460,922
1,254,216	Small Business Administration
	Participation Certificates, Ser
	2010-20F, Class 1, 3.880%, 6/1/30	1,343,638
1,971,755	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	2,053,530
1,473,184	Small Business Administration
	Participation Certificates, Ser
	2012-10C, Class 1, 1.240%, 5/1/22	1,454,272
2,206,336	Small Business Administration
	Participation Certificates, Ser
	2013-20C, Class 1, 2.220%, 3/1/33	2,183,768
2,509,211	Small Business Administration
	Participation Certificates, Ser
	2013-20E, Class 1, 2.070%, 5/1/33	2,470,483
2,688,875	Small Business Administration
	Participation Certificates, Ser
	2013-20G, Class 1, 3.150%, 7/1/33	2,810,665
3,020,879	Small Business Administration
	Participation Certificates, Ser
	2014-20H, Class 1, 2.880%, 8/1/34	3,097,328
2,552,000	Small Business Administration
	Participation Certificates, Ser
	2014-20K, Class 1, 2.800%, 11/1/34	2,601,577
125,364	Sterling Equipment, 6.125%, 9/28/19	139,535
1,700,033	Tagua Leasing LLC, 1.581%, 11/16/24	1,666,898
1,650,000	Tennessee Valley Authority,
	4.650%, 6/15/35	1,982,254
1,056,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	1,236,080
1,549,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	1,824,677
1,825,000	Vessel Management Services, Inc.,
	6.080%, 5/20/24	2,098,814
	Total U.S. Government Agency Obligations	$53,790,139

		Market
Shares		Value

	Investment Fund — 3.6%
6,749,744	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	$6,749,744

	Total Investment Securities —98.8%
	(Cost $180,745,384)	$185,005,928

	Other Assets in Excess of Liabilities — 1.2%	2,309,135

	Net Assets — 100.0%	$187,315,063

#	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2015.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

AID - Agency for International Development

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LLC - Limited Liability Company

MTN - Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $10,898,991 or 5.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

37

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$52,405,417	$—	$52,405,417
Asset-Backed Securities	—	4,830,540	—	4,830,540
U.S. Government Mortgage-Backed Obligations	—	33,892,147	—	33,892,147
Agency Collateralized Mortgage Obligations	—	9,784,700	—	9,784,700
U.S. Treasury Obligations	—	5,979,574	—	5,979,574
Commercial Mortgage-Backed Securities	—	10,972,419	—	10,972,419
Municipal Bonds	—	6,601,248	—	6,601,248
U.S. Government Agency Obligations	—	53,790,139	—	53,790,139
Investment Fund	6,749,744	—	—	6,749,744
				$185,005,928

See accompanying Notes to Financial Statements.

38

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 21.2%

	Financials — 6.5%
$1,700,000	Bank of America Corp.,
	1.500%, 10/9/15	$1,707,216
4,800,000	Credit Suisse/New York (Switzerland)
	MTN, 0.751%, 5/26/17(A)	4,798,675
3,603,000	DBS Bank Ltd.(Singapore), 144a,
	0.863%, 7/15/21(A)	3,566,970
2,300,000	HSBC Finance Corp., 5.000%, 6/30/15	2,324,589
1,000,000	ING Bank NV (Netherlands), 144a,
	5.125%, 5/1/15	1,002,999
9,500,000	JPMorgan Chase & Co.,
	2.600%, 1/15/16	9,631,176
7,200,000	Kayne Anderson MLP Investment Co.,
	1.519%, 8/19/16(A)	7,195,054
555,000	KeyBank NA/Cleveland OH,
	7.413%, 5/6/15	556,300
1,000,000	Morgan Stanley, 5.375%, 10/15/15	1,024,449
3,670,000	Platinum Underwriters Finance, Inc.,
	7.500%, 6/1/17	4,086,582
315,000	Prudential Covered Trust, 144a,
	2.997%, 9/30/15	318,122
790,000	Prudential Financial, Inc. MTN,
	4.750%, 9/17/15	804,098
1,475,000	Security Benefit Life Insurance Co.,
	144a, 8.750%, 5/15/16	1,576,129
775,000	SunTrust Bank/Atlanta GA,
	0.555%, 4/1/15(A)	774,999
72,736	WHC-IRS Trust, 6.980%, 5/15/15	73,162
		39,440,520

	Energy — 3.2%
2,800,000	Buckeye Partners LP, 2.650%, 11/15/18	2,798,970
4,300,000	Continental Resources, Inc./OK,
	7.125%, 4/1/21	4,498,875
8,780,000	Florida Gas Transmission Co. LLC,
	144a, 4.000%, 7/15/15	8,851,338
3,176,000	Plains Exploration & Production Co.,
	6.625%, 5/1/21	3,350,680
		19,499,863

	Materials — 2.9%
1,900,000	Glencore Canada Corp. (Canada),
	6.000%, 10/15/15	1,948,463
4,500,000	Glencore Finance Canada Ltd.
	(Canada), 144a, 2.050%, 10/23/15	4,518,900
4,800,000	Glencore Finance Canada Ltd.
	(Canada), 144a, 5.800%, 11/15/16	5,108,304
3,300,000	Rio Tinto Finance USA PLC (United
	Kingdom), 1.111%, 6/17/16(A)	3,307,428
2,600,000	Vale Overseas Ltd. (Cayman Islands),
	6.250%, 1/11/16	2,688,166
		17,571,261

	Consumer Discretionary — 2.8%
5,675,000	Daimler Finance North America LLC,
	144a, 1.650%, 4/10/15	5,675,636
5,150,000	Ford Motor Credit Co. LLC,
	1.506%, 5/9/16(A)	5,186,354
700,000	Ford Motor Credit Co. LLC,
	4.207%, 4/15/16	720,009
2,600,000	Hyundai Capital America, 144a,
	1.625%, 10/2/15	2,611,440
2,500,000	Hyundai Capital Services, Inc. (Korea),
	144a, 6.000%, 5/5/15	2,509,538
		16,702,977

	Health Care — 2.1%
4,800,000	Amgen, Inc., 0.642%, 5/22/17(A)	4,799,731
2,800,000	Bayer US Finance LLC, 144a,
	0.504%, 10/7/16(A)	2,800,832
1,782,000	Mylan, Inc. PA, 144a, 7.875%, 7/15/20	1,882,703
3,200,000	Ventas Realty LP REIT, 1.550%, 9/26/16	3,221,245
		12,704,511

	Industrials — 1.7%
1,145,000	Brambles USA, Inc., 144a,
	3.950%, 4/1/15	1,145,000
500,000	Dollar General Corp., 1.875%, 4/15/18	494,635
1,942,000	Dun & Bradstreet Corp. (The),
	3.250%, 12/1/17	1,986,200
5,160,000	Embraer Overseas Ltd. (Cayman Islands), 6.375%, 1/24/17	5,505,720
1,000,000	L-3 Communications Corp.,
	1.500%, 5/28/17	993,733
33,760	Petrodrill Five Ltd. (Virgin Islands),
	4.390%, 4/15/16	34,373
29,180	Petrodrill Four Ltd. (Virgin Islands),
	4.240%, 1/15/16	29,594
		10,189,255

	Telecommunication Services — 1.4%
5,500,000	America Movil SAB DE CV (Mexico),
	2.375%, 9/8/16	5,590,145
2,334,000	AT&T, Inc., 2.500%, 8/15/15	2,349,719
42,310	BellSouth Telecommunications, Inc.,
	6.300%, 12/15/15	43,165
600,000	Crown Castle Towers LLC, 144a,
	5.495%, 1/15/17	629,284
		8,612,313

	Consumer Staples — 0.4%
2,580,000	Bunge Ltd. Finance Corp.,
	5.100%, 7/15/15	2,610,116

	Utilities — 0.2%
900,000	Southwestern Electric Power Co.,
	5.375%, 4/15/15	901,028
	Total Corporate Bonds	$128,231,844

	Asset-Backed Securities — 36.4%
4,500,000	ACA CLO 2006-2 Ltd., Ser 2006-2A,
	Class A2, 144a, 0.677%, 1/20/21(A)	4,458,542

39

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 36.4% (Continued)
$6,000,000	Ally Auto Receivables Trust, Ser
	2012-1, Class B, 144a,
	1.840%, 11/15/16	$6,009,276
2,200,000	Ally Auto Receivables Trust, Ser
	2012-2, Class C, 144a,
	2.260%, 7/16/18	2,210,701
2,222,057	Ally Auto Receivables Trust, Ser
	2013-SN1, Class A3,
	0.720%, 5/20/16	2,222,521
239,652	American Credit Acceptance
	Receivables Trust, Ser 2012-3, Class
	A, 144a, 1.640%, 11/15/16	239,674
611,369	AmeriCredit Automobile Receivables,
	Ser 2011-2, Class C,
	3.190%, 10/12/16	612,126
197,974	AmeriCredit Automobile Receivables
	Trust, Ser 2010-3, Class C,
	3.340%, 4/8/16	198,065
615,767	AmeriCredit Automobile Receivables
	Trust, Ser 2011-1, Class C,
	2.850%, 8/8/16	616,005
9,550,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-1, Class E,
	6.230%, 7/9/18	9,664,199
1,640,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-2, Class D,
	4.000%, 5/8/17	1,652,976
7,600,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-2, Class E, 144a,
	5.480%, 9/10/18	7,684,033
5,550,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-3, Class E, 144a,
	5.760%, 12/10/18	5,698,557
3,000,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class C,
	3.440%, 10/8/17	3,032,721
59,705	AmeriCredit Automobile Receivables
	Trust, Ser 2012-1, Class B,
	1.730%, 2/8/17	59,733
964,775	AmeriCredit Automobile Receivables
	Trust, Ser 2012-2, Class B,
	1.780%, 3/8/17	965,996
12,575	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class A3,
	0.960%, 1/9/17	12,575
1,325,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class B,
	1.590%, 7/10/17	1,328,403
200,545	AmeriCredit Automobile Receivables
	Trust, Ser 2012-4, Class A3,
	0.670%, 6/8/17	200,544
73,446	Ascentium Equipment Receivables
	LLC, Ser 2012-1A, Class A, 144a,
	1.830%, 9/15/19	73,471
4,376,013	Ascentium Equipment Receivables
	LLC, Ser 2014-1A, Class A2, 144a,
	1.040%, 1/10/17	4,373,576
4,750,000	Ascentium Equipment Receivables
	LLC, Ser 2015-1A, Class A2, 144a,
	1.150%, 7/10/17	4,754,498
1,965,969	AXIS Equipment Finance Receivables
	II LLC, Ser 2013-1A, Class A, 144a,
	1.750%, 3/20/17	1,965,912
5,658,617	Bayview Financial Acquisition Trust,
	Ser 2004-D, Class M1,
	0.808%, 8/28/44(A)	5,638,851
972,969	California Republic Auto Receivables
	Trust, Ser 2012-1, Class A, 144a,
	1.180%, 8/15/17	974,559
585,000	Capital Auto Receivables Asset Trust,
	Ser 2013-1, Class A3,
	0.790%, 6/20/17	585,232
19,192	CarMax Auto Owner Trust, Ser 2012-1,
	Class A3, 0.890%, 9/15/16	19,197
2,012,262	Carnow Auto Receivables Trust, Ser
	2014-1A, Class A, 144a,
	0.960%, 1/17/17	2,009,781
2,658,205	CFC 2012-1 LLC, Ser 2014-1A, Class A,
	144a, 1.460%, 12/17/18	2,654,032
487,313	CFC 2013-1 LLC, Ser 2013-1A, Class A,
	144a, 1.650%, 7/17/17	487,581
3,846,999	CFC 2013-2 LLC, Ser 2013-2A, Class A,
	144a, 1.750%, 11/15/17	3,853,570
58,885	College & University Facility Loan
	Trust, Ser 2 Class D, 4.000%, 6/1/18	59,425
577,307	Countrywide Asset-Backed
	Certificates, Ser 2005-6, Class M1,
	0.664%, 12/25/35(A)	576,105
2,300,000	Dell Equipment Finance Trust, Ser
	2014-1, Class B, 144a,
	1.360%, 6/22/20	2,301,976
6,001,718	Direct Capital Funding V LLC, Ser
	2013-2, Class A2, 144a,
	1.730%, 8/20/18	6,010,871
2,123,354	Elara HGV Timeshare Issuer 2014-A
	LLC, Ser 2014-A, Class A, 144a,
	2.530%, 2/25/27	2,119,131
1,475,715	Exeter Automobile Receivables Trust,
	Ser 2013-1A, Class A, 144a,
	1.290%, 10/16/17	1,478,046
851,561	Exeter Automobile Receivables Trust,
	Ser 2013-2A, Class A, 144a,
	1.490%, 11/15/17	853,110
2,155,492	Exeter Automobile Receivables Trust,
	Ser 2014-2A, Class A, 144a,
	1.060%, 8/15/18	2,150,071
6,650,000	Exeter Automobile Receivables Trust,
	Ser 2015-1A, Class A, 144a,
	1.600%, 6/17/19	6,653,631

40

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 36.4% (Continued)
$1,388,490	First Investors Auto Owner Trust, Ser
	2013-3A, Class A2, 144a,
	0.890%, 9/15/17	$1,388,538
319,865	Great America Leasing Receivables,
	Ser 2013-1, Class A3, 144a,
	0.780%, 6/15/16	319,968
3,810,000	Great America Leasing Receivables
	LLC, Ser 2012-1, Class B, 144a,
	2.300%, 4/17/17	3,840,404
5,411,828	Gulf Stream - Sextant Clo 2007-1X,
	Class A1A Ltd. Reg S Global Senior
	Notes, 0.468%, 6/17/21	5,385,830
134,260	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A4, 1.310%, 3/15/17	134,447
1,051,533	Jersey Street CLO Ltd., Ser 2006-1A,
	Class A, 144a, 0.507%, 10/20/18(A)	1,050,387
1,679,686	Madison Avenue Manufactured
	Housing Contract, Ser 2002-A, Class
	M2, 2.424%, 3/25/32(A)	1,679,646
2,495,385	Marriott Vacation Club Owner Trust,
	Ser 2009-2A, Class A, 144a,
	4.809%, 7/20/31	2,499,830
2,719,533	Mayport CLO Ltd., Ser 2006-1A, Class
	A2L, 144a, 0.622%, 2/22/20(A)	2,709,092
167,568	MMAF Equipment Finance LLC, Ser
	2009-AA, Class A4, 144a,
	3.510%, 1/15/30	169,414
1,872,730	Navitas Equipment Receivables LLC,
	Ser 2013-1, Class A, 144a,
	1.950%, 11/15/16	1,872,666
4,931,484	Orange Lake Timeshare Trust, Ser
	2012-AA, Class A, 144a,
	3.450%, 3/10/27	5,074,817
573,406	RAMP Trust, Ser 2003-RZ3, Class A6,
	3.900%, 3/25/33(B)	584,569
605,505	Santander Drive Auto Receivables
	Trust, Ser 2011-3, Class C,
	3.090%, 5/15/17	607,413
6,008,824	Santander Drive Auto Receivables
	Trust, Ser 2012-1, Class C,
	3.780%, 11/15/17	6,061,744
527,988	Santander Drive Auto Receivables
	Trust, Ser 2012-3, Class B,
	1.940%, 12/15/16	528,197
5,010,000	Santander Drive Auto Receivables
	Trust, Ser 2012-3, Class C,
	3.010%, 4/16/18	5,056,984
1,571,863	Santander Drive Auto Receivables
	Trust, Ser 2012-4, Class B,
	1.830%, 3/15/17	1,573,472
2,666,366	Santander Drive Auto Receivables
	Trust, Ser 2012-5, Class B,
	1.560%, 8/15/18	2,670,749
3,213,934	Santander Drive Auto Receivables
	Trust, Ser 2012-6, Class B,
	1.330%, 5/15/17	3,215,583
5,700,000	Santander Drive Auto Receivables
	Trust, Ser 2012-AA, Class B, 144a,
	1.210%, 10/16/17	5,704,053
1,345,000	Santander Drive Auto Receivables
	Trust, Ser 2012-AA, Class C, 144a,
	1.780%, 11/15/18	1,349,636
638,542	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-1A, Class A, 144a,
	3.350%, 4/20/26	650,882
2,301,527	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-2A, Class A, 144a,
	3.260%, 5/20/28	2,340,775
2,459,123	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-3A, Class A, 144a,
	3.370%, 7/20/28	2,515,253
1,286,732	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-1A, Class A, 144a,
	2.840%, 11/20/28	1,306,875
5,824,542	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-3A, Class A, 144a,
	1.870%, 8/20/29	5,838,189
2,130,536	Sierra Timeshare Receivables Funding
	LLC, Ser 2013-1A, Class A, 144a,
	1.590%, 11/20/29	2,127,939
5,082,698	Sierra Timeshare Receivables Funding
	LLC, Ser 2014-3A, Class A, 144a,
	2.300%, 10/20/31	5,130,211
1,423,566	SNAAC Auto Receivables Trust, Ser
	2012-1A, Class C, 144a,
	4.380%, 6/15/17	1,425,479
4,980,505	SpringCastle America Funding LLC,
	Ser 2014-AA, Class A, 144a,
	2.700%, 5/25/23	4,993,324
4,338,234	Structured Asset Investment Loan
	Trust, Ser 2005-5, Class M1,
	0.804%, 6/25/35(A)	4,340,698
1,894,268	Tidewater Auto Receivables Trust, Ser
	2014-AA, Class A2, 144a,
	0.960%, 7/15/17	1,893,934
2,300,000	United Auto Credit Securitization
	Trust, Ser 2013-1, Class D, 144a,
	2.900%, 12/15/17	2,309,384
4,760,000	United Auto Credit Securitization
	Trust, Ser 2015-1, Class A, 144a,
	1.160%, 2/15/17	4,759,524
4,500,000	Venture V CDO Ltd., Ser 2005-1A, Class
	A2, 144a, 0.712%, 11/22/18(A)	4,483,372
129,339	Volkswagen Auto Loan Enhanced
	Trust, Ser 2012-1, Class A3,
	0.850%, 8/22/16	129,435
52,398	Volvo Financial Equipment LLC, Ser
	2012-1A, Class A4, 144a,
	1.090%, 8/15/17	52,412
3,513,347	Welk Resorts LLC, Ser 2013-AA, Class
	A, 144a, 3.100%, 3/15/29	3,537,557
4,603,135	Westgate Resorts, Ser 2015-1A, Class
	A, 144a, 2.750%, 5/20/27	4,601,889

41

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 36.4% (Continued)
$1,664,854	Westgate Resorts LLC, Ser 2012-2A,
	Class A, 144a, 3.000%, 1/20/25	$1,669,349
1,576,640	Westgate Resorts LLC, Ser 2012-3A,
	Class A, 144a, 2.500%, 3/20/25	1,577,744
2,876,530	Westgate Resorts LLC, Ser 2012-3A,
	Class B, 144a, 4.500%, 3/20/25	2,894,077
4,290,645	Westgate Resorts LLC, Ser 2013-1A,
	Class A, 144a, 2.250%, 8/20/25	4,279,060
2,042,719	Westlake Automobile Receivables
	Trust, Ser 2013-1A, Class A2, 144a,
	1.120%, 1/15/18	2,043,687
5,670,531	Westlake Automobile Receivables
	Trust, Ser 2014-1A, Class A2, 144a,
	0.700%, 5/15/17	5,666,993
	Total Asset-Backed Securities	$220,504,754

	Commercial Mortgage-Backed Securities — 9.7%
1,334,339	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	A2, 5.597%, 4/10/49(A)	1,334,889
7,099,957	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-2, Class F, 144a,
	4.992%, 11/10/38(A)	7,218,320
36,793	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-4, Class A4, 5.634%, 7/10/46	38,153
3,101,112	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR8, Class A4,
	4.674%, 6/11/41††	3,103,422
1,101,209	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2007-T28, Class
	AAB, 5.746%, 9/11/42††	1,101,938
6,693,000	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.325%, 6/15/34(A)	6,680,886
9,821	Commercial Mortgage Trust, Ser
	2007-C2, Class A2,
	5.448%, 1/15/49(A)	9,791
1,631,768	DBUBS Mortgage Trust, Ser
	2011-LC2A, Class A1FL, 144a,
	1.528%, 7/12/44(A)	1,657,640
187,060	DBUBS Mortgage Trust, Ser
	2011-LC3A, Class A1,
	2.238%, 8/10/44	187,944
62,584	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-C1, Class A, 144a,
	2.980%, 12/6/20	64,256
1,968,263	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	1,983,452
3,140,000	GE Capital Commercial Mortgage
	Corp., Ser 2005-C2, Class C,
	5.133%, 5/10/43(A)	3,138,116
2,800,000	Hyatt Hotel Portfolio Trust, Ser
	2015-HYT, Class A, 144a,
	1.425%, 11/15/29(A)	2,803,450
1,481,997	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB11, Class AJ,
	5.637%, 8/12/37(A)	1,481,628
5,227,373	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP3, Class A4A,
	4.936%, 8/15/42(A)	5,243,254
36,524	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2007-CB19, Class A3,
	5.694%, 2/12/49(A)	36,528
3,050,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2014-FBLU, Class B, 144a,
	1.672%, 12/15/28(A)	3,051,873
2,210,000	LB-UBS Commercial Mortgage Trust,
	Ser 2004-C7, Class H, 144a,
	4.866%, 10/15/36(A)††	2,269,323
114,586	Merrill Lynch Mortgage Investors
	Trust, Ser 1998-C1, Class A3,
	6.720%, 11/15/26(A)	118,748
2,544,948	Merrill Lynch Mortgage Trust, Ser
	2005-MCP1, Class A4,
	4.747%, 6/12/43(A)	2,546,200
547,295	Morgan Stanley Capital I Trust, Ser
	2004-IQ8, Class C,
	5.300%, 6/15/40(A)	546,995
4,273,640	Morgan Stanley Capital I Trust, Ser
	2005-T19, Class A4A,
	4.890%, 6/12/47	4,277,943
903,860	Morgan Stanley Capital I Trust, Ser
	2007-HQ12, Class A2,
	5.671%, 4/12/49(A)	902,823
3,686,143	PFP III 2014-1 Ltd., Ser 2014-1, Class A,
	144a, 1.345%, 6/14/31(A)	3,691,949
221,637	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C20, Class A7,
	5.118%, 7/15/42(A)	222,100
5,000,000	Wells Fargo Commercial Mortgage
	Trust, Ser 2014-TISH, Class B, 144a,
	1.522%, 2/15/27(A)	4,972,310
	Total Commercial Mortgage-Backed Securities	$58,683,931

	U.S. Government Mortgage-Backed Obligations — 8.3%
312,209	FHLMC, Pool #1B1580,
	2.533%, 3/1/34(A)	326,064
202,381	FHLMC, Pool #1B2629,
	2.318%, 11/1/34(A)	216,076
685,060	FHLMC, Pool #1B7189,
	3.026%, 3/1/36(A)	746,947

42

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 8.3% (Continued)
$219,604	FHLMC, Pool #1G1471,
	2.201%, 1/1/37(A)	$234,265
1,058,980	FHLMC, Pool #1H1354,
	2.375%, 11/1/36(A)	1,135,289
143,026	FHLMC, Pool #1H2524,
	2.393%, 8/1/35(A)	152,968
597,652	FHLMC, Pool #1J1813,
	2.425%, 8/1/37(A)	641,706
549,427	FHLMC, Pool #1K1238,
	2.376%, 7/1/36(A)	588,335
283,977	FHLMC, Pool #1L0087,
	2.375%, 6/1/35(A)	303,689
539,702	FHLMC, Pool #1L0147,
	2.415%, 7/1/35(A)	577,750
390,936	FHLMC, Pool #1L1288,
	2.402%, 5/1/36(A)	417,297
364,867	FHLMC, Pool #1Q0080,
	2.187%, 1/1/36(A)	388,281
692,223	FHLMC, Pool #1Q0119,
	2.355%, 9/1/36(A)	745,987
1,595,204	FHLMC, Pool #1Q0187,
	2.272%, 12/1/36(A)	1,695,979
823,869	FHLMC, Pool #1Q0339,
	2.489%, 4/1/37(A)	884,088
265,174	FHLMC, Pool #1Q0669,
	2.272%, 11/1/37(A)	282,595
934,134	FHLMC, Pool #1Q1303,
	2.375%, 11/1/36(A)	1,000,811
1,086,428	FHLMC, Pool #781515,
	2.378%, 4/1/34(A)	1,158,114
415,560	FHLMC, Pool #782760,
	2.375%, 11/1/36(A)	445,325
372,029	FHLMC, Pool #847795,
	2.405%, 4/1/35(A)	397,055
251,944	FHLMC, Pool #848088,
	2.382%, 4/1/35(A)	269,564
916,460	FHLMC, Pool #848539,
	4.149%, 4/1/37(A)	984,134
2,103,613	FHLMC, Pool #848583,
	2.426%, 1/1/36(A)	2,250,824
29,939	FHLMC, Pool #A92646, 5.500%, 6/1/40	34,341
29,046	FHLMC, Pool #C03505, 5.500%, 6/1/40	32,585
74,820	FHLMC, Pool #C66916, 7.000%, 5/1/32	87,088
21,650	FHLMC, Pool #D94598, 6.500%, 4/1/21	24,802
98,126	FHLMC, Pool #G01840, 5.000%, 7/1/35	109,287
4,536	FHLMC, Pool #G11072,
	7.500%, 12/1/15	4,568
1,444,602	FHLMC, Pool #G11769,
	5.000%, 10/1/20	1,538,942
915,085	FHLMC, Pool #G11773,
	5.000%, 10/1/20	974,886
21,211	FHLMC, Pool #G30085,
	7.500%, 10/1/17	22,168
514,252	FHLMC, Pool #J10895,
	4.000%, 10/1/19	543,300
303,587	FNMA, Pool #254868, 5.000%, 9/1/33	339,007
144,558	FNMA, Pool #256272, 5.500%, 6/1/26	162,667
231,723	FNMA, Pool #256852, 6.000%, 8/1/27	263,906
48,550	FNMA, Pool #323832, 7.500%, 7/1/29	57,824
3,851	FNMA, Pool #334593, 7.000%, 5/1/24	4,324
304,398	FNMA, Pool #555380,
	2.262%, 4/1/33(A)	325,001
4,839	FNMA, Pool #555646, 7.500%, 9/1/16	4,886
104,407	FNMA, Pool #665773, 7.500%, 6/1/31	117,829
168,417	FNMA, Pool #679742,
	2.788%, 1/1/40(A)	174,836
89,432	FNMA, Pool #681842,
	2.277%, 2/1/33(A)	94,200
306,474	FNMA, Pool #681898,
	2.256%, 4/1/33(A)	328,969
313,130	FNMA, Pool #725245,
	2.280%, 2/1/34(A)	336,432
334,178	FNMA, Pool #725424, 5.500%, 4/1/34	378,563
1,948,805	FNMA, Pool #725490,
	2.165%, 4/1/34(A)	2,077,156
475,187	FNMA, Pool #735439, 6.000%, 9/1/19	496,155
198,132	FNMA, Pool #735539,
	2.378%, 4/1/35(A)	211,632
129,266	FNMA, Pool #743207,
	2.117%, 10/1/33(A)	136,879
105,059	FNMA, Pool #745467,
	2.460%, 4/1/36(A)	112,628
183,426	FNMA, Pool #745790,
	2.194%, 8/1/36(A)	195,768
1,033,588	FNMA, Pool #761411, 4.500%, 5/1/19	1,085,199
180,543	FNMA, Pool #784365,
	1.925%, 5/1/34(A)	189,952
357,736	FNMA, Pool #791978,
	1.892%, 9/1/34(A)	373,667
113,854	FNMA, Pool #804001,
	2.310%, 10/1/34(A)	120,184
112,511	FNMA, Pool #809897,
	2.284%, 3/1/35(A)	120,297
300,630	FNMA, Pool #813170,
	2.200%, 1/1/35(A)	321,500
359,715	FNMA, Pool #820364,
	1.590%, 4/1/35(A)	379,372
1,204,644	FNMA, Pool #827787,
	1.925%, 5/1/35(A)	1,267,840
139,119	FNMA, Pool #828480,
	2.355%, 6/1/35(A)	148,095
268,008	FNMA, Pool #839239,
	2.260%, 9/1/35(A)	282,915
197,672	FNMA, Pool #888179,
	2.379%, 2/1/37(A)	212,770
116,606	FNMA, Pool #888548,
	2.354%, 5/1/35(A)	124,652
213,147	FNMA, Pool #889060, 6.000%, 1/1/38	245,792
205,069	FNMA, Pool #889061, 6.000%, 1/1/38	237,555
13,007	FNMA, Pool #889382, 5.500%, 4/1/38	14,901

43

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 8.3% (Continued)
$695,922	FNMA, Pool #922674,
	2.474%, 4/1/36(A)	$741,974
655,613	FNMA, Pool #931676, 5.500%, 1/1/19	689,160
234,266	FNMA, Pool #950385,
	1.331%, 8/1/37(A)	240,291
128,053	FNMA, Pool #960376, 5.500%, 12/1/37	144,094
142,437	FNMA, Pool #995284, 5.500%, 3/1/20	149,726
1,181,208	FNMA, Pool #AA1150, 4.000%, 4/1/23	1,248,085
16,911	FNMA, Pool #AD0941, 5.500%, 4/1/40	19,458
150,223	FNMA, Pool #AE0363, 5.000%, 7/1/37	167,874
856,334	FNMA, Pool #AE0727, 4.000%, 10/1/20	904,818
246,114	FNMA, Pool #AE5441, 5.000%, 10/1/40	276,434
340,094	FNMA, Pool #AI6588, 4.000%, 7/1/26	362,542
310,626	FNMA, Pool #AI8506, 4.000%, 8/1/26	331,086
329,105	FNMA, Pool #AL0211, 5.000%, 4/1/41	369,650
64,457	FNMA, Pool #AL0302, 5.000%, 4/1/24	70,364
1,871,875	FNMA, Pool #AL0478,
	2.336%, 4/1/36(A)	1,995,813
562,541	FNMA, Pool #AL0543, 5.000%, 7/1/41	628,238
329,562	FNMA, Pool #AL1105, 4.500%, 12/1/40	364,419
194,925	FNMA, Pool #AL2591, 5.500%, 5/1/38	213,346
24,593	GNMA, Pool #344233, 8.000%, 2/15/23	27,332
74,361	GNMA, Pool #345123,
	8.000%, 12/15/23	83,181
8,817	GNMA, Pool #569337, 6.500%, 4/15/22	10,093
10,161	GNMA, Pool #578189, 6.000%, 2/15/32	11,568
25,322	GNMA, Pool #780322,
	8.000%, 11/15/22	29,166
3,718	GNMA, Pool #780327,
	8.000%, 11/15/17	3,917
782,741	GNMA, Pool #80826,
	1.625%, 2/20/34(A)	811,728
427,591	GNMA, Pool #80889,
	1.625%, 4/20/34(A)	443,034
659,286	GNMA, Pool #81016,
	1.625%, 8/20/34(A)	682,232
11,881	GNMA, Pool #814, 8.000%, 8/20/17	12,325
4,583	GNMA, Pool #8426,
	3.000%, 11/20/18(A)	4,711
126,554	GNMA, Pool #894160,
	2.051%, 6/20/61(A)	133,416
2,015,098	GNMA, Pool #MA2392,
	2.000%, 11/20/44(A)	2,057,943
6,614,255	GNMA, Pool #MA2466,
	2.000%, 12/20/44(A)	6,755,083
	Total U.S. Government Mortgage-Backed Obligations	$50,141,564

	Non-Agency Collateralized Mortgage Obligations — 4.9%
5,230,368	American Credit Acceptance
	Receivables Trust 2014-4, Ser
	2014-4, Class A, 144a,
	1.330%, 7/10/18	5,235,593
3,587,458	Bear Stearns ARM Trust, Ser 2003-1,
	Class 5A1, 2.249%, 4/25/33(A)††	3,587,608
492,644	Bear Stearns ARM Trust, Ser 2004-1,
	Class 13A3, 2.610%, 4/25/34(A)††	475,403
363,909	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(B)††	379,176
157,069	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	158,346
146,601	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	149,392
291,538	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.348%, 6/25/36(A)	265,415
25,848	Merrill Lynch Mortgage Investors
	Trust, Ser 2003-A1, Class 2A,
	2.245%, 12/25/32(A)	25,684
500,221	Merrill Lynch Mortgage Investors
	Trust, Ser 2004-1, Class 1A,
	2.132%, 12/25/34(A)	494,075
4,193,206	People's Choice Home Loan Securities
	Trust Series 2005-1, Ser 2005-1,
	Class M3, 1.044%, 1/25/35(A)	4,195,794
193,452	RALI Trust, Ser 2003-QS10, Class A7,
	5.500%, 5/25/33	198,196
1,341,262	RFMSI Trust, Ser 2007-SA1, Class 1A1,
	2.998%, 2/25/37(A)	1,156,946
10,573,265	Springleaf Mortgage Loan Trust, Ser
	2012-2A, Class A, 144a,
	2.220%, 10/25/57(A)	10,605,947
1,669,775	Springleaf Mortgage Loan Trust, Ser
	2012-3A, Class A, 144a,
	1.570%, 12/25/59(A)	1,673,932
291,790	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.490%, 6/25/33(A)	294,303
783,553	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 2.615%, 12/25/33(A)	784,556
	Total Non-Agency Collateralized Mortgage Obligations	$29,680,366

	Municipal Bonds — 2.5%

	Connecticut — 0.1%
425,000	State of Connecticut, Ser A, UTGO,
	0.940%, 5/15/18(A)	429,229

	Louisiana — 0.0%
163,462	LA St Local Govt Envrnm Facs &
	Cmnty Dev Auth, Tranches A-1, A-2,
	1.520%, 2/1/18	164,000

44

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 2.5% (Continued)

	Massachusetts — 0.2%
$1,000,000	MA St Dev Fin Agy R, Waste
	Management Inc Proj Ser B, 2.125%,
	12/1/29(A)	$1,011,169

	New Jersey — 0.3%
2,100,000	NJ St Econ Dev Auth Rev, Sch Facs
	Constr, Ser E, 1.720%, 2/1/16(A)	2,107,938

	New Mexico — 0.0%
85,000	NM St Edl Assistan, Libor Fltg Ser A 2,
	0.912%, 12/1/28(A)	85,028

	New York — 0.7%
4,050,000	Brookhaven NY IDA, Variable
	Intercounty Asso, (LOC: Capital One
	NA), 0.370%, 1/1/25(A)	4,050,000

	Ohio — 0.5%
885,000	Akron OH COP, Muni Baseball
	Stadium, 1.300%, 12/1/15	887,009
1,540,000	Akron OH COP, Muni Baseball
	Stadium, 1.750%, 12/1/16	1,551,026
870,000	Medina Co OH IDR, Mack Inds Proj,
	(LOC: JP Morgan Chase Bank NA),
	0.190%, 7/1/16(A)	869,999
		3,308,034

	Pennsylvania — 0.4%
2,500,000	PA St Econ Dev Fing, Waste Mgmt Proj,
	1.750%, 12/1/33(A)	2,522,075

	Texas — 0.3%
1,500,000	TX St Muni Gas Acquisition, 5.000%,
	12/15/15	1,546,350
	Total Municipal Bonds	$15,223,823

	Commercial Paper — 7.3%
10,000,000	Canadian Natural Resources	9,998,071
6,525,000	Crane CO	6,524,958
10,000,000	KCP&L Greater Missouri	9,999,936
10,000,000	Oneok Partners LP	9,999,936
8,000,000	South Carolina Electric & Gas	7,999,540
	Total Commercial Paper	$44,522,441

	Agency Collateralized Mortgage Obligations — 1.5%
77,910	FHLMC REMIC, Ser 2510 Class TA,
	4.000%, 6/15/32	81,292
688,496	FHLMC REMIC, Ser 2770 Class FH,
	0.575%, 3/15/34(A)	691,998
30,010	FHLMC REMIC, Ser 2778 Class BR,
	5.000%, 6/15/33	30,025
317,247	FHLMC REMIC, Ser 3414 Class MB,
	4.250%, 12/15/19	329,911
87,104,986	FHLMC REMIC, Ser K003 Class AX1,
	0.460%, 5/25/19(A)(C)	1,626,163
61,670	FNMA, 5.000%, 5/1/35	68,692
236,999	FNMA REMIC, Ser 2003-106, Class WE,
	4.500%, 11/25/22	237,372
431,186	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	445,958
22,041	FNMA REMIC, Ser 2003-19, Class ME,
	4.000%, 1/25/33	22,279
137,422	FNMA REMIC, Ser 2003-33, Class AM,
	4.250%, 5/25/33	148,591
128,664	FNMA REMIC, Ser 2003-42, Class CA,
	4.000%, 5/25/33	135,755
10,403	FNMA REMIC, Ser 2003-66, Class AP,
	3.500%, 11/25/32	10,536
590,617	FNMA REMIC, Ser 2003-81, Class FE,
	0.674%, 9/25/33(A)	596,027
303,078	FNMA REMIC, Ser 2008-35, Class IO,
	4.500%, 4/25/23(C)	12,414
3,959	FNMA REMIC, Ser 2009-80, Class EJ,
	4.500%, 3/25/27	3,957
287,329	FNMA REMIC, Ser 2010-13, Class WD,
	4.250%, 3/25/25	300,008
189,066	FNMA REMIC, Ser 2010-54, Class NA,
	4.500%, 10/25/39	196,403
307,174	FNMA REMIC, Ser 2011-52, Class AH,
	2.750%, 10/25/18	313,545
582,616	FNMA REMIC, Ser 2012-102, Class NA,
	1.500%, 9/25/27	578,014
142,031	FNMA REMIC Trust, Ser 2001-W4, Class
	AF5, 6.114%, 2/25/32(B)	170,234
216,894	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	234,935
321,119	GNMA, Ser 2011-161, Class A,
	1.738%, 1/16/34	320,778
217,604	GNMA, Ser 2011-57, Class BA,
	3.000%, 5/20/40	224,767
374,672	GNMA, Ser 2011-78, Class AB,
	2.450%, 2/16/39	378,542
10,820,989	GNMA, Ser 2011-78, Class IX,
	0.897%, 8/16/46(A)(C)	521,518
307,551	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	304,116
27,568,059	GNMA, Ser 2013-121, Class KX,
	0.696%, 10/16/44(A)(C)	949,057
	Total Agency Collateralized Mortgage Obligations	$8,932,887

	U.S. Government Agency Obligations — 0.8%
955,000	Government Trust Certificate,
	0.431%, 5/15/15#	953,756
583,000	Government Trust Certificate,
	0.665%, 10/1/16#	573,498
1,400,000	Overseas Private Investment Corp.,
	0.110%, 3/15/17(A)	1,400,000

45

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 0.8% (Continued)
$1,010,000	Overseas Private Investment Corp.,
	0.631%, 4/30/15#	$1,027,150
53,605	Small Business Administration
	Participation Certificates, Ser
	2002-20A, Class 1, 6.140%, 1/1/22	58,003
74,412	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	79,789
25,080	Small Business Administration Pools,
	507442, 3.625%, 5/25/16(A)	25,125
258,328	Small Business Administration Pools,
	507682, 0.650%, 1/25/26(A)	258,059
190,432	Small Business Administration Pools,
	508374, 0.750%, 4/25/28(A)	190,713
	Total U.S. Government Agency Obligations	$4,566,093

Shares
	Investment Fund — 5.1%
30,770,125	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	30,770,125

	Total Investment Securities —97.7%
	(Cost $593,078,149)	$591,257,828

	Other Assets in Excess of
	Liabilities — 2.3%	14,190,683

	Net Assets — 100.0%	$605,448,511

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2015.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at March 31, 2015.

(C)	Interest rate security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

COP - Certificate of Participation

CLO - Collateralized Loan Obligations

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDA - Industrial Development Agency

IDR - Industrial Development Revenue

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MLP - Master Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $255,448,511 or 42.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

46

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$128,231,844	$—	$128,231,844
Asset-Backed Securities	—	220,504,754	—	220,504,754
Commercial Mortgage-Backed Securities	—	58,683,931	—	58,683,931
U.S. Government Mortgage-Backed Obligations	—	50,141,564	—	50,141,564
Non-Agency Collateralized Mortgage Obligations	—	29,680,366	—	29,680,366
Municipal Bonds	—	15,223,823	—	15,223,823
Commercial Paper	—	44,522,441	—	44,522,441
Agency Collateralized Mortgage Obligations	—	8,932,887	—	8,932,887
U.S. Government Agency Obligations	—	4,566,093	—	4,566,093
Investment Fund	30,770,125	—	—	30,770,125
				$591,257,828

See accompanying Notes to Financial Statements.

47

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

		Touchstone	Touchstone	Touchstone
	Touchstone	Emerging	Global	International
	Arbitrage	Markets Equity	Real Estate	Fixed Income
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$159,483,026	$333,945,460	$23,785,883	$26,985,094
Affiliated securities, at market value	$18,007,690	$6,121,491	$560,381	$1,705,727
Non-affiliated securities, at market value	143,376,809	326,971,330	24,119,548	22,379,635
Investments, at market value (A)	$161,384,499	$333,092,821	$24,679,929	$24,085,362
Cash	12,518	—	—	—
Foreign Currency (B)	57	1,231,446	—	35,585
Cash collateral for securities sold short and written options	36,675,246	—	—	60,003
Unrealized appreciation on forward foreign currency contracts	—	—	—	1,449,245
Dividends and interest receivable	174,534	920,681	154,160	278,188
Receivable for capital shares sold	1,312,710	2,041,197	310,149	17,406
Receivable for investments sold	576,006	92,980	—	1,116,216
Receivable for securities lending income	3,499	443	1,828	—
Tax reclaim receivable	2,896	56,669	5,577	1,032
Other assets	16,213	27,165	31,823	8,562
Total Assets	200,158,178	337,463,402	25,183,466	27,051,599
Liabilities
Securities sold short(D)	42,891,621	—	—	—
Dividends payable for securities sold short	39,954	—	—	—
Dividends payable	—	—	33	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	817,930
Payable for return of collateral for securities on loan	6,087,449	6,242,750	361,425	—
Payable for capital shares redeemed	315,391	67,872	7,450	1,196
Payable for variation margin for futures contracts	—	—	—	13,049
Payable for investments purchased	2,889,825	—	167,961	1,131,100
Payable to Investment Advisor	130,043	272,983	10,043	4,682
Payable to other affiliates	30,655	44,070	523	170
Payable to Trustees	3,210	3,210	3,210	3,210
Payable for professional services	13,087	13,874	22,821	9,810
Payable to Transfer Agent	23,855	32,566	1,099	914
Payable for reports to shareholders	23,218	20,398	13,972	15,570
Other accrued expenses and liabilities	7,422	44,870	7,026	3,903
Total Liabilities	52,455,730	6,742,593	595,563	2,001,534
Net Assets	$147,702,448	$330,720,809	$24,587,903	$25,050,065
Net assets consist of:
Par value	$147,312	$297,690	$21,638	$27,807
Paid-in capital	148,089,370	376,227,459	24,071,108	29,427,122
Accumulated net investment income (loss)	(611,324)	(248,103)	(110,388)	(407,362)
Accumulated net realized gains (losses) on investments, foreign currency transactions, written options and securities sold short	(37,527)	(44,661,466)	(288,384)	(1,696,631)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions, written options, futures contracts and securities sold short	114,617	(894,771)	893,929	(2,300,871)
Net Assets	$147,702,448	$330,720,809	$24,587,903	$25,050,065
(A) Includes market value of securities on loan of:	$5,754,609	$5,990,575	$344,079	$—
(B) Cost of foreign currency:	$59	$1,232,006	$—	$35,966
(D) Proceeds received for securities sold short:	$41,104,767	$—	$—	$—

See accompanying Notes to Financial Statements.

48

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Merger	Mid	Mid Cap
Arbitrage	Cap	Value
Fund	Fund	Fund

$326,714,483	$508,177,634	$311,212,812
$69,115,513	$12,803,702	$2,690,102
262,126,897	592,508,968	359,167,088
$331,242,410	$605,312,670	$361,857,190
31,610	—	—
57	—	—
40,134,769	—	—
—	—	—
333,372	549,256	547,448
87,902	2,160,273	484,533
808,640	—	6,925,982
—	3,038	1,938
12,183	—	172
23,090	34,925	39,186
372,674,033	608,060,162	369,856,449

67,796,950	—	—
62,213	—	—
—	—	126
—	—	—
—	27,459,980	13,886,434
1,172,842	992,605	517,332
—	—	—
4,056,024	8,812,442	5,991,113
273,619	367,945	250,771
69,450	109,321	15,289
3,210	3,210	3,210
17,619	12,282	9,774
49,859	69,456	30,512
31,966	25,857	—
9,211	1,409	2,306
73,542,963	37,854,507	20,706,867
$299,131,070	$570,205,655	$349,149,582

$280,142	$219,607	$202,055
303,503,685	599,977,336	289,731,945
(3,997,602)	159,272	119,327
(571,991)	(127,285,596)	8,451,877
(83,164)	97,135,036	50,644,378
$299,131,070	$570,205,655	$349,149,582
$—	$26,625,331	$13,373,116
$59	$—	$—
$63,185,861	$—	$—

49

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone
		Emerging	Touchstone	Touchstone
	Touchstone	Markets	Global	International
	Arbitrage	Equity	Real Estate	Fixed Income
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$20,957,553	$4,572,929	$5,348,051	$631,690
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	2,097,192	408,799	477,876	70,297
Net asset value price per share*	$9.99	$11.19	$11.19	$8.99
Maximum sales charge - Class A shares	5.75%	5.75%	5.75%	4.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share - Class A shares	$10.60	$11.87	$11.87	$9.44

Pricing of Class C Shares
Net assets applicable to Class C shares	$10,428,108	$2,087,987	$1,284,101	$143,360
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	1,053,247	190,363	114,430	16,100
Net asset value, offering price per share**	$9.90	$10.97	$11.22	$8.90

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$108,660,933	$85,940,554	$6,527,186	$215,782
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	10,819,587	7,737,015	575,726	23,999
Net asset value, offering price and redemption price per share	$10.04	$11.11	$11.34	$8.99

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$7,655,854	$238,119,339	$11,428,565	$24,059,233
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	761,124	21,432,822	995,721	2,670,280
Net asset value, offering price and redemption price per share	$10.06	$11.11	$11.48	$9.01

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

50

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Merger	Mid	Mid Cap
Arbitrage	Cap	Value
Fund	Fund	Fund

$40,542,753	$52,111,641	$8,579,713
3,812,485	2,008,047	499,195
$10.63	$25.95	$17.19
5.75%	5.75%	5.75%
$11.28	$27.53	$18.24

$25,548,847	$57,303,855	$2,149,685
2,465,723	2,285,487	126,602
$10.36	$25.07	$16.98

$121,385,822	$339,545,953	$203,650,807
11,333,525	13,011,742	11,801,691
$10.71	$26.10	$17.26

$—	$24,150,740	$—
—	936,385	—
$—	$25.79	$—

$111,653,648	$97,093,466	$134,769,377
10,402,501	3,718,993	7,778,012
$10.73	$26.11	$17.33

51

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	Premium	Sands Capital	Small	Small
	Yield Equity	Select Growth	Cap Core	Cap Value
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$196,590,394	$3,886,972,876	$645,595,161	$79,220,514
Affiliated securities, at market value	$16,829,456	$84,181,372	$11,679,284	$1,952,151
Non-affiliated securities, at market value	207,530,867	6,104,142,224	852,518,946	77,605,053
Investments, at market value (A)	$224,360,323	$6,188,323,596	$864,198,230	$79,557,204
Dividends and interest receivable	477,647	3,452,730	1,406,209	127,737
Receivable for capital shares sold	610,479	7,922,945	694,488	28,357
Receivable for investments sold	—	22,157,995	7,354,818	430,732
Receivable from securities lending income	—	16,841	47,602	11,493
Tax reclaim receivable	10,629	—	1,117	—
Other assets	20,891	112,662	35,494	15,616
Total Assets	225,479,969	6,221,986,769	873,737,958	80,171,139

Liabilities
Bank overdrafts	—	—	—	—
Dividends payable	1,878	—	—	—
Payable for return of collateral for securities on loan	—	124,351,404	45,855,943	6,714,500
Payable for capital shares redeemed	306,850	21,848,399	633,919	195,132
Payable for investments purchased	11,758,716	—	1,624,579	402,157
Payable to Investment Advisor	114,428	3,025,546	583,386	52,326
Payable to other affiliates	63,520	3,548,317	137,580	5,243
Payable to Trustees	3,210	3,210	3,210	3,210
Payable for professional services	11,682	64,451	17,946	10,752
Payable to Transfer Agent	30,070	1,037,087	63,168	16,316
Payable for reports to shareholders	14,141	183,197	26,365	14,226
Other accrued expenses and liabilities	609	31,037	4,137	4,074
Total Liabilities	12,305,104	154,092,648	48,950,233	7,417,936
Net Assets	$213,174,865	$6,067,894,121	$824,787,725	$72,753,203

Net assets consist of:
Par value	$224,261	$3,316,749	$391,499	$30,726
Paid-in capital	183,625,819	3,646,282,611	562,768,832	78,102,436
Accumulated net investment income (loss)	173,602	(25,173,482)	609,436	16,432
Accumulated net realized gains (losses) on investments	1,381,254	142,117,523	42,414,889	(5,733,081)
Net unrealized appreciation (depreciation) on investments	27,769,929	2,301,350,720	218,603,069	336,690
Net Assets	$213,174,865	$6,067,894,121	$824,787,725	$72,753,203
(A) Includes market value of securities on loan of:	$—	$122,431,770	$44,167,176	$6,585,600

See accompanying Notes to Financial Statements.

52

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Touchstone	Ultra Short
Total Return	Duration Fixed
Bond Fund	Income Fund

$180,745,384	$593,078,149
$6,749,744	$30,770,125
178,256,184	560,487,703
$185,005,928	$591,257,828
1,431,689	2,030,302
993,553	16,588,762
—	2,092,683
—	—
—	—
31,189	34,636
187,462,359	612,004,211

—	342
—	132,596
—	—
38,956	3,452,017
—	2,250,370
46,867	115,327
17,344	453,172
3,210	3,210
11,580	18,143
6,351	76,894
15,984	32,617
7,004	21,012
147,296	6,555,700
$187,315,063	$605,448,511

$179,931	$646,628
184,237,360	630,597,057
(429,491)	(2,279,704)
(933,281)	(21,695,149)
4,260,544	(1,820,321)
$187,315,063	$605,448,511
$—	$—

53

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	Premium	Sands Capital	Small	Small
	Yield Equity	Select Growth	Cap Core	Cap Value
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$48,877,947	$297,679,936	$81,446,460	$30,702,741
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	5,135,340	16,540,895	3,893,304	1,297,036
Net asset value price per share*	$9.52	$18.00	$20.92	$23.67
Maximum sales charge - Class A shares	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share - Class A shares	$10.10	$19.10	$22.20	$25.11

Pricing of Class C Shares
Net assets applicable to Class C shares	$36,800,362	$199,575,010	$26,972,757	$1,888,115
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	3,870,569	11,481,145	1,327,633	80,553
Net asset value, offering price per share**	$9.51	$17.38	$20.32	$23.44

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$127,496,556	$3,881,065,934	$326,607,914	$8,968,157
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	13,420,148	209,791,985	15,458,956	378,422
Net asset value, offering price and redemption price per share	$9.50	$18.50	$21.13	$23.70

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$1,689,573,241	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	93,860,870	—	—
Net asset value, offering price and redemption price per share	$—	$18.00	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$—	$—	$389,760,594	$31,194,190
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	18,470,002	1,316,575
Net asset value, offering price and redemption price per share	$—	$—	$21.10	$23.69

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

54

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Touchstone	Ultra Short
Total Return	Duration Fixed
Bond Fund	Income Fund

$6,279,067	$9,004,727
603,842	961,803
$10.40	$9.36
4.75%	2.00%
$10.92	$9.55

$2,054,107	$8,576,286
197,780	915,833
$10.39	$9.36

$31,544,052	$209,251,708
3,029,113	22,349,179
$10.41	$9.36

$—	$328,605,986
—	35,094,110
$—	$9.36

$147,437,837	$50,009,804
14,162,389	5,341,846
$10.41	$9.36

55

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

		Touchstone	Touchstone	Touchstone
	Touchstone	Emerging	Global	International
	Arbitrage	Markets Equity	Real Estate	Fixed Income
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated securities	$844	$139	$34	$63
Dividends from non-affiliated securities(A)	1,575,491	2,275,230	463,126	—
Interest	155,698	—	—	469,138
Income from securities loaned	12,883	12,289	2,553	—
Total Investment Income	1,744,916	2,287,658	465,713	469,201
Expenses
Investment advisory fees	863,936	1,714,513	71,409	81,869
Administration fees	126,390	254,273	13,520	22,875
Compliance fees and expenses	876	876	876	876
Custody fees	10,847	100,461	8,925	5,830
Professional fees	15,149	34,309	16,713	13,802
Transfer Agent fees, Class A	12,962	12,998	1,064	779
Transfer Agent fees, Class C	2,183	2,687	378	122
Transfer Agent fees, Class Y	36,937	41,049	165	96
Transfer Agent fees, Class Z	—	—	—	—
Transfer Agent fees, Institutional Class	146	30,199	58	120
Pricing expense	3,548	10,669	11,644	7,603
Registration Fees, Class A	8,210	7,867	3,958	3,799
Registration Fees, Class C	468	5,273	1,516	3,312
Registration Fees, Class Y	6,286	8,656	1,875	2,540
Registration Fees, Class Z	—	—	—	—
Registration Fees, Institutional Class	386	16,317	1,516	1,980
Dividend expense on securities sold short	690,273	—	—	—
Reports to Shareholders, Class A	6,120	3,525	2,921	2,929
Reports to Shareholders, Class C	3,429	3,158	2,949	2,889
Reports to Shareholders, Class Y	6,648	6,497	2,891	2,891
Reports to Shareholders, Class Z	—	—	—	—
Reports to Shareholders, Institutional Class	3,227	3,571	2,887	2,919
Shareholder servicing fees, Class Z	—	—	—	—
Distribution expenses, Class A	26,708	6,073	3,836	1,012
Distribution and shareholder servicing expenses, Class C	53,742	12,203	4,606	977
Trustee fees	6,240	6,240	6,240	6,240
Other expenses	6,829	10,495	3,668	3,052
Total Expenses	1,891,540	2,291,909	163,615	168,512
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(9,701)	(68,914)	(62,131)	(62,966)
Fees eligible for recoupment by the Advisor(B)	—	—	—	—
Net Expenses	1,881,839	2,222,995	101,484	105,546
Net Investment Income (Loss)	(136,923)	64,663	364,229	363,655
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from non-affiliated securities	3,192,419	(3,428,700)	56,195	365,488
Net realized gains (losses) on foreign currency transactions	113,555	(190,746)	(7,310)	(2,062,116)
Net realized losses on written options	(207,198)	—	—	—
Net realized losses on securities sold short	(3,084,651)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(779,188)	(8,584,226)	1,018,419	(1,316,941)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(87,992)	(7,342)	499	204,297
Net change in unrealized appreciation (depreciation) on written options	130,020	—	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	(13,077)
Net change in unrealized appreciation (depreciation) on securities sold short	2,917,242	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	2,194,207	(12,211,014)	1,067,803	(2,822,349)
Change in Net Assets Resulting from Operations	$2,057,284	$(12,146,351)	$1,432,032	$(2,458,694)
(A) Net of foreign tax withholding of:	$16,853	$239,811	$20,947	$7,944
(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

56

Statements of Operations (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Merger	Mid	Mid Cap
Arbitrage	Cap	Value
Fund	Fund	Fund

$3,199	$576	$144
3,122,089	3,368,713	3,365,967
305,161	—	—
—	14,295	7,338
3,430,449	3,383,584	3,373,449

1,873,649	1,969,578	1,452,541
273,718	375,228	272,474
876	876	876
18,323	5,659	5,828
20,391	17,089	14,673
24,790	20,128	9,221
14,939	23,105	1,349
28,789	93,132	77,923
—	8,088	—
4,062	6,570	7,468
3,858	657	1,707
11,892	7,882	8,449
5,929	7,482	4,355
16,018	12,434	9,546
—	8,443	—
6,763	6,885	10,221
1,966,326	—	—
7,845	5,598	4,013
4,529	5,035	3,173
11,114	9,518	12,843
—	3,667	—
3,416	3,190	5,155
—	20,891	—
78,884	52,319	12,730
148,707	235,407	10,336
6,240	6,240	6,240
19,118	20,127	17,932
4,550,176	2,925,228	1,949,053
—	(206,502)	(228,682)
—	—	14,756
4,550,176	2,718,726	1,735,127
(1,119,727)	664,858	1,638,322

1,303,406	9,215,813	10,292,722
830,941	—	—
(322,140)	—	—
(2,278,053)	—	—
2,213,040	35,200,810	16,183,849
(508,350)	—	—
125,496	—	—
—	—	—
5,683,757	—	—
7,048,097	44,416,623	26,476,571
$5,928,370	$45,081,481	$28,114,893
$31,655	$—	$—

57

Statements of Operations (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	Premium Yield	Sands Capital	Small Cap	Small Cap
	Equity	Select Growth	Core	Value
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated securities	$262	$5,099	$480	$111
Dividends from non-affiliated securities(A)	3,860,418	14,345,742	4,848,944	1,088,494
Interest	—	—	—	—
Income from securities loaned	—	81,636	484,941	25,664
Total Investment Income	3,860,680	14,432,477	5,334,365	1,114,269
Expenses
Investment advisory fees	657,422	18,439,400	3,279,462	331,557
Administration fees	148,349	4,783,101	588,819	56,268
Compliance fees and expenses	876	876	876	876
Custody fees	4,170	41,760	7,956	5,283
Professional fees	12,785	120,749	22,950	11,641
Transfer Agent fees, Class A	20,655	110,725	39,304	20,894
Transfer Agent fees, Class C	11,199	75,388	10,905	2,270
Transfer Agent fees, Class Y	38,943	892,562	95,735	5,208
Transfer Agent fees, Class Z	—	1,308,838	—	—
Transfer Agent fees, Institutional Class	—	—	29,504	118
Pricing expense	1,010	691	784	1,449
Registration Fees, Class A	8,461	15,315	9,791	6,482
Registration Fees, Class C	6,360	7,565	6,321	5,203
Registration Fees, Class Y	7,018	70,403	10,050	3,440
Registration Fees, Class Z	—	28,435	—	—
Registration Fees, Institutional Class	—	—	7,619	2,273
Reports to Shareholders, Class A	6,141	20,183	8,313	5,446
Reports to Shareholders, Class C	3,869	13,025	4,160	3,070
Reports to Shareholders, Class Y	5,011	103,573	8,937	3,141
Reports to Shareholders, Class Z	—	121,285	—	—
Reports to Shareholders, Institutional Class	—	—	4,077	4,446
Shareholder servicing fees, Class Z	—	2,335,713	—	—
Distribution expenses, Class A	59,647	375,267	87,839	39,492
Distribution and shareholder servicing expenses, Class C	170,540	1,021,361	131,927	10,341
Trustee fees	6,240	6,240	6,240	6,240
Other expenses	8,893	128,428	23,909	9,377
Total Expenses	1,177,589	30,020,883	4,385,478	534,515
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(22,146)	(608,812)	(24,985)	(91,552)
Fees eligible for recoupment by the Advisor(B)	—	41,727	—	—
Net Expenses	1,155,443	29,453,798	4,360,493	442,963
Net Investment Income (Loss)	2,705,237	(15,021,321)	973,872	671,306
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	2,072,535	192,700,966	46,513,577	606,394
Net change in unrealized appreciation (depreciation) on investments	(1,875,822)	82,340,241	30,900,678	3,703,536
Net Realized and Unrealized Gains (Losses) on Investments	196,713	275,041,207	77,414,255	4,309,930
Change in Net Assets Resulting from Operations	$2,901,950	$260,019,886	$78,388,127	$4,981,236
(A) Net of foreign tax withholding of:	$48,087	$23,800	$16,535	$1,700
(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

58

Statements of Operations (Unaudited) (Continued)

Touchstone
Touchstone	Ultra Short
Total Return	Duration
Bond	Fixed Income
Fund	Fund

$423	$693
—	—
2,402,652	3,757,200
—	—
2,403,075	3,757,893

282,387	819,059
122,559	501,575
876	876
4,769	12,388
12,981	23,290
6,132	5,492
884	3,451
5,215	61,160
—	115,899
12,793	939
12,351	34,812
5,148	7,905
3,892	7,631
4,748	10,898
—	15,396
10,653	8,850
3,322	3,345
2,946	3,206
3,094	6,317
—	17,641
3,160	2,932
—	453,290
7,623	12,069
9,102	38,423
6,240	6,240
6,175	26,065
527,050	2,199,149
(87,787)	(266,874)
—	—
439,263	1,932,275
1,963,812	1,825,618

166,024	86,849
2,951,867	(528,362)
3,117,891	(441,513)
$5,081,703	$1,384,105
$—	$—

59

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Arbitrage		Emerging Markets
	Fund		Equity Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2015	September 30,	2015	September 30,
	(Unaudited)	2014(A)	(Unaudited)	2014
From Operations
Net investment income (loss)	$(136,923)	$(1,353,000)	$64,663	$4,023,192
Net realized gains (losses) on investments, foreign currency transactions, written options and securities sold short	14,125	1,115,422	(3,619,446)	(3,847,285)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions, written options, futures contracts and securities sold short	2,180,082	(2,065,465)	(8,591,568)	11,984,745
Change in Net Assets from Operations	2,057,284	(2,303,043)	(12,146,351)	12,160,652
Distributions to Shareholders from:
Net investment income, Class A	—	—	(24,587)	(25,019)
Net investment income, Class C	—	—	—	—
Net investment income, Class Y	—	—	(871,078)	(1,423,044)
Net investment income, Institutional Class	—	—	(2,505,846)	(2,744,620)
Net realized gains, Class A	(33,828)	—	—	—
Net realized gains, Class C	(16,826)	—	—	—
Net realized gains, Class Y	(167,228)	—	—	—
Net realized gains, Institutional Class	(70,593)	—	—	—
Total Distributions	(288,475)	—	(3,401,511)	(4,192,683)

Net Increase (Decrease) from Share Transactions(B)	(51,255,817)	199,492,499	(1,571,608)	(30,664,199)

Total Increase (Decrease) in Net Assets	(49,487,008)	197,189,456	(17,119,470)	(22,696,230)

Net Assets
Beginning of period	197,189,456	—	347,840,279	370,536,509
End of period	$147,702,448	$197,189,456	$330,720,809	$347,840,279
Accumulated Net Investment Income (Loss)	$(611,324)	$(474,401)	$(248,103)	$3,088,745

(A) Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.

(B) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity in pages 66-69.

See accompanying Notes to Financial Statements.

60

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Global Real Estate		International Fixed Income		Merger Arbitrage
Fund		Fund		Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
March 31,	Year Ended	March 31,	Year Ended	March 31,	Year Ended
2015	September 30,	2015	September 30,	2015	September 30,
(Unaudited)	2014	(Unaudited)	2014	(Unaudited)	2014

$364,229	$706,713	$363,655	$643,794	$(1,119,727)	$(6,967,055)
48,885	(87,425)	(1,696,628)	602,853	(465,846)	7,491,803
1,018,918	787,982	(1,125,721)	(955,206)	7,513,943	(9,163,261)
1,432,032	1,407,270	(2,458,694)	291,441	5,928,370	(8,638,513)

(91,563)	(49,075)	(11,893)	(6,819)	—	(1,133,607)
(23,775)	(25,115)	(1,554)	(1,294)	—	—
(31,069)	(21,354)	(4,962)	(2,845)	—	(1,487,742)
(332,316)	(878,015)	(494,499)	(252,050)	—	(1,216,543)
—	(91,730)	(28,976)	(13,011)	(270,079)	(7,622,004)
—	(56,232)	(7,903)	(3,243)	(136,421)	(1,468,984)
—	(40,405)	(10,057)	(4,908)	(654,494)	(6,316,580)
—	(1,918,096)	(1,026,856)	(361,675)	(505,070)	(4,856,576)
(478,723)	(3,080,022)	(1,586,700)	(645,845)	(1,566,064)	(24,102,036)

9,457,230	(1,188,269)	(7,413,095)	6,104,419	(135,916,314)	(225,458,912)

10,410,539	(2,861,021)	(11,458,489)	5,750,015	(131,554,008)	(258,199,461)

14,177,364	17,038,385	36,508,554	30,758,539	430,685,078	688,884,539
$24,587,903	$14,177,364	$25,050,065	$36,508,554	$299,131,070	$430,685,078
$(110,388)	$4,106	$(407,362)	$(258,109)	$(3,997,602)	$(2,877,875)

61

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Mid Cap		Mid Cap Value
	Fund		Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2015	September 30,	2015	September 30,
	(Unaudited)	2014	(Unaudited)	2014
From Operations
Net investment income (loss)	$664,858	$607,481	$1,638,322	$1,643,920
Net realized gains on investments	9,215,813	10,224,597	10,292,722	13,549,055
Net change in unrealized appreciation (depreciation) on investments	35,200,810	39,529,023	16,183,849	4,289,764
Change in Net Assets from Operations	45,081,481	50,361,101	28,114,893	19,482,739
Distributions to Shareholders from:
Net investment income, Class A	—	(55,665)	(25,554)	(38,804)
Net investment income, Class C	—	—	—	—
Net investment income, Class Y	(609,062)	(499,864)	(943,962)	(593,150)
Net investment income, Class Z	—	(3,557)	—	—
Net investment income, Institutional Class	(258,983)	(188,068)	(697,696)	(947,640)
Net realized gains, Class A	—	—	(376,327)	(358,204)
Net realized gains, Class C	—	—	(76,516)	(70,196)
Net realized gains, Class Y	—	—	(7,781,540)	(1,353,853)
Net realized gains, Class Z	—	—	—	—
Net realized gains, Institutional Class	—	—	(5,200,106)	(12,333,363)
Total Distributions	(868,045)	(747,154)	(15,101,701)	(15,695,210)

Net Increase (Decrease) from Share Transactions(A)	80,009,028	59,436,231	(27,558,252)	193,135,111

Total Increase (Decrease) in Net Assets	124,222,464	109,050,178	(14,545,060)	196,922,640

Net Assets
Beginning of period	445,983,191	336,933,013	363,694,642	166,772,002
End of period	$570,205,655	$445,983,191	$349,149,582	$363,694,642
Accumulated Net Investment Income (Loss)	$159,272	$362,459	$119,327	$148,217

(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 69-71.

See accompanying Notes to Financial Statements.

62

Statements of Changes in Net Assets (Continued)

		Touchstone
Touchstone		Sands Capital
Premium Yield		Select Growth
Equity Fund		Fund
For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
March 31,	Year Ended	March 31,	Year Ended
2015	September 30,	2015	September 30,
(Unaudited)	2014	(Unaudited)	2014

$2,705,237	$6,939,577	$(15,021,321)	$(48,203,007)
2,072,535	10,080,991	192,700,966	370,507,684
(1,875,822)	7,915,835	82,340,241	414,249,592
2,901,950	24,936,403	260,019,886	736,554,269

(706,757)	(2,538,944)	—	—
(381,326)	(910,643)	—	—
(1,845,661)	(3,422,480)	—	—
—	—	—	—
—	—	—	—
(2,197,270)	—	(14,093,187)	(3,338,561)
(1,531,929)	—	(10,111,362)	(1,618,597)
(5,137,668)	—	(183,460,194)	(20,484,118)
—	—	(90,266,864)	(16,954,589)
—	—	—	—
(11,800,611)	(6,872,067)	(297,931,607)	(42,395,865)

36,558,712	(9,373,472)	(163,263,767)	134,315,820

27,660,051	8,690,864	(201,175,488)	828,474,224

185,514,814	176,823,950	6,269,069,609	5,440,595,385
$213,174,865	$185,514,814	$6,067,894,121	$6,269,069,609
$173,602	$402,109	$(25,173,482)	$(10,152,161)

63

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Small Cap		Small Cap
	Core Fund		Value Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2015	September 30,	2015	September 30,
	(Unaudited)	2014	(Unaudited)	2014
From Operations
Net investment income (loss)	$973,872	$(1,713,269)	$671,306	$965,911
Net realized gains (losses) on investments	46,513,577	60,635,559	606,394	6,848,831
Net change in unrealized appreciation (depreciation) on investments	30,900,678	16,994,276	3,703,536	(9,011,029)
Change in Net Assets from Operations	78,388,127	75,916,566	4,981,236	(1,196,287)
Distributions to Shareholders from:
Net investment income, Class A	(4,964)	(1,986,763)	(259,475)	(471,862)
Net investment income, Class C	—	(238,421)	(9,207)	(12,264)
Net investment income, Class Y	(146,568)	(4,569,477)	(86,169)	(88,877)
Net investment income, Class Z	—	—	—	—
Net investment income, Institutional Class	(212,904)	(8,066,410)	(318,753)	(380,917)
Net realized gains, Class A	(4,610,591)	(1,883,497)	(1,209,646)	—
Net realized gains, Class C	(2,081,129)	(436,531)	(80,833)	—
Net realized gains, Class Y	(23,363,113)	(3,655,120)	(346,677)	—
Net realized gains, Institutional Class	(29,583,949)	(6,236,216)	(1,174,928)	—
Total Distributions	(60,003,218)	(27,072,435)	(3,485,688)	(953,920)

Net Increase (Decrease) from Share Transactions(A)	16,398,464	(63,711,351)	(1,611,904)	35,918,484

Total Increase (Decrease) in Net Assets	34,783,373	(14,867,220)	(116,356)	33,768,277

Net Assets
Beginning of period	790,004,352	804,871,572	72,869,559	39,101,282
End of period	$824,787,725	$790,004,352	$72,753,203	$72,869,559
Accumulated Net Investment Income (Loss)	$609,436	$—	$16,432	$18,730

(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 72-75.

See accompanying Notes to Financial Statements.

64

Statements of Changes in Net Assets (Continued)

		Touchstone
Touchstone		Ultra Short
Total Return		Duration Fixed
Bond Fund		Income Fund
For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
March 31,	Year Ended	March 31,	Year Ended
2015	September 30,	2015	September 30,
(Unaudited)	2014	(Unaudited)	2014

$1,963,812	$4,063,028	$1,825,618	$6,239,044
166,024	(86,471)	86,849	1,454,719
2,951,867	3,229,980	(528,362)	(643,012)
5,081,703	7,206,537	1,384,105	7,050,751

(80,544)	(206,484)	(65,685)	(211,746)
(17,193)	(40,162)	(44,655)	(102,390)
(383,929)	(613,793)	(1,779,299)	(3,782,121)
—	—	(2,467,335)	(5,101,470)
(1,927,747)	(4,011,329)	(435,672)	(900,708)
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(2,409,413)	(4,871,768)	(4,792,646)	(10,098,435)

42,064,241	(27,064,186)	(110,599,444)	(13,617,210)

44,736,531	(24,729,417)	(114,007,985)	(16,664,894)

142,578,532	167,307,949	719,456,496	736,121,390
$187,315,063	$142,578,532	$605,448,511	$719,456,496
$(429,491)	$16,110	$(2,279,704)	$687,324

65

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Arbitrage Fund
	For the Six Months
	Ended		For the Year
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014(A)
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	219,584	$2,172,514	9,950,955	$99,281,747
Reinvestment of distributions	3,413	33,623	—	—
Cost of Shares redeemed	(427,395)	(4,212,303)	(7,649,365)	(75,910,986)
Change from Class A Share Transactions	(204,398)	(2,006,166)	2,301,590	23,370,761
Class C
Proceeds from Shares issued	157,762	1,545,549	1,168,934	11,647,230
Reinvestment of distributions	1,654	16,174	—	—
Cost of Shares redeemed	(238,208)	(2,333,359)	(36,895)	(364,881)
Change from Class C Share Transactions	(78,792)	(771,636)	1,132,039	11,282,349
Class Y
Proceeds from Shares issued	2,791,046	27,707,788	15,352,300	153,248,950
Reinvestment of distributions	16,743	165,594	—	—
Cost of Shares redeemed	(3,858,106)	(38,213,379)	(3,482,396)	(34,581,935)
Change from Class Y Share Transactions	(1,050,317)	(10,339,997)	11,869,904	118,667,015
Institutional Class
Proceeds from Shares issued	7,378	84,174	5,485,908	54,843,892
Reinvestment of distributions	7,123	70,593	—	—
Cost of Shares redeemed	(3,867,323)	(38,292,785)	(871,962)	(8,671,518)
Change from Institutional Class Share Transactions	(3,852,822)	(38,138,018)	4,613,946	46,172,374

Change from Share Transactions	(5,186,329)	$(51,255,817)	19,917,479	$199,492,499

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.

See accompanying Notes to Financial Statements.

66

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Emerging Markets Equity Fund				Touchstone Global Real Estate Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2015		Ended		March 31, 2015		Ended
(Unaudited)		September 30, 2014		(Unaudited)		September 30, 2014
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

175,159	$1,948,898	349,399	$4,146,928	364,121	$4,019,051	76,285	$845,552
2,103	23,322	1,822	20,389	8,112	88,169	12,669	129,331
(223,120)	(2,498,042)	(751,096)	(8,760,914)	(25,429)	(274,195)	(11,552)	(126,540)
(45,858)	(525,822)	(399,875)	(4,593,597)	346,804	3,833,025	77,402	848,343

19,414	218,333	42,073	476,030	66,720	734,953	17,395	191,715
—	—	—	—	2,141	23,271	7,938	81,077
(80,506)	(890,274)	(118,966)	(1,322,746)	(4,229)	(46,590)	(8,800)	(96,687)
(61,092)	(671,941)	(76,893)	(846,716)	64,632	711,634	16,533	176,105

705,359	7,859,810	2,450,097	27,330,935	523,716	5,994,244	31,559	354,367
79,179	870,970	127,955	1,422,862	2,097	23,521	5,690	58,651
(2,134,199)	(23,761,608)	(5,490,496)	(63,225,764)	(4,720)	(53,408)	(5,322)	(55,823)
(1,349,661)	(15,030,828)	(2,912,444)	(34,471,967)	521,093	5,964,357	31,927	357,195

2,879,462	32,171,721	10,770,410	119,377,600	2,976	33,626	22,314	258,716
227,026	2,497,286	245,616	2,731,248	29,826	332,316	268,374	2,796,111
(1,785,730)	(20,012,024)	(9,818,030)	(112,860,767)	(126,028)	(1,417,728)	(484,042)	(5,624,739)
1,320,758	14,656,983	1,197,996	9,248,081	(93,226)	(1,051,786)	(193,354)	(2,569,912)

(135,853)	$(1,571,608)	(2,191,216)	$(30,664,199)	839,303	$9,457,230	(67,492)	$(1,188,269)

67

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone International Fixed Income Fund
	For the Six Months
	Ended		For the Year
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	734	$6,784	12,293	$130,596
Reinvestment of distributions	3,651	34,698	1,588	16,322
Cost of Shares redeemed	(22,832)	(212,585)	(20,015)	(208,848)
Change from Class A Share Transactions	(18,447)	(171,103)	(6,134)	(61,930)
Class C
Proceeds from Shares issued	154	1,434	138	1,444
Reinvestment of distributions	1,005	9,457	418	4,261
Cost of Shares redeemed	(7,856)	(72,157)	(338)	(3,511)
Change from Class C Share Transactions	(6,697)	(61,266)	218	2,194
Class Y
Proceeds from Shares issued	637	6,337	2,338	25,000
Reinvestment of distributions	1,427	13,568	754	7,753
Cost of Shares redeemed	(8,942)	(85,053)	(8,147)	(84,116)
Change from Class Y Share Transactions	(6,878)	(65,148)	(5,055)	(51,363)
Class Z
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change from Class Z Share Transactions	—	—	—	—
Institutional Class
Proceeds from Shares issued	376,604	3,638,084	1,668,761	17,481,749
Reinvestment of distributions	83,428	794,758	39,876	410,356
Cost of Shares redeemed	(1,181,151)	(11,548,420)	(1,102,296)	(11,676,587)
Change from Institutional Class Share Transactions	(721,119)	(7,115,578)	606,341	6,215,518

Change from Share Transactions	(753,141)	$(7,413,095)	595,370	$6,104,419

See accompanying Notes to Financial Statements.

68

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Merger Arbitrage Fund				Touchstone Mid Cap Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2015		Ended		March 31, 2015		Ended
(Unaudited)		September 30, 2014		(Unaudited)		September 30, 2014
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

112,194	$1,178,337	3,878,209	$42,296,612	735,012	$18,416,276	1,607,880	$35,975,560
24,938	261,606	799,051	8,581,806	—	—	2,129	48,558
(5,562,397)	(58,309,056)	(20,412,258)	(218,274,531)	(226,550)	(5,630,181)	(2,200,002)	(50,866,081)
(5,425,265)	(56,869,113)	(15,734,998)	(167,396,113)	508,462	12,786,095	(589,993)	(14,841,963)

1,850	19,018	243,767	2,595,260	642,146	15,551,051	785,197	17,197,751
13,289	136,208	138,877	1,462,374	—	—	—	—
(1,031,620)	(10,559,275)	(1,508,097)	(15,791,020)	(160,815)	(3,821,537)	(209,079)	(4,696,977)
(1,016,481)	(10,404,049)	(1,125,453)	(11,733,386)	481,331	11,729,514	576,118	12,500,774

1,206,092	12,737,670	10,667,004	115,257,589	3,358,741	84,609,749	6,434,227	146,829,608
59,303	626,234	689,761	7,445,499	14,093	358,948	10,996	251,910
(6,834,450)	(72,135,232)	(11,756,123)	(126,058,926)	(1,540,779)	(38,129,536)	(3,906,835)	(89,013,478)
(5,569,055)	(58,771,328)	(399,358)	(3,355,838)	1,832,055	46,839,161	2,538,388	58,068,040

—	—	—	—	572,586	14,265,217	423,307	9,357,895
—	—	—	—	—	—	157	3,557
—	—	—	—	(128,763)	(3,151,810)	(551,283)	(12,364,897)
—	—	—	—	443,823	11,113,407	(127,819)	(3,003,445)

1,376,411	14,483,173	4,951,127	53,306,003	149,194	3,695,911	1,648,145	37,556,817
43,999	465,514	531,575	5,752,897	7,316	186,413	4,442	101,755
(2,346,315)	(24,820,511)	(9,517,077)	(102,032,475)	(252,764)	(6,341,473)	(1,371,685)	(30,945,747)
(925,905)	(9,871,824)	(4,034,375)	(42,973,575)	(96,254)	(2,459,149)	280,902	6,712,825

(12,936,706)	$(135,916,314)	(21,294,184)	$(225,458,912)	3,169,417	$80,009,028	2,677,596	$59,436,231

69

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Mid Cap Value Fund
	For the Six Months
	Ended		For the Year
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	104,216	$1,744,206	324,500	$5,381,879
Proceeds from Shares issued in connection with merger(A)	—	—	913,005	14,967,633
Reinvestment of distributions	23,407	384,299	25,012	387,892
Cost of Shares redeemed	(473,608)	(7,941,098)	(747,164)	(12,458,550)
Change from Class A Share Transactions	(345,985)	(5,812,593)	515,353	8,278,854
Class C
Proceeds from Shares issued	24,168	403,017	23,980	391,285
Proceeds from Shares issued in connection with merger(A)	—	—	75,102	1,220,480
Reinvestment of distributions	4,467	72,234	4,492	68,682
Cost of Shares redeemed	(23,972)	(405,105)	(26,575)	(437,861)
Change from Class C Share Transactions	4,663	70,146	76,999	1,242,586
Class Y
Proceeds from Shares issued	467,688	7,914,641	6,542,963	111,989,634
Proceeds from Shares issued in connection with merger(A)	—	—	6,892,271	113,504,503
Reinvestment of distributions	518,422	8,567,411	119,461	1,892,632
Cost of Shares redeemed	(1,988,173)	(33,705,549)	(1,728,316)	(28,855,210)
Change from Class Y Share Transactions	(1,002,063)	(17,223,497)	11,826,379	198,531,559
Class Z
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change from Class Z Share Transactions	—	—	—	—
Institutional Class
Proceeds from Shares issued	1,133,558	19,208,434	4,545,432	75,400,128
Proceeds from Shares issued in connection with merger(A)	—	—	1,714,774	28,350,276
Reinvestment of distributions	245,288	4,071,738	841,759	13,125,594
Cost of Shares redeemed	(1,624,897)	(27,872,480)	(8,026,469)	(131,793,886)
Change from Institutional Class Share Transactions	(246,051)	(4,592,308)	(924,504)	(14,917,888)

Change from Share Transactions	(1,589,436)	$(27,558,252)	11,494,227	$193,135,111

(A) See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

70

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Premium Yield Equity Fund				Touchstone Sands Capital Select Growth Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2015		Ended		March 31, 2015		Ended
(Unaudited)		September 30, 2014		(Unaudited)		September 30, 2014
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,303,279	$12,748,630	2,063,274	$19,884,099	2,619,925	$47,265,046	6,373,482	$110,334,538
—	—	—	—	—	—	—	—
282,768	2,688,185	251,310	2,362,109	632,172	11,233,693	160,574	2,694,434
(971,786)	(9,422,680)	(7,456,862)	(70,214,159)	(2,660,760)	(47,974,262)	(16,479,495)	(288,364,437)
614,261	6,014,135	(5,142,278)	(47,967,951)	591,337	10,524,477	(9,945,439)	(175,335,465)

865,287	8,368,735	908,611	8,805,613	411,558	7,150,763	984,805	16,621,353
—	—	—	—	—	—	—	—
174,192	1,650,659	82,247	774,646	427,832	7,358,711	71,038	1,164,306
(296,424)	(2,842,381)	(559,961)	(5,291,191)	(925,252)	(16,162,847)	(2,109,370)	(35,791,274)
743,055	7,177,013	430,897	4,289,068	(85,862)	(1,653,373)	(1,053,527)	(18,005,615)

3,476,075	33,239,469	6,488,873	62,999,341	45,577,645	858,673,515	79,243,960	1,412,688,866
—	—	—	—	—	—	—	—
649,258	6,164,403	315,597	2,995,329	6,959,585	127,012,426	782,694	13,438,856
(1,663,416)	(16,036,308)	(3,331,773)	(31,689,259)	(29,421,002)	(543,896,333)	(56,640,205)	(990,118,898)
2,461,917	23,367,564	3,472,697	34,305,411	23,116,228	441,789,608	23,386,449	436,008,824

—	—	—	—	8,363,036	150,865,817	28,862,264	500,750,877
—	—	—	—	5,044,388	89,638,768	1,005,601	16,873,992
—	—	—	—	(46,358,850)	(854,429,064)	(36,175,701)	(625,976,793)
—	—	—	—	(32,951,426)	(613,924,479)	(6,307,836)	(108,351,924)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

3,819,233	$36,558,712	(1,238,684)	$(9,373,472)	(9,329,723)	$(163,263,767)	6,079,647	$134,315,820

71

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Small Cap Core Fund
	For the Six Months
	Ended		For the Year
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,683,787	$32,569,103	1,137,776	$23,406,870
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	225,866	4,210,298	179,857	3,724,471
Cost of Shares redeemed	(948,071)	(18,735,263)	(4,682,878)	(97,669,839)
Change from Class A Share Transactions	961,582	18,044,138	(3,365,245)	(70,538,498)
Class C
Proceeds from Shares issued	34,388	638,545	42,416	855,387
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	100,136	1,817,469	28,666	578,774
Cost of Shares redeemed	(157,081)	(3,064,266)	(230,065)	(4,680,435)
Change from Class C Share Transactions	(22,557)	(608,252)	(158,983)	(3,246,274)
Class Y
Proceeds from Shares issued	2,273,775	45,635,904	5,304,875	110,996,257
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	874,336	16,458,603	325,231	6,788,917
Cost of Shares redeemed	(2,619,562)	(52,041,055)	(3,873,708)	(80,927,924)
Change from Class Y Share Transactions	528,549	10,053,452	1,756,398	36,857,250
Institutional Class
Proceeds from Shares issued(B)	2,917,743	58,216,190	5,823,585	121,353,906
Proceeds from Shares issued in connection with merger(A)	—	—	—	—
Reinvestment of distributions	978,565	18,399,911	382,417	7,971,468
Cost of Shares redeemed	(4,430,934)	(87,706,975)	(7,427,639)	(156,109,203)
Change from Institutional Class Share Transactions	(534,626)	(11,090,874)	(1,221,637)	(26,783,829)

Change from Share Transactions	932,948	$16,398,464	(2,989,467)	$(63,711,351)

(A) See Note 11 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

72

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Small Cap Value Fund
For the Six Months
Ended		For the Year
March 31, 2015		Ended
(Unaudited)		September 30, 2014
Shares	Dollars	Shares	Dollars

22,718	$556,743	187,663	$4,638,930
—	—	100,358	2,549,878
60,514	1,416,274	18,458	456,503
(154,143)	(3,701,890)	(466,686)	(11,448,628)
(70,911)	(1,728,873)	(160,207)	(3,803,317)

7,615	181,269	24,281	591,537
—	—	59,836	1,506,072
2,269	52,402	314	7,732
(23,600)	(551,036)	(27,353)	(660,561)
(13,716)	(317,365)	57,078	1,444,780

20,519	470,238	154,794	3,859,535
—	—	269,342	6,856,609
16,222	379,917	2,269	55,553
(49,637)	(1,177,205)	(68,791)	(1,714,797)
(12,896)	(327,050)	357,614	9,056,900

111,481	2,657,604	1,053,391	26,269,962
—	—	233,106	5,932,909
63,696	1,493,681	15,448	380,917
(142,206)	(3,389,901)	(135,191)	(3,363,667)
32,971	761,384	1,166,754	29,220,121

(64,552)	$(1,611,904)	1,421,239	$35,918,484

73

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Total Return Bond Fund
	For the Six Months
	Ended		For the Year
	March 31, 2015		Ended
	(Unaudited)		September 30, 2014
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	361,067	$3,731,648	114,274	$1,162,191
Reinvestment of distributions	6,801	70,418	18,766	190,466
Cost of Shares redeemed	(267,064)	(2,765,928)	(838,745)	(8,488,953)
Change from Class A Share Transactions	100,804	1,036,138	(705,705)	(7,136,296)
Class C
Proceeds from Shares issued	78,743	814,878	17,872	180,777
Reinvestment of distributions	1,403	14,517	3,760	38,169
Cost of Shares redeemed	(42,349)	(437,996)	(105,839)	(1,071,393)
Change from Class C Share Transactions	37,797	391,399	(84,207)	(852,447)
Class Y
Proceeds from Shares issued	1,943,680	20,097,548	1,297,006	13,228,636
Reinvestment of distributions	26,350	273,251	59,444	605,211
Cost of Shares redeemed	(834,883)	(8,719,212)	(1,410,172)	(14,348,740)
Change from Class Y Share Transactions	1,135,147	11,651,587	(53,722)	(514,893)
Class Z
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change from Class Z Share Transactions	—	—	—	—
Institutional Class
Proceeds from Shares issued	3,498,745	36,324,297	1,911,209	19,401,033
Reinvestment of distributions	184,776	1,917,523	394,031	4,011,246
Cost of Shares redeemed	(892,865)	(9,256,703)	(4,138,214)	(41,972,829)
Change from Institutional Class Share Transactions	2,790,656	28,985,117	(1,832,974)	(18,560,550)

Change from Share Transactions	4,064,404	$42,064,241	(2,676,608)	$(27,064,186)

See accompanying Notes to Financial Statements.

74

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Ultra Short Duration Fixed Income Fund
For the Six Months
Ended		For the Year
March 31, 2015		Ended
(Unaudited)		September 30, 2014
Shares	Dollars	Shares	Dollars

211,065	$1,981,642	733,323	$6,920,969
5,616	52,648	19,343	182,582
(380,892)	(3,576,280)	(3,021,468)	(28,540,488)
(164,211)	(1,541,990)	(2,268,802)	(21,436,937)

110,643	1,037,450	155,445	1,466,933
3,384	31,732	7,105	67,050
(395,797)	(3,710,847)	(400,339)	(3,779,651)
(281,770)	(2,641,665)	(237,789)	(2,245,668)

4,854,428	45,540,306	12,370,816	116,716,577
102,020	956,537	210,176	1,983,191
(8,629,107)	(80,983,445)	(12,930,381)	(122,034,351)
(3,672,659)	(34,486,602)	(349,389)	(3,334,583)

7,896,657	74,066,410	24,253,460	228,890,297
259,675	2,434,776	532,096	5,020,759
(15,761,457)	(147,862,588)	(22,452,531)	(211,938,045)
(7,605,125)	(71,361,402)	2,333,025	21,973,011

2,072,752	19,467,022	3,004,848	28,350,313
34,650	324,891	87,264	823,459
(2,169,631)	(20,359,698)	(4,000,850)	(37,746,805)
(62,229)	(567,785)	(908,738)	(8,573,033)

(11,785,994)	$(110,599,444)	(1,431,693)	$(13,617,210)

75

Financial Highlights

Touchstone Arbitrage Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year
	Ended		Ended
	March 31,		September
	2015		30,
	(Unaudited)		2014(A)
Net asset value at beginning of period	$9.87		$10.00
Income (loss) from investments operations:
Net investment loss(B)	(0.02)		(0.10)
Net realized and unrealized gains (losses) on investments	0.16		(0.03)
Total from investment operations	0.14		(0.13)
Distributions from:
Realized capital gains	(0.02)		—
Net asset value at end of period	$9.99		$9.87
Total return(C)	1.38	%(D)	(1.30)%
Ratios and supplemental data:
Net assets at end of period (000's)	$20,958		$22,725
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	2.52	%(F)	2.51%
Gross expenses (including dividend expense on securities sold short)(G)	2.60	%(F)	2.51%
Net investment loss	(0.40	)%(F)	(1.01)%
Portfolio turnover rate	135	%(D)	293%

Touchstone Arbitrage Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year
	Ended		Ended
	March 31,		September
	2015		30,
	(Unaudited)		2014(A)
Net asset value at beginning of period	$9.82		$10.00
Income (loss) from investments operations:
Net investments loss(B)	(0.05)		(0.17)
Net realized and unrealized gains (losses) on investments	0.15		(0.01)
Total from investment operations	$0.10		$(0.18)
Distributions from:
Realized capital gains	(0.02)		—
Net asset value at end of period	$9.90		$9.82
Total return(C)	0.98	%(D)	(1.80)%
Ratios and supplemental data:
Net assets at end of period (000's)	$10,428		$11,113
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	3.21	%(F)	3.27%
Gross expenses (including dividend expense on securities sold short)(G)	3.21	%(F)	3.29%
Net investment loss	(1.09	)%(F)	(1.77)%
Portfolio turnover rate	135	%(D)	293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short for Class A is 1.68% and 1.67% and for Class C is 2.37% and 2.43% for the six months ended March 31, 2015 and the year ended September 30, 2014, respectively.

(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short for Class A is 1.76% and 1.67% and for Class C is 2.37% and 2.45% for the six months ended March 31, 2015 and the year ended September 30, 2014, respectively.

See accompanying Notes to Financial Statements.

76

Financial Highlights (Continued)

Touchstone Arbitrage Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year
	Ended		Ended
	March 31,		September
	2015		30,
	(Unaudited)		2014(A)
Net asset value at beginning of period	$9.91		$10.00
Income (loss) from investment operations:
Net investment loss(B)	(—)	(C)	(0.07)
Net realized and unrealized gains (losses) on investments	0.15		(0.02)
Total from investment operations	0.15		(0.09)
Distributions from:
Realized capital gains	(0.02)		—
Net asset value at end of period	$10.04		$9.91
Total return	1.47	%(D)	(0.90)%
Ratios and supplemental data:
Net assets at end of period (000's)	$108,661		$117,589
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	2.19	%(F)	2.19%
Gross expenses (including dividend expense on securities sold short(G)	2.19	%(F)	2.19%
Net investment loss	(0.07	)%(F)	(0.69)%
Portfolio turnover rate	135	%(D)	293%

Touchstone Arbitrage Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year
	Ended		Ended
	March 31,		September
	2015		30,
	(Unaudited)		2014(A)
Net asset value at beginning of period	$9.92		$10.00
Income (loss) from investment operations:
Net investment income (loss)(B)	—	(C)	(0.06)
Net realized and unrealized gains (losses) on investments	0.16		(0.02)
Total from investment operations	0.16		(0.08)
Distributions from:
Realized capital gains	(0.02)		—
Net asset value at end of period	$10.06		$9.92
Total return	1.57	%(D)	(0.80)%
Ratios and supplemental data:
Net assets at end of period (000's)	$7,656		$47,763
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	2.12	%(F)	2.12%
Gross expenses (including dividend expense on securities sold short)(G)	2.13	%(F)	2.12%
Net investment income (loss)	0.00	%(C)(F)	(0.62)%
Portfolio turnover rate	135	%(D)	293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share or 0.005%.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short for Class Y is 1.35% and 1.35% and for Institutional Class is 1.28% and 1.28% for the six months ended March 31, 2015 and the year ended September 30, 2014, respectively.

(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short for Class Y is 1.35% and 1.35% and for Institutional Class is 1.29% and 1.28% for the six months ended March 31, 2015 and the year ended September 30,2014, respectively.

See accompanying Notes to Financial Statements.

77

Financial Highlights (Continued)

Touchstone Emerging Markets Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010(A)
Net asset value at beginning of period	$11.67	$11.52	$12.24	$10.69	$12.68	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(B)	0.09	(B)	0.09	(B)	0.11	0.10	0.03
Net realized and unrealized gains (losses) on investments	(0.40)	0.09	(0.80)	1.68	(2.05)	2.65
Total from investment operations	(0.42)	0.18	(0.71)	1.79	(1.95)	2.68
Distributions from:
Net investment income (loss)	(0.06)	(0.03)	(0.01)	(0.15)	(0.02)	—
Realized capital gains	—	—	—	(0.09)	(0.02)	—
Total distributions	(0.06)	(0.03)	(0.01)	(0.24)	(0.04)	—
Net asset value at end of period	$11.19	$11.67	$11.52	$12.24	$10.69	$12.68
Total return(C)	(3.60	)%(D)	1.61%	(5.69)%	16.71%	(15.45)%	26.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,573	$5,307	$9,843	$34,369	$26,592	$10,343
Ratio to average net assets:
Net expenses	1.69	%(E)	1.69%	1.69%	1.72%	1.74%	1.74%
Gross expenses	2.53	%(E)	2.20%	1.93%	1.99%	1.95%	2.25%
Net investment income (loss)	(0.32	)%(E)	0.75%	0.71%	0.94%	0.98%	0.76%
Portfolio turnover rate	12	%(D)	38%	25%	33	%(F)	18%	8%

Touchstone Emerging Markets Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014		2013		2012		2011	2010(A)
Net asset value at beginning of period	$11.43		$11.33		$12.13		$10.54		$12.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(B)	(—	)(B)(G)	(—	)(B)(G)	0.04		0.03	—	(G)
Net realized and unrealized gains (losses) on investments	(0.40)		0.10		(0.80)		1.64		(2.05)	2.58
Total from investment operations	(0.46)		0.10		(0.80)		1.68		(2.02)	2.58
Distributions from:
Net investment income	—		—		—		—	(G)	—	—
Realized capital gains	—		—		—		(0.09)		(0.02)	—
Total distributions	—		—		—		(0.09)		(0.02)	—
Net asset value at end of period	$10.97		$11.43		$11.33		$12.13		$10.54	$12.58
Total return(C)	(4.03	)%(D)	0.88%		(6.44)%		15.84%		(16.07)%	25.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,088		$2,874		$3,719		$4,903		$5,417	$3,590
Ratio to average net assets:
Net expenses	2.44	%(E)	2.44%		2.44%		2.47%		2.49%	2.49%
Gross expenses	3.19	%(E)	3.03%		2.84%		2.85%		2.82%	2.99%
Net investment income (loss)	(1.07	)%(E)	(0.00	)%(G)	(0.04)%		0.19%		0.21%	(0.03)%
Portfolio turnover rate	12	%(D)	38%		25%		33	%(F)	18%	8%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Emerging Markets Equity Fund II acquired on September 17, 2012. If these transactions were included, portfolio turnover would have been higher.

(G)	Less than $0.005 per share or 0.005%.

See accompanying Notes to Financial Statements.

78

Financial Highlights (Continued)

Touchstone Emerging Markets Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010(A)
Net asset value at beginning of period	$11.63	$11.54	$12.27	$10.74	$12.72	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(—	)(B)(C)	0.12	(C)	0.13	(C)	0.14	0.11	0.01
Net realized and unrealized gains (losses) on investments	(0.41)	0.10	(0.81)	1.70	(2.05)	2.71
Total from investment operations	(0.41)	0.22	(0.68)	1.84	(1.94)	2.72
Distributions from:
Net investment income	(0.11)	(0.13)	(0.05)	(0.22)	(0.02)	—
Realized capital gains	—	—	—	(0.09)	(0.02)	—
Total distributions	(0.11)	(0.13)	(0.05)	(0.31)	(0.04)	—
Net asset value at end of period	$11.11	$11.63	$11.54	$12.27	$10.74	$12.72
Total return	(3.53	)%(D)	1.99%	(5.45)%	17.12%	(15.21)%	27.10%
Ratios and supplemental data:
Net assets at end of period (000's)	$85,941	$105,641	$138,451	$219,717	$151,532	$13,597
Ratio to average net assets:
Net expenses	1.40	%(E)	1.38%	1.37%	1.41%	1.48%	1.49%
Gross expenses	1.40	%(E)	1.38%	1.35%	1.44%	1.48%	2.10%
Net investment income (loss)	(0.03	)%(E)	1.06%	1.04%	1.25%	1.50%	0.86%
Portfolio turnover rate	12	%(D)	38%	25%	33	%(F)	18%	8%

Touchstone Emerging Markets Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010(A)
Net asset value at beginning of period	$11.64	$11.55	$12.28	$10.76	$12.74	$10.00
Income (loss) from investment operations:
Net investment income	—	(B)(C)	0.13	(C)	0.14	(C)	0.18	0.13	0.05
Net realized and unrealized gains (losses) on investments	(0.41)	0.11	(0.81)	1.67	(2.06)	2.69
Total from investment operations	(0.41)	0.24	(0.67)	1.85	(1.93)	2.74
Distributions from:
Net investment income	(0.12)	(0.15)	(0.06)	(0.24)	(0.03)	—
Realized capital gains	—	—	—	(0.09)	(0.02)	—
Total distributions	(0.12)	(0.15)	(0.06)	(0.33)	(0.05)	—
Net asset value at end of period	$11.11	$11.64	$11.55	$12.28	$10.76	$12.74
Total return	(3.50	)%(D)	2.13%	(5.43)%	17.28%	(15.18)%	27.40%
Ratios and supplemental data:
Net assets at end of period (000's)	$238,119	$234,019	$218,523	$271,186	$244,657	$125,414
Ratio to average net assets:
Net expenses	1.29	%(E)	1.29%	1.29%	1.32%	1.34%	1.34%
Gross expenses	1.32	%(E)	1.31%	1.29%	1.37%	1.43%	1.74%
Net investment income	0.08	%(E)	1.15%	1.11%	1.34%	1.51%	1.26%
Portfolio turnover rate	12	%(D)	38%	25%	33	%(F)	18%	8%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	Less than $0.005 per share.
(C)	The net investment income (loss) per share is based on average shares outstanding for the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Emerging Markets Equity Fund II acquired on September 17, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

79

Financial Highlights (Continued)

Touchstone Global Real Estate Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010(A)
Net asset value at beginning of period	$10.49	$12.03	$11.86	$9.76	$11.46	$10.00
Income (loss) from investment operations:
Net investment income	0.28	0.52	0.30	(B)	0.20	(B)	0.35	0.36
Net realized and unrealized gains (losses) on investments	0.73	0.40	0.55	2.51	(1.10)	1.45
Total from investment operations	1.01	0.92	0.85	2.71	(0.75)	1.81
Distributions from:
Net investment income	(0.31)	(0.69)	(0.58)	(0.16)	(0.48)	(0.35)
Realized capital gains	—	(1.77)	(0.10)	(0.45)	(0.47)	—
Total distributions	(0.31)	(2.46)	(0.68)	(0.61)	(0.95)	(0.35)
Net asset value at end of period	$11.19	$10.49	$12.03	$11.86	$9.76	$11.46
Total return(C)	9.74	%(D)	9.49%	7.22%	29.15%	(7.47)%	18.54%
Ratios and supplemental data:
Net assets at end of period (000's)	$5,348	$1,375	$645	$486	$2,038	$881
Ratio to average net assets:
Net expenses	1.39	%(E)	1.39%	1.39%	1.39%	1.39%	1.39%
Gross expenses	2.26	%(E)	3.58%	3.73%	3.27%	3.55%	4.27%
Net investment income	3.83	%(E)	4.49%	2.42%	1.87%	2.30%	2.94%
Portfolio turnover rate	13	%(D)	53%	159%	94%	85%	107%

Touchstone Global Real Estate Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010(A)
Net asset value at beginning of period	$10.52	$12.06	$11.90	$9.80	$11.50	$10.00
Income (loss) from investment operations:
Net investment income	0.23	0.41	0.21	(B)	0.12	(B)	0.20	0.17
Net realized and unrealized gains (losses) on investments	0.75	0.43	0.54	2.52	(1.05)	1.58
Total from investment operations	0.98	0.84	0.75	2.64	(0.85)	1.75
Distributions from:
Net investment income	(0.28)	(0.61)	(0.49)	(0.09)	(0.38)	(0.25)
Realized capital gains	—	(1.77)	(0.10)	(0.45)	(0.47)	—
Total distributions	(0.28)	(2.38)	(0.59)	(0.54)	(0.85)	(0.25)
Net asset value at end of period	$11.22	$10.52	$12.06	$11.90	$9.80	$11.50
Total return(C)	9.35	%(D)	8.67%	6.35%	28.19%	(8.20)%	17.75%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,284	$524	$401	$223	$116	$123
Ratio to average net assets:
Net expenses	2.14	%(E)	2.14%	2.14%	2.14%	2.14%	2.14%
Gross expenses	3.54	%(E)	4.91%	5.54%	7.79%	11.08%	4.60%
Net investment income	3.08	%(E)	3.74%	1.67%	1.12%	1.58%	1.60%
Portfolio turnover rate	13	%(D)	53%	159%	94%	85%	107%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

80

Financial Highlights (Continued)

Touchstone Global Real Estate Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010(A)
Net asset value at beginning of period	$10.62	$12.14	$11.97	$9.84	$11.53	$10.00
Income (loss) from investment operations:
Net investment income	0.39	0.56	0.34	(B)	0.23	(B)	0.32	0.28
Net realized and unrealized gains (losses) on investments	0.65	0.40	0.54	2.54	(1.06)	1.58
Total from investment operations	1.04	0.96	0.88	2.77	(0.74)	1.86
Distributions from:
Net investment income	(0.32)	(0.71)	(0.61)	(0.19)	(0.48)	(0.33)
Realized capital gains	—	(1.77)	(0.10)	(0.45)	(0.47)	—
Total distributions	(0.32)	(2.48)	(0.71)	(0.64)	(0.95)	(0.33)
Net asset value at end of period	$11.34	$10.62	$12.14	$11.97	$9.84	$11.53
Total return	9.90	%(C)	9.80%	7.42%	29.53%	(7.27)%	18.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,527	$580	$276	$150	$118	$129
Ratio to average net assets:
Net expenses	1.14	%(D)	1.14%	1.14%	1.14%	1.14%	1.14%
Gross expenses	1.93	%(D)	4.59%	5.95%	7.29%	9.49%	3.62%
Net investment income	4.08	%(D)	4.74%	2.67%	2.12%	2.59%	2.61%
Portfolio turnover rate	13	%(C)	53%	159%	94%	85%	107%

Touchstone Global Real Estate Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010(A)
Net asset value at beginning of period	$10.74	$12.26	$12.07	$9.92	$11.61	$10.00
Income (loss) from investment operations:
Net investment income	0.24	0.53	0.36	(B)	0.26	(B)	0.33	0.29
Net realized and unrealized gains (losses) on investments	0.83	0.45	0.56	2.55	(1.07)	1.59
Total from investment operations	1.07	0.98	0.92	2.81	(0.74)	1.88
Distributions from:
Net investment income	(0.33)	(0.73)	(0.63)	(0.21)	(0.48)	(0.27)
Realized capital gains	—	(1.77)	(0.10)	(0.45)	(0.47)	—
Total distributions	(0.33)	(2.50)	(0.73)	(0.66)	(0.95)	(0.27)
Net asset value at end of period	$11.48	$10.74	$12.26	$12.07	$9.92	$11.61
Total return	10.03	%(C)	9.85%	7.67%	29.68%	(7.21)%	19.12%
Ratios and supplemental data:
Net assets at end of period (000's)	$11,429	$11,699	$15,716	$23,201	$2,994	$3,232
Ratio to average net assets:
Net expenses	0.99	%(D)	0.99%	0.99%	0.99%	0.99%	0.99%
Gross expenses	1.57	%(D)	1.70%	1.54%	2.09%	3.15%	3.34%
Net investment income	4.23	%(D)	4.89%	2.82%	2.27%	2.73%	2.75%
Portfolio turnover rate	13	%(C)	53%	159%	94%	85%	107%

(A) Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B) The net investment income per share is based on average shares outstanding for the period.
(C) Not annualized.
(D) Annualized.

See accompanying Notes to Financial Statements.

81

Financial Highlights (Continued)

Touchstone International Fixed Income Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010(A)
Net asset value at beginning of period	$10.28	$10.45	$10.68	$10.49	$11.38	$10.00
Income (loss) from investment operations:
Net investment income	0.10	(B)	0.16	0.10	0.14	(B)	0.14	0.12
Net realized and unrealized gains (losses) on investments	(0.90)	(0.11)	(0.27)	0.47	0.02	1.38
Total from investment operations	(0.80)	0.05	(0.17)	0.61	0.16	1.50
Distributions from:
Net investment income	(0.14)	(0.08)	(0.02)	(0.38)	(1.00)	(0.12)
Realized capital gains	(0.35)	(0.14)	(0.04)	(0.04)	(0.05)	—
Total distributions	(0.49)	(0.22)	(0.06)	(0.42)	(1.05)	(0.12)
Net asset value at end of period	$8.99	$10.28	$10.45	$10.68	$10.49	$11.38
Total return(C)	(8.14	)%(D)	0.48%	(1.66)%	6.24%	1.67%	15.15%
Ratios and supplemental data:
Net assets at end of period (000's)	$632	$912	$991	$1,934	$2,555	$1,319
Ratio to average net assets:
Net expenses	1.09	%(E)	1.09%	1.09%	1.09%	1.09%	1.09%
Gross expenses	3.06	%(E)	2.86%	2.47%	1.97%	2.18%	2.47%
Net investment income	2.06	%(E)	1.48%	0.96%	1.36%	2.06%	1.39%
Portfolio turnover rate	21	%(D)	82%	59%	56%	64%	160%

Touchstone International Fixed Income Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010(A)
Net asset value at beginning of period	$10.15	$10.38	$10.67	$10.48	$11.37	$10.00
Income (loss) from investment operations:
Net investment income	0.06	(B)	0.08	0.01	0.06	(B)	0.13	0.05
Net realized and unrealized gains (losses) on investments	(0.89)	(0.11)	(0.26)	0.47	(0.05)	1.37
Total from investment operations	(0.83)	(0.03)	(0.25)	0.53	0.08	1.42
Distributions from:
Net investment income	(0.07)	(0.06)	(—	)(F)	(0.30)	(0.92)	(0.05)
Realized capital gains	(0.35)	(0.14)	(0.04)	(0.04)	(0.05)	—
Total distributions	(0.42)	(0.20)	(0.04)	(0.34)	(0.97)	(0.05)
Net asset value at end of period	$8.90	$10.15	$10.38	$10.67	$10.48	$11.37
Total return(C)	(8.45	)%(D)	(0.29)%	(2.32)%	5.37%	0.94%	14.29%
Ratios and supplemental data:
Net assets at end of period (000's)	$143	$231	$234	$432	$581	$407
Ratio to average net assets:
Net expenses	1.84	%(E)	1.84%	1.84%	1.84%	1.84%	1.84%
Gross expenses	8.43	%(E)	7.16%	6.15%	4.73%	4.53%	3.16%
Net investment income	1.31	%(E)	0.73%	0.21%	0.61%	1.14%	0.59%
Portfolio turnover rate	21	%(D)	82%	59%	56%	64%	160%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

82

Financial Highlights (Continued)

Touchstone International Fixed Income Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010(A)
Net asset value at beginning of period	$10.31	$10.45	$10.66	$10.48	$11.37	$10.00
Income (loss) from investment operations:
Net investment income	0.11	(B)	0.16	0.14	0.17	(B)	0.20	(B)	0.16
Net realized and unrealized gains (losses) on investments	(0.91)	(0.08)	(0.28)	0.46	(0.01)	1.37
Total from investment operations	(0.80)	0.08	(0.14)	0.63	0.19	1.53
Distributions from:
Net investment income	(0.17)	(0.08)	(0.03)	(0.41)	(1.03)	(0.16)
Realized capital gains	(0.35)	(0.14)	(0.04)	(0.04)	(0.05)	—
Total distributions	(0.52)	(0.22)	(0.07)	(0.45)	(1.08)	(0.16)
Net asset value at end of period	$8.99	$10.31	$10.45	$10.66	$10.48	$11.37
Total return	(7.96	)%(C)	0.74%	(1.41)%	6.42%	1.97%	15.41%
Ratios and supplemental data:
Net assets at end of period (000's)	$216	$318	$376	$517	$721	$193
Ratio to average net assets:
Net expenses	0.84	%(D)	0.84%	0.84%	0.84%	0.84%	0.84%
Gross expenses	5.03	%(D)	4.40%	3.61%	2.91%	2.91%	2.50%
Net investment income	2.31	%(D)	1.73%	1.21%	1.61%	1.92%	1.52%
Portfolio turnover rate	21	%(C)	82%	59%	56%	64%	160%

Touchstone International Fixed Income Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010(A)
Net asset value at beginning of period	$10.33	$10.47	$10.67	$10.48	$11.37	$10.00
Income (loss) from investment operations:
Net investment income	0.12	(B)	0.21	0.14	0.18	(B)	0.23	0.17
Net realized and unrealized gains (losses) on investments	(0.91)	(0.12)	(0.27)	0.47	(0.02)	1.37
Total from investment operations	(0.79)	0.09	(0.13)	0.65	0.21	1.54
Distributions from:
Net investment income	(0.18)	(0.09)	(0.03)	(0.42)	(1.05)	(0.17)
Realized capital gains	(0.35)	(0.14)	(0.04)	(0.04)	(0.05)	—
Total distributions	(0.53)	(0.23)	(0.07)	(0.46)	(1.10)	(0.17)
Net asset value at end of period	$9.01	$10.33	$10.47	$10.67	$10.48	$11.37
Total return	(7.88	)%(C)	0.88%	(1.28)%	6.69%	2.11%	15.59%
Ratios and supplemental data:
Net assets at end of period (000's)	$24,059	$35,046	$29,157	$29,297	$7,931	$7,746
Ratio to average net assets:
Net expenses	0.69	%(D)	0.69%	0.69%	0.69%	0.69%	0.69%
Gross expenses	0.99	%(D)	0.97%	1.02%	1.03%	1.41%	1.64%
Net investment income	2.46	%(D)	1.88%	1.36%	1.76%	2.25%	1.67%
Portfolio turnover rate	21	%(C)	82%	59%	56%	64%	160%

(A) Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B) The net investment income per share is based on average shares outstanding for the period.
(C) Not annualized.
(D) Annualized.

See accompanying Notes to Financial Statements.

83

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	September
2015	Year Ended September 30,	30,
(Unaudited)	2014	2013	2012	2011(A)
Net asset value at beginning of period	$10.49	$11.05	$10.65	$10.02	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.13	)(B)	0.07	(B)	(0.09	)(B)	—	(C)
Net realized and unrealized gains (losses) on investments	0.22	(0.05)	0.44	0.73	0.02
Total from investment operations	0.19	(0.18)	0.51	0.64	0.02
Distributions from:
Net investment income	—	(0.05)	—	(—	)(C)	—
Realized capital gains	(0.05)	(0.33)	(0.11)	(0.01)	—
Total distributions	(0.05)	(0.38)	(0.11)	(0.01)	—
Net asset value at end of period	$10.63	$10.49	$11.05	$10.65	$10.02
Total return(D)	1.78	%(E)	(1.75)%	4.84%	6.35%	0.30	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$40,543	$96,916	$275,858	$150,148	$260
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(F)	2.73	%(G)	2.52%	2.27%	1.96%	3.33	%(G)
Gross expenses (including dividend expense on securities sold short)(H)	2.73	%(G)	2.52%	2.27%	1.97%	28.67	%(G)
Net investment income (loss)	(0.81	)%(G)	(1.25)%	0.65%	(0.90)%	(1.97	)%(G)
Portfolio turnover rate	108	%(E)	271%	288%	307%	311	%(E)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.63%, 1.57%, 1.64%, 1.65% and 1.69% for the six months ended March 31, 2015, years ended September 30, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.63%, 1.57%, 1.64%, 1.66% and 27.03% for the six months ended March 31, 2015, years ended September 30, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.

See accompanying Notes to Financial Statements.

84

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months								Period
	Ended								Ended
	March 31,		Year Ended						September
	2015		September 30,						30,
	(Unaudited)		2014		2013		2012		2011(A)
Net asset value at beginning of period	$10.26		$10.85		$10.54		$10.01		$10.00
Income (loss) from investment operations:
Net investment loss	(0.07)		(0.22	)(B)	(0.01	)(B)	(0.17	)(B)	(0.01)
Net realized and unrealized gains (losses) on investments	0.22		(0.04)		0.43		0.71		0.02
Total from investment operations	0.15		(0.26)		0.42		0.54		0.01
Distributions from:
Net investment income	—		—		—		(—	)(C)	—
Realized capital gains	(0.05)		(0.33)		(0.11)		(0.01)		—
Total distributions	(0.05)		(0.33)		(0.11)		(0.01)		—
Net asset value at end of period	$10.36		$10.26		$10.85		$10.54		$10.01
Total return(D)	1.43	%(E)	(2.51)%		3.93%		5.56%		0.10	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$25,549		$35,737		$50,001		$25,739		$254
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(F)	3.51	%(G)	3.32%		3.05%		2.74%		4.23	%(G)
Gross expenses (including dividend expense on securities sold short)(H)	3.51	%(G)	3.32%		3.05%		2.75%		29.58	%(G)
Net investment loss	(1.59	)%(G)	(2.05)%		(0.13)%		(1.68)%		(2.74	)%(G)
Portfolio turnover rate	108	%(E)	271%		288%		307%		311	%(E)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 2.41%, 2.37%, 2.42%, 2.43% and 2.43% for the six months ended March 31, 2015, years ended September 30, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 2.41%, 2.37%, 2.42%, 2.44% and 27.78% for the six months ended March 31, 2015, years ended September 30, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.

See accompanying Notes to Financial Statements.

85

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	Year Ended	September
2015	September 30,	30,
(Unaudited)	2014	2013	2012	2011(A)
Net asset value at beginning of period	$10.55	$11.10	$10.68	$10.02	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.10	)(B)	0.10	(B)	(0.07	)(B)	(0.01)
Net realized and unrealized gains (losses) on investments	0.23	(0.05)	0.43	0.74	0.03
Total from investment operations	0.21	(0.15)	0.53	0.67	0.02
Distributions from:
Net investment income	—	(0.07)	—	(—	)(C)	—
Realized capital gains	(0.05)	(0.33)	(0.11)	(0.01)	—
Total distributions	(0.05)	(0.40)	(0.11)	(0.01)	—
Net asset value at end of period	$10.71	$10.55	$11.10	$10.68	$10.02
Total return	1.96	%(D)	(1.41)%	5.01%	6.75%	0.20	%(D)
Net assets at end of period (000's)	$121,386	$178,305	$192,095	$90,741	$1,160
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	2.42	%(F)	2.24%	2.02%	1.68%	2.74	%(F)
Gross expenses (including dividend expense on securities sold short)(G)	2.42	%(F)	2.24%	2.01%	1.70%	8.22	%(F)
Net investment income (loss)	(0.50	)%(F)	(0.97)%	0.90%	(0.62)%	(1.65	)%(F)
Portfolio turnover rate	108	%(D)	271%	288%	307%	311	%(D)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.32%, 1.29%, 1.39%, 1.37% and 1.43% for the six months ended March 31, 2015, years ended September 30, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.32%, 1.29%, 1.38%, 1.39% and 6.91% for the six months ended March 31, 2015, years ended September 30, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.

See accompanying Notes to Financial Statements.

86

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	Year Ended	September
2015	September 30,	30,
(Unaudited)	2014	2013	2012	2011(A)
Net asset value at beginning of period	$10.57	$11.13	$10.69	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.10	)(B)	0.11	(B)	(0.06	)(B)	(0.02)
Net realized and unrealized gains (losses) on investments	0.23	(0.05)	0.44	0.73	0.05
Total from investment operations	0.21	(0.15)	0.55	0.67	0.03
Distributions from:
Net investment income	—	(0.08)	—	(—	)(C)	—
Realized capital gains	(0.05)	(0.33)	(0.11)	(0.01)	—
Total distributions	(0.05)	(0.41)	(0.11)	(0.01)	—
Net asset value at end of period	$10.73	$10.57	$11.13	$10.69	$10.03
Total return	1.95	%(D)	(1.44)%	5.20%	6.75%	0.30	%(D)
Net assets at end of period (000's)	$111,654	$119,727	$170,930	$79,164	$5,016
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	2.37	%(F)	2.21%	1.91%	1.59%	1.86	%(F)
Gross expenses (including dividend expense on securities sold short)(G)	2.37	%(F)	2.20%	1.92%	1.62%	4.83	%(F)
Net investment income (loss)	(0.45	)%(F)	(0.94)%	1.01%	(0.53)%	(1.13	)%(F)
Portfolio turnover rate	108	%(D)	271%	288%	307%	311	%(D)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short is 1.27%, 1.26%, 1.28%, 1.28% and 1.28% for the six months ended March 31, 2015, years ended September 30, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short is 1.27%, 1.25%, 1.29%, 1.31% and 4.25% for six months ended March 31, 2015, the years ended September 30, 2014, 2013, 2012 and for the period ended September 30, 2011, respectively.

See accompanying Notes to Financial Statements.

87

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010
Net asset value at beginning of period	$23.68	$20.87	$16.55	$13.16	$12.67	$11.20
Income (loss) from investment operations:
Net investment income (loss)	0.01	—	(A)	0.12	(B)	0.10	(B)	(0.02)	0.29
Net realized and unrealized gains on investments	2.26	2.83	4.51	3.31	0.51	1.24
Total from investment operations	2.27	2.83	4.63	3.41	0.49	1.53
Distributions from:
Net investment income	—	(0.02)	(0.31)	(0.02)	—	(0.06)
Net asset value at end of period	$25.95	$23.68	$20.87	$16.55	$13.16	$12.67
Total return(C)	9.59	%(D)	13.57%	28.43%	25.95%	3.87%	13.72%
Ratios and supplemental data:
Net assets at end of period (000's)	$52,112	$35,513	$43,611	$905	$698	$685
Ratio to average net assets:
Net expenses	1.24	%(E)	1.23%	1.21%	1.21%	1.21%	1.21%
Gross expenses	1.38	%(E)	1.40%	1.50%	3.50%	3.05%	2.84%
Net investment income (loss)	0.13	%(E)	0.01%	0.61%	0.66%	(0.02)%	0.34%
Portfolio turnover rate	8	%(D)	26%	20%	152%	97%	132%

Touchstone Mid Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014	2013		2012		2011	2010
Net asset value at beginning of period	$22.97		$20.37	$16.21		$12.96		$12.58	$11.19
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.15)	(0.03	)(B)	(0.01	)(B)	(0.07)	(0.04)
Net realized and unrealized gains on investments	2.13		2.75	4.42		3.26		0.45	1.43
Total from investment operations	2.10		2.60	4.39		3.25		0.38	1.39
Distributions from:
Net investment income	—		—	(0.23)		—		—	—
Net asset value at end of period	$25.07		$22.97	$20.37		$16.21		$12.96	$12.58
Total return(C)	9.14	%(D)	12.76%	27.43%		25.08%		3.02%	12.42%
Ratios and supplemental data:
Net assets at end of period (000's)	$57,304		$41,433	$25,018		$962		$476	$249
Ratio to average net assets:
Net expenses	1.99	%(E)	1.98%	1.96%		1.96%		1.96%	1.94%
Gross expenses	2.12	%(E)	2.16%	2.37%		4.62%		4.95%	4.57%
Net investment loss	(0.62	)%(E)	(0.75)%	(0.14)%		(0.09)%		(0.80)%	(0.40)%
Portfolio turnover rate	8	%(D)	26%	20%		152%		97%	132%

(A)	Less than $0.005 per share.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Total return shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

88

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010
Net asset value at beginning of period	$23.83	$20.98	$16.60	$13.17	$12.68	$11.25
Income from investment operations:
Net investment income	0.05	0.06	0.17	(A)	0.15	(A)	0.05	0.08
Net realized and unrealized gains on investments	2.27	2.84	4.53	3.31	0.47	1.44
Total from investment operations	2.32	2.90	4.70	3.46	0.52	1.52
Distributions from:
Net investment income	(0.05)	(0.05)	(0.32)	(0.03)	(0.03)	(0.09)
Net asset value at end of period	$26.10	$23.83	$20.98	$16.60	$13.17	$12.68
Total return	9.75	%(B)	13.83%	28.78%	26.29%	4.10%	13.58%
Ratios and supplemental data:
Net assets at end of period (000's)	$339,546	$266,446	$181,276	$47,419	$77,785	$123,493
Ratio to average net assets:
Net expenses	0.99	%(C)	0.98%	0.95%	0.92%	0.96%	0.94%
Gross expenses	1.05	%(C)	1.06%	1.09%	1.08%	1.06%	1.07%
Net investment income	0.38	%(C)	0.26%	0.87%	0.95%	0.26%	0.71%
Portfolio turnover rate	8	%(B)	26%	20%	152%	97%	132%

Touchstone Mid Cap Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010
Net asset value at beginning of period	$23.54	$20.73	$16.45	$13.08	$12.59	$11.18
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.01	0.12	(A)	0.10	(A)	(—	)(D)	0.02
Net realized and unrealized gains on investments	2.24	2.81	4.48	3.28	0.49	1.45
Total from investment operations	2.25	2.82	4.60	3.38	0.49	1.47
Distributions from:
Net investment income	—	(0.01)	(0.32)	(0.01)	—	(0.06)
Net asset value at end of period	$25.79	$23.54	$20.73	$16.45	$13.08	$12.59
Total return	9.56	%(B)	13.58%	28.45%	25.89%	3.89%	13.20%
Ratios and supplemental data:
Net assets at end of period (000's)	$24,151	$11,593	$12,858	$267	$934	$652
Ratio to average net assets:
Net expenses	1.24	%(C)	1.23%	1.21%	1.21%	1.21%	1.19%
Gross expenses	1.46	%(C)	1.55%	1.55%	3.67%	3.68%	2.14%
Net investment income (loss)	0.13	%(C)	0.01%	0.61%	0.66%	(0.09)%	0.45%
Portfolio turnover rate	8	%(B)	26%	20%	152%	97%	132%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Not annualized.

(C) Annualized.

(D)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

89

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout The Period

Six Months	Period
Ended	Ended
March 31,	Year Ended	September
2015	September 30,	30,
(Unaudited)	2014	2013	2012(A)
Net asset value at beginning of period	$23.85	$20.99	$16.61	$15.36
Income from investment operations:
Net investment income	0.06	0.08	0.19	(B)	0.10	(B)
Net realized and unrealized gains on investments	2.27	2.84	4.52	1.15
Total from investment operations	2.33	2.92	4.71	1.25
Distributions from:
Net investment income	(0.07)	(0.06)	(0.33)	—
Net asset value at end of period	$26.11	$23.85	$20.99	$16.61
Total return	9.77	%(C)	13.91%	28.85%	8.14	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$97,093	$90,998	$74,170	$12,231
Ratio to average net assets:
Net expenses	0.92	%(D)	0.91%	0.89%	0.89	%(D)
Gross expenses	1.01	%(D)	1.01%	1.07%	1.38	%(D)
Net investment income	0.45	%(D)	0.33%	0.93%	0.98	%(D)
Portfolio turnover rate	8	%(C)	26%	20%	152%

(A)	Represents the period from commencement of operations (January 27, 2012) through September 30, 2012.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

90

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March, 31
	2015		Year Ended September 30,
	(Unaudited)		2014		2013	2012	2011	2010(A)
Net asset value at beginning of period	$16.60		$16.09		$12.98	$10.86	$11.76	$10.00
Income (loss) from investment operations:
Net investment income	0.07		0.05		0.10	0.09	0.09	0.12
Net realized and unrealized gains (losses) on investments	1.21		1.85		3.26	2.78	(0.72)	1.74
Total from investment operations	1.28		1.90		3.36	2.87	(0.63)	1.86
Distributions from:
Net investment income	(0.05)		(0.05)		(0.10)	(0.09)	(0.11)	(0.10)
Realized capital gains	(0.64)		(1.34)		(0.15)	(0.66)	(0.16)	—
Total distributions	(0.69)		(1.39)		(0.25)	(0.75)	(0.27)	(0.10)
Net asset value at end of period	$17.19		$16.60		$16.09	$12.98	$10.86	$11.76
Total return(B)	7.95	%(C)	12.49%		26.26%	27.55%	(5.72)%	18.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$8,580		$14,029		$5,307	$3,409	$2,364	$345
Ratio to average net assets:
Net expenses	1.29	%(D)	1.29%		1.29%	1.29%	1.29%	1.29%
Gross expenses	1.67	%(D)	1.58%		1.75%	1.97%	2.07%	3.07%
Net investment income	0.60	%(D)	0.41%		0.73%	0.77%	0.86%	1.07%
Portfolio turnover rate	21	%(C)	85	%(E)	68%	42%	59%	45%

Touchstone Mid Cap Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March, 31
2015	Year Ended September 30,
(Unaudited)	2014	2013	2012	2011	2010(A)
Net asset value at beginning of period	$16.42	$16.00	$12.92	$10.82	$11.74	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.04)	(—	)(F)	—	(F)	0.03	0.03
Net realized and unrealized gains (losses) on investments	1.21	1.80	3.24	2.77	(0.75)	1.75
Total from investment operations	1.20	1.76	3.24	2.77	(0.72)	1.78
Distributions from:
Net investment income (loss)	—	—	(0.01)	(0.01)	(0.04)	(0.04)
Realized capital gains	(0.64)	(1.34)	(0.15)	(0.66)	(0.16)	—
Total distributions	(0.64)	(1.34)	(0.16)	(0.67)	(0.20)	(0.04)
Net asset value at end of period	$16.98	$16.42	$16.00	$12.92	$10.82	$11.74
Total return(B)	7.53	%(C)	11.62%	25.32%	26.64%	(6.45)%	17.88%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,150	$2,002	$719	$292	$204	$132
Ratio to average net assets:
Net expenses	2.04	%(D)	2.04%	2.04%	2.04%	2.04%	2.04%
Gross expenses	2.85	%(D)	3.05%	4.17%	7.90%	7.74%	3.86%
Net investment income (loss)	(0.15	)%(D)	(0.34)%	(0.02)%	0.02%	0.10%	0.27%
Portfolio turnover rate	21	%(C)	85	%(E)	68%	42%	59%	45%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Mid Cap Value Opportunities Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

91

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March, 31
	2015		Year Ended September 30,
	(Unaudited)		2014		2013	2012	2011	2010(A)
Net asset value at beginning of period	$16.67		$16.15		$13.03	$10.89	$11.79	$10.00
Income (loss) from investment operations:
Net investment income	0.08		0.07		0.15	0.11	0.12	0.14
Net realized and unrealized gains (losses) on investments	1.23		1.88		3.26	2.81	(0.72)	1.76
Total from investment operations	1.31		1.95		3.41	2.92	(0.60)	1.90
Distributions from:
Net investment income	(0.08)		(0.09)		(0.14)	(0.12)	(0.14)	(0.11)
Realized capital gains	(0.64)		(1.34)		(0.15)	(0.66)	(0.16)	—
Total distributions	(0.72)		(1.43)		(0.29)	(0.78)	(0.30)	(0.11)
Net asset value at end of period	$17.26		$16.67		$16.15	$13.03	$10.89	$11.79
Total return	8.09	%(B)	12.77%		26.53%	27.97%	(5.51)%	19.07%
Ratios and supplemental data:
Net assets at end of period (000's)	$203,651		$213,404		$15,782	$13,785	$4,685	$589
Ratio to average net assets:
Net expenses	1.00	%(C)	1.04%		1.04%	1.04%	1.04%	1.04%
Gross expenses	1.09	%(C)	1.14%		1.37%	1.46%	1.58%	3.19%
Net investment income	0.89	%(C)	0.66%		0.98%	1.02%	1.20%	1.40%
Portfolio turnover rate	21	%(B)	85	%(D)	68%	42%	59%	45%

Touchstone Mid Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March, 31
	2015		Year Ended September 30,
	(Unaudited)		2014		2013	2012	2011	2010(A)
Net asset value at beginning of period	$16.73		$16.20		$13.07	$10.92	$11.83	$10.00
Income (loss) from investment operations:
Net investment income	0.09		0.13		0.16	0.13	0.16	0.10
Net realized and unrealized gains (losses) on investments	1.24		1.85		3.28	2.82	(0.75)	1.82
Total from investment operations	1.33		1.98		3.44	2.95	(0.59)	1.92
Distributions from:
Net investment income	(0.09)		(0.11)		(0.16)	(0.14)	(0.16)	(0.09)
Realized capital gains	(0.64)		(1.34)		(0.15)	(0.66)	(0.16)	—
Total distributions	(0.73)		(1.45)		(0.31)	(0.80)	(0.32)	(0.09)
Net asset value at end of period	$17.33		$16.73		$16.20	$13.07	$10.92	$11.83
Total return	8.19	%(B)	12.90%		26.71%	28.17%	(5.41)%	19.25%
Ratios and supplemental data:
Net assets at end of period (000's)	$134,769		$134,259		$144,965	$75,240	$39,808	$39,509
Ratio to average net assets:
Net expenses	0.89	%(C)	0.89%		0.89%	0.89%	0.89%	0.89%
Gross expenses	1.03	%(C)	1.04%		1.09%	1.12%	1.15%	1.93%
Net investment income	1.00	%(C)	0.81%		1.13%	1.17%	1.21%	1.66%
Portfolio turnover rate	21	%(B)	85	%(D)	68%	42%	59%	45%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Touchstone Mid Cap Value Opportunities Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

92

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March, 31
	2015		Year Ended September 30,
	(Unaudited)		2014		2013	2012	2011	2010
Net asset value at beginning of period	$9.98		$8.92		$8.11	$6.76	$6.48	$5.93
Income from investment operations:
Net investment income	0.13		0.40	(A)	0.24	0.24	0.21	0.21
Net realized and unrealized gains on investments	—	(B)	1.07		0.80	1.36	0.28	0.54
Total from investment operations	0.13		1.47		1.04	1.60	0.49	0.75
Distributions from:
Net investment income	(0.14)		(0.41)		(0.23)	(0.24)	(0.21)	(0.20)
Realized capital gains	(0.45)		—		—	—	—	—
Return of capital	—		—		—	(0.01)	—	—
Total distributions	(0.59)		(0.41)		(0.23)	(0.25)	(0.21)	(0.20)
Net asset value at end of period	$9.52		$9.98		$8.92	$8.11	$6.76	$6.48
Total return(C)	1.45	%(D)	16.79%		12.97%	23.98%	7.43%	12.82%
Ratios and supplemental data:
Net assets at end of period (000's)	$48,878		$45,124		$86,171	$68,780	$28,739	$22,441
Ratio to average net assets:
Net expenses	1.20	%(E)	1.20%		1.20%	1.20%	1.20%	1.20%
Gross expenses	1.26	%(E)	1.29%		1.29%	1.30%	1.35%	1.40%
Net investment income	2.77	%(E)	4.24	%(A)	2.74%	3.26%	3.02%	3.30%
Portfolio turnover rate	15	%(D)	26%		56%	16%	54%	29%

Touchstone Premium Yield Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March, 31
	2015		Year Ended September 30,
	(Unaudited)		2014		2013	2012	2011	2010
Net asset value at beginning of period	$9.97		$8.90		$8.10	$6.76	$6.49	$5.93
Income from investment operations:
Net investment income	0.10		0.33	(A)	0.16	0.18	0.16	0.16
Net realized and unrealized gains on investments	—	(B)	1.07		0.80	1.35	0.27	0.55
Total from investment operations	0.10		1.40		0.96	1.53	0.43	0.71
Distributions from:
Net investment income	(0.11)		(0.33)		(0.16)	(0.18)	(0.16)	(0.15)
Realized capital gains	(0.45)		—		—	—	—	—
Return of capital	—		—		—	(0.01)	—	—
Total distributions	(0.56)		(0.33)		(0.16)	(0.19)	(0.16)	(0.15)
Net asset value at end of period	$9.51		$9.97		$8.90	$8.10	$6.76	$6.49
Total return(C)	1.09	%(D)	15.99%		12.03%	22.93%	6.60%	12.11%
Ratios and supplemental data:
Net assets at end of period (000's)	$36,800		$31,190		$24,009	$15,680	$7,499	$6,870
Ratio to average net assets:
Net expenses	1.95	%(E)	1.95%		1.95%	1.95%	1.95%	1.95%
Gross expenses	1.99	%(E)	2.02%		2.08%	2.14%	2.28%	2.23%
Net investment income	2.02	%(E)	3.49	%(A)	1.99%	2.51%	2.27%	2.60%
Portfolio turnover rate	15	%(D)	26%		56%	16%	54%	29%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A and Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.16 and 1.70%, respectively.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

93

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March, 31
	2015		Year Ended September 30,
	(Unaudited)		2014		2013	2012	2011	2010
Net asset value at beginning of period	$9.97		$8.90		$8.10	$6.75	$6.47	$5.92
Income from investment operations:
Net investment income	0.15		0.43	(A)	0.25	0.27	0.20	0.22
Net realized and unrealized gains on investments	(0.01)		1.07		0.80	1.35	0.30	0.54
Total from investment operations	0.14		1.50		1.05	1.62	0.50	0.76
Distributions from:
Net investment income	(0.16)		(0.43)		(0.25)	(0.26)	(0.22)	(0.21)
Realized capital gains	(0.45)		—		—	—	—	—
Return of capital	—		—		—	(0.01)	—	—
Total distributions	(0.61)		(0.43)		(0.25)	(0.27)	(0.22)	(0.21)
Net asset value at end of period	$9.50		$9.97		$8.90	$8.10	$6.75	$6.47
Total return	1.58	%(B)	17.13%		13.14%	24.31%	7.67%	13.14%
Ratios and supplemental data:
Net assets at end of period (000's)	$127,497		$109,201		$66,644	$33,185	$3,980	$11,540
Ratio to average net assets:
Net expenses	0.95	%(C)	0.95%		0.95%	0.95%	0.95%	0.95%
Gross expenses	0.95	%(C)	0.96%		1.04%	1.18%	1.25%	1.53%
Net investment income	3.02	%(C)	4.49	%(A)	2.99%	3.51%	3.16%	3.77%
Portfolio turnover rate	15	%(B)	26%		56%	16%	54%	29%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y net investment income per share and ratio of net investment income to average net assets would have been lower by $0.16 and 1.70%, respectively.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

94

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Period
	Ended						Ended
	March 31,		Year Ended				September
	2015		September 30,				30,
	(Unaudited)		2014	2013	2012		2011(A)
Net asset value at beginning of period	$18.15		$16.08	$12.65	$9.39		$9.39
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.29)	(0.05)	(0.09	)(B)	(0.03)
Net realized and unrealized gains on investments	0.78		2.49	3.48	3.35		0.03
Total from investment operations	0.73		2.20	3.43	3.26		—
Distributions from:
Realized capital gains	(0.88)		(0.13)	—	—		—
Net asset value at end of period	$18.00		$18.15	$16.08	$12.65		$9.39
Total return(C)	4.03	%(D)	13.73%	27.11%	34.72%		0.00	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$297,680		$289,506	$416,396	$186,384		$21,211
Ratio to average net assets:
Net expenses	1.09	%(E)	1.31%	1.28%	1.37%		1.45	%(E)
Gross expenses	1.10	%(E)	1.33%	1.37%	1.47%		1.64	%(E)
Net investment loss	(0.63	)%(E)	(0.91)%	(0.62)%	(0.74)%		(0.94	)%(E)
Portfolio turnover rate	14	%(D)	30%	37%	19%		19	%(D)

Touchstone Sands Capital Select Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Period
	Ended						Ended
	March 31,		Year Ended				September
	2015		September 30,				30,
	(Unaudited)		2014	2013	2012		2011(A)
Net asset value at beginning of period	$17.62		$15.74	$12.47	$9.33		$9.39
Income (loss) from investment operations:
Net investment loss	(0.12)		(0.32)	(0.13)	(0.17	)(B)	(0.06)
Net realized and unrealized gains on investments	0.76		2.33	3.40	3.31		—	(F)
Total from investment operations	0.64		2.01	3.27	3.14		(0.06)
Distributions from:
Realized capital gains	(0.88)		(0.13)	—	—		—
Net asset value at end of period	$17.38		$17.62	$15.74	$12.47		$9.33
Total return(C)	3.69	%(D)	12.89%	26.14%	33.66%		(0.64	)%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$199,575		$203,865	$198,584	$88,931		$8,660
Ratio to average net assets:
Net expenses	1.84	%(E)	2.06%	2.03%	2.12%		2.20	%(E)
Gross expenses	1.84	%(E)	2.09%	2.14%	2.22%		2.56	%(E)
Net investment loss	(1.38	)%(E)	(1.65)%	(1.37)%	(1.49)%		(1.69	)%(E)
Portfolio turnover rate	14	%(D)	30%	37%	19%		19	%(D)

(A)	Represents the period from commencement of operations (November 15, 2010) through September 30, 2011.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

95

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014	2013	2012		2011	2010
Net asset value at beginning of period	$18.61		$16.44	$12.90	$9.56		$8.83	$7.34
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.10)	(0.02)	(0.06	)(A)	(0.14)	(0.07)
Net realized and unrealized gains on investments	0.80		2.40	3.56	3.40		0.87	1.56
Total from investment operations	0.77		2.30	3.54	3.34		0.73	1.49
Distributions from:
Realized capital gains	(0.88)		(0.13)	—	—		—	—
Net asset value at end of period	$18.50		$18.61	$16.44	$12.90		$9.56	$8.83
Total return	4.21	%(B)	14.04%	27.44%	34.94%		8.14%	20.44%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,881,066		$3,473,661	$2,684,731	$1,215,124		$392,464	$120,333
Ratio to average net assets:
Net expenses	0.81	%(C)	1.06%	1.03%	1.11%		1.20%	1.22%
Gross expenses	0.81	%(C)	1.03%	1.06%	1.18%		1.23%	1.28%
Net investment loss	(0.35	)%(C)	(0.66)%	(0.37)%	(0.49)%		(0.68)%	(0.52)%
Portfolio turnover rate	14	%(B)	30%	37%	19%		19%	27%

Touchstone Sands Capital Select Growth Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014	2013	2012		2011	2010
Net asset value at beginning of period	$18.15		$16.08	$12.65	$9.39		$8.70	$7.24
Income (loss) from investment operations:
Net investment loss	(0.09)		(0.17)	(0.10)	(0.08	)(A)	(0.07)	(0.04)
Net realized and unrealized gains on investments	0.82		2.37	3.53	3.34		0.76	1.50
Total from investment operations	0.73		2.20	3.43	3.26		0.69	1.46
Distributions from:
Realized capital gains	(0.88)		(0.13)	—	—		—	—
Net asset value at end of period	$18.00		$18.15	$16.08	$12.65		$9.39	$8.70
Total return	4.09	%(B)	13.73%	27.11%	34.72%		7.93%	20.17%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,689,573		$2,302,038	$2,140,884	$1,836,957		$911,849	$540,329
Ratio to average net assets:
Net expenses	1.07	%(C)	1.31%	1.28%	1.32%		1.42%	1.47%
Gross expenses	1.13	%(C)	1.35%	1.37%	1.39%		1.52%	1.53%
Net investment loss	(0.61	)%(C)	(0.90)%	(0.62)%	(0.70)%		(0.93)%	(0.79)%
Portfolio turnover rate	14	%(B)	30%	37%	19%		19%	27%

(A)	The net investment loss per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

96

Financial Highlights (Continued)

Touchstone Small Cap Core Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014		2013	2012		2011		2010(A)
Net asset value at beginning of period	$20.55		$19.44		$16.02	$11.94		$11.62		$10.00
Income (loss) from investment operations:
Net investment income (loss)	—	(B)	(0.09	)(C)	0.44	0.05		(0.02)		0.02
Net realized and unrealized gains on investments	1.96		1.80		3.28	4.20		0.35		1.60
Total from investment operations	1.96		1.71		3.72	4.25		0.33		1.62
Distributions from:
Net investment income	(—	)(B)	(0.31)		(0.18)	(—	)(B)	(0.01)		—
Realized capital gains	(1.59)		(0.29)		(0.12)	(0.17)		(—	)(B)	—
Total distributions	(1.59)		(0.60)		(0.30)	(0.17)		(0.01)		—
Net asset value at end of period	$20.92		$20.55		$19.44	$16.02		$11.94		$11.62
Total return(D)	10.49	%(E)	8.80%		23.60%	35.86%		2.82%		16.20%
Ratios and supplemental data:
Net assets at end of period (000's)	$81,446		$60,246		$122,394	$84,539		$43,074		$50,110
Ratio to average net assets:
Net expenses	1.38	%(F)	1.36%		1.34%	1.34%		1.34%		1.34%
Gross expenses	1.43	%(F)	1.43%		1.53%	1.58%		1.79%		1.55%
Net investment income (loss)	0.00	%(B)(F)	(0.45)%		2.47%	0.37%		(0.10)%		0.32%
Portfolio turnover rate	25	%(E)	17%		15%	11%		37%		29%

Touchstone Small Cap Core Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014		2013	2012		2011		2010(A)
Net asset value at beginning of period	$20.07		$19.01		$15.69	$11.79		$11.55		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.24	)(C)	0.30	(0.01)		(0.08)		(0.02)
Net realized and unrealized gains on investments	1.91		1.75		3.22	4.08		0.32		1.57
Total from investment operations	1.84		1.51		3.52	4.07		0.24		1.55
Distributions from:
Net investment income	—		(0.16)		(0.08)	(—	)(B)	(—	)(B)	—
Realized capital gains	(1.59)		(0.29)		(0.12)	(0.17)		(—	)(B)	—
Total distributions	(1.59)		(0.45)		(0.20)	(0.17)		(—	)(B)	—
Net asset value at end of period	$20.32		$20.07		$19.01	$15.69		$11.79		$11.55
Total return(D)	10.11	%(E)	7.96%		22.69%	34.78%		2.08%		15.50%
Ratios and supplemental data:
Net assets at end of period (000's)	$26,973		$27,104		$28,685	$24,278		$11,739		$5,245
Ratio to average net assets:
Net expenses	2.13	%(F)	2.12%		2.09%	2.09%		2.09%		2.09%
Gross expenses	2.18	%(F)	2.17%		2.24%	2.30%		2.51%		2.57%
Net investment income (loss)	(0.75	)%(F)	(1.20)%		1.72%	(0.38)%		(0.80)%		(0.43)%
Portfolio turnover rate	25	%(E)	17%		15%	11%		37%		29%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	Less than $0.005 per share or 0.005%.
(C)	The net investment loss per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.

See accompanying Notes to Financial Statements.

97

Financial Highlights (Continued)

Touchstone Small Cap Core Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014		2013	2012	2011		2010(A)
Net asset value at beginning of period	$20.72		$19.59		$16.13	$12.00	$11.67		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.03	)(B)	0.46	0.07	0.02		0.03
Net realized and unrealized gains on investments	1.98		1.81		3.34	4.24	0.34		1.64
Total from investment operations	2.01		1.78		3.80	4.31	0.36		1.67
Distributions from:
Net investment income (loss)	(0.01)		(0.36)		(0.22)	(0.01)	(0.03)		—
Realized capital gains	(1.59)		(0.29)		(0.12)	(0.17)	(—	)(C)	—
Total distributions	(1.60)		(0.65)		(0.34)	(0.18)	(0.03)		—
Net asset value at end of period	$21.13		$20.72		$19.59	$16.13	$12.00		$11.67
Total return	10.65	%(D)	9.12%		24.01%	36.23%	3.05%		16.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$326,608		$309,367		$258,024	$168,987	$58,164		$33,536
Ratio to average net assets:
Net expenses	1.09	%(E)	1.06%		1.03%	1.04%	1.09%		1.09%
Gross expenses	1.09	%(E)	1.08%		1.14%	1.17%	1.21%		1.31%
Net investment income (loss)	0.29	%(E)	(0.15)%		2.78%	0.66%	0.21%		0.61%
Portfolio turnover rate	25	%(D)	17%		15%	11%	37%		29%

Touchstone Small Cap Core Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014		2013	2012	2011		2010(A)
Net asset value at beginning of period	$20.69		$19.57		$16.11	$11.99	$11.65		$10.00
Income from investment operations:
Net investment income (loss)	0.03		(0.02	)(B)	0.49	0.06	0.03		0.06
Net realized and unrealized gains on investments	1.98		1.81		3.32	4.26	0.35		1.61
Total from investment operations	2.01		1.79		3.81	4.32	0.38		1.67
Distributions from:
Net investment income (loss)	(0.01)		(0.38)		(0.23)	(0.03)	(0.04)		(0.02)
Realized capital gains	(1.59)		(0.29)		(0.12)	(0.17)	(—	)(C)	—
Total distributions	(1.60)		(0.67)		(0.35)	(0.20)	(0.04)		(0.02)
Net asset value at end of period	$21.10		$20.69		$19.57	$16.11	$11.99		$11.65
Total return	10.67	%(D)	9.17%		24.13%	36.32%	3.24%		16.74%
Ratios and supplemental data:
Net assets at end of period (000's)	$389,761		$393,287		$395,770	$247,876	$43,035		$10,386
Ratio to average net assets:
Net expenses	1.04	%(E)	1.01%		0.94%	0.94%	0.94%		0.94%
Gross expenses	1.04	%(E)	1.04%		1.07%	1.09%	1.16%		1.32%
Net investment income (loss)	0.34	%(E)	(0.10)%		2.87%	0.77%	0.36%		0.66%
Portfolio turnover rate	25	%(D)	17%		15%	11%	37%		29%

(A)	Represents the period from commencement of operations (October 1, 2009) through September 30, 2010.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

98

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	September
2015	Year Ended September 30,	30,
(Unaudited)	2014	2013	2012	2011(A)(B)
Net asset value at beginning of period	$23.23	$22.79	$18.33	$13.85	$17.36
Income (loss) from investment operations:
Net investment income	0.20	0.36	0.41	0.21	(C)	0.22
Net realized and unrealized gains (losses) on investments	1.36	0.39	4.45	4.60	(3.57)
Total from investment operations	1.56	0.75	4.86	4.81	(3.35)
Distributions from:
Net investment income	(0.20)	(0.31)	(0.40)	(0.33)	(0.16)
Realized capital gains	(0.92)	—	—	—	—
Total distributions	(1.12)	(0.31)	(0.40)	(0.33)	(0.16)
Net asset value at end of period	$23.67	$23.23	$22.79	$18.33	$13.85
Total return(D)	6.85	%(E)	3.19%	26.82%	34.87%	(19.37	)%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$30,703	$31,773	$34,826	$32,115	$37,385
Ratio to average net assets:
Net expenses	1.38	%(F)	1.43%	1.43%	1.43%	1.43	%(F)
Gross expenses	1.61	%(F)	1.67%	1.78%	1.77%	1.72	%(F)
Net investment income	1.64	%(F)	1.44%	1.98%	1.26%	1.97	%(F)
Portfolio turnover rate	58	%(E)	100	%(G)(H)	98%	109%	206	%(E)

Touchstone Small Cap Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	September
2015	Year Ended September 30,	30,
(Unaudited)	2014	2013	2012	2011(A)
Net asset value at beginning of period	$23.00	$22.61	$18.23	$13.82	$17.36
Income (loss) from investment operations:
Net investment income	0.10	0.16	0.29	0.09	(C)	0.09
Net realized and unrealized gains (losses) on investments	1.37	0.40	4.39	4.58	(3.50)
Total from investment operations	1.47	0.56	4.68	4.67	(3.41)
Distributions from:
Net investment income	(0.11)	(0.17)	(0.30)	(0.26)	(0.13)
Realized capital gains	(0.92)	—	—	—	—
Total distributions	(1.03)	(0.17)	(0.30)	(0.26)	(0.13)
Net asset value at end of period	$23.44	$23.00	$22.61	$18.23	$13.82
Total return(D)	6.43	%(E)	2.46%	25.90%	33.95%	(19.77	)%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,888	$2,169	$841	$104	$2
Ratio to average net assets:
Net expenses	2.13	%(F)	2.18%	2.18%	2.18%	2.18	%(F)
Gross expenses	3.17	%(F)	3.25%	5.19%	28.35%	342.41	%(F)
Net investment income	0.89	%(F)	0.69%	1.23%	0.51%	0.95	%(F)
Portfolio turnover rate	58	%(E)	100	%(G)(H)	98%	109%	206	%(E)

(A)	Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.
(B)	Effective June 10, 2011, Class Z shares converted to Class A shares.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Small Company Value Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover rate excludes securities received from a subscription-in-kind.

See accompanying Notes to Financial Statements.

99

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	September
2015	Year Ended September 30,	30,
(Unaudited)	2014	2013	2012	2011(A)
Net asset value at beginning of period	$23.25	$22.82	$18.36	$13.89	$17.36
Income (loss) from investment operations:
Net investment income	0.23	0.35	0.48	0.26	(B)	0.71
Net realized and unrealized gains (losses) on investments	1.37	0.46	4.44	4.59	(4.00)
Total from investment operations	1.60	0.81	4.92	4.85	(3.29)
Distributions from:
Net investment income	(0.23)	(0.38)	(0.46)	(0.38)	(0.18)
Realized capital gains	(0.92)	—	—	—	—
Total distributions	(1.15)	(0.38)	(0.46)	(0.38)	(0.18)
Net asset value at end of period	$23.70	$23.25	$22.82	$18.36	$13.89
Total return	6.98	%(C)	3.47%	27.11%	35.19%	(19.10	)%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$8,968	$9,097	$769	$222	$2
Ratio to average net assets:
Net expenses	1.13	%(D)	1.18%	1.18%	1.18%	1.18	%(D)
Gross expenses	1.41	%(D)	1.65%	3.45%	22.47%	70.29	%(D)
Net investment income	1.89	%(D)	1.70%	2.23%	1.51%	2.05	%(D)
Portfolio turnover rate	58	%(C)	100	%(E)(F)	98%	109%	206	%(C)

Touchstone Small Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Period
Ended	Ended
March 31,	September
2015	Year Ended September 30,	30,
(Unaudited)	2014	2013	2012	2011(A)
Net asset value at beginning of period	$23.24	$22.81	$18.35	$13.86	$17.36
Income (loss) from investment operations:
Net investment income	0.23	0.40	0.48	0.29	(B)	0.20
Net realized and unrealized gains (losses) on investments	1.38	0.44	4.47	4.60	(3.51)
Total from investment operations	1.61	0.84	4.95	4.89	(3.31)
Distributions from:
Net investment income	(0.24)	(0.41)	(0.49)	(0.40)	(0.19)
Realized capital gains	(0.92)	—	—	—	—
Total distributions	(1.16)	(0.41)	(0.49)	(0.40)	(0.19)
Net asset value at end of period	$23.69	$23.24	$22.81	$18.35	$13.86
Total return	7.06	%(C)	3.59%	27.30%	35.56%	(19.23	)%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$31,194	$29,831	$2,665	$1,160	$741
Ratio to average net assets:
Net expenses	0.98	%(D)	1.03%	1.03%	1.03%	1.03	%(D)
Gross expenses	1.19	%(D)	1.30%	1.83%	1.87%	3.59	%(D)
Net investment income	2.04	%(D)	1.84%	2.38%	1.66%	2.12	%(D)
Portfolio turnover rate	58	%(C)	100	%(E)(F)	98%	109%	206	%(C)

(A)	Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Small Company Value Fund (see Note 11). If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover rate excludes securities received from a subscription-in-kind.

See accompanying Notes to Financial Statements.

100

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class A†

Selected Data for a Share Outstanding Throughout Each Period††

	Six Months						Period
	Ended						Ended		Period
	March 31,		Year Ended				September		Ended
	2015		September 30,				30,		March 31,
	(Unaudited)		2014	2013	2012		2011(A)		2011 (B)
Net asset value at beginning of period	$10.23		$10.07	$10.50	$10.13		$9.90		$10.15
Income (loss) from investment operations:
Net investment income	0.10		0.23	0.21	0.23		0.24		0.28
Net realized and unrealized gains (losses) on investments	0.20		0.22	(0.36)	0.41		0.24		(0.14	)(C)
Total from investment operations	0.30		0.45	(0.15)	0.64		0.48		0.14
Distributions from:
Net investment income	(0.13)		(0.29)	(0.27)	(0.27)		(0.25)		(0.39)
Realized capital gains	—		—	(0.01)	—		—		—
Total distributions	(0.13)		(0.29)	(0.28)	(0.27)		(0.25)		(0.39)
Net asset value at end of period	$10.40		$10.23	$10.07	$10.50		$10.13		$9.90
Total return(D)	2.99	%(E)	4.53%	(1.48)%	6.42%		5.02	%(E)	1.31	%(E)(F)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,279		$5,144	$12,167	$10,210		$4,737		$7
Ratio to average net assets:
Net expenses	0.90	%(G)	0.90%	0.90%	0.90%		0.90	%(G)	0.65	%(G)
Gross expenses	1.28	%(G)	1.25%	1.10%	1.22%		1.69	%(G)	1.75	%(G)
Net investment income	2.08	%(G)	2.32%	2.07%	2.26%		4.40	%(G)	4.16	%(G)
Portfolio turnover rate	8	%(E)	5%	35%	79	%(H)	7	%(E)	27	%(E)

†	Touchstone Total Return Bond Fund acquired all of the assets and liabilities of EARNEST Partners Fixed Income Trust (“Predecessor Fund”) in a reorganization on August 1, 2011. The Predecessor Fund's performance and financial history have been adopted by Touchstone Total Return Bond and will be used going forward. As a result, the information prior to August 1, 2011 reflects that of the Predecessor Fund.
††	Per share data prior to August 1, 2011, reflects a 1.01491:1 stock split. All per share amounts prior to that date have been adjusted to reflect the stock split.
(A)	Effective August 1, 2011, the Fund changed its fiscal year end from March 31 to September 30 and Investor Class shares were renamed Class A shares.
(B)	Represents the period from commencement of operations (August 16, 2010) through March 31, 2011.
(C)	This amount per share is a loss for the Class A shares because of the short time period since the Commencement of Operations on August 16, 2010 relative to the full fiscal year in which the Class Y shares were in operation. The loss during this period is offset by the gain in the Class Y shares during the full fiscal year to create a gain in the Net Realized and Unrealized Gain on Investments in the other classes.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Includes adjustments in accordance with U.S. generally accepted accounting principles and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(G)	Annualized.
(H)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

101

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Period
	Ended						Ended
	March 31,		Year Ended				September
	2015		September 30,				30,
	(Unaudited)		2014	2013	2012		2011(A)
Net asset value at beginning of period	$10.21		$10.05	$10.49	$10.12		$10.04
Income (loss) from investment operations:
Net investment income	0.07		0.15	0.11	0.14		0.06
Net realized and unrealized gains (losses) on investments	0.21		0.22	(0.35)	0.42		0.09
Total from investment operations	0.28		0.37	(0.24)	0.56		0.15
Distributions from:
Net investment income	(0.10)		(0.21)	(0.19)	(0.19)		(0.07)
Realized capital gains	—		—	(0.01)	—		—
Total distributions	(0.10)		(0.21)	(0.20)	(0.19)		(0.07)
Net asset value at end of period	$10.39		$10.21	$10.05	$10.49		$10.12
Total return(B)	2.71	%(C)	3.75%	(2.33)%	5.63%		1.51	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,054		$1,634	$2,455	$3,257		$2,587
Ratio to average net assets:
Net expenses	1.65	%(D)	1.65%	1.65%	1.65%		1.65	%(D)
Gross expenses	2.40	%(D)	2.47%	2.10%	2.03%		2.55	%(D)
Net investment income	1.33	%(D)	1.57%	1.32%	1.51%		3.75	%(D)
Portfolio turnover rate	8	%(C)	5%	35%	79	%(E)	7	%(C)

(A)	Represents the period from commencement of operations (August 1, 2011) through September 30, 2011.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

102

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class Y†

Selected Data for a Share Outstanding Throughout Each Period††

	Six Months						Period
	Ended						Ended
	March 31		Year Ended				September		Year Ended
	2015		September 30,				30,		March 31,
	(Unaudited)		2014	2013	2012		2011(A)		2011		2010
Net asset value at beginning of period	$10.24		$10.08	$10.52	$10.15		$9.86		$9.66		$8.48
Income (loss) from investment operations:
Net investment income	0.12		0.26	0.23	0.25		0.24		0.45		0.48
Net realized and unrealized gains (losses) on investments	0.20		0.22	(0.36)	0.42		0.30		0.21		1.21
Total from investment operations	0.32		0.48	(0.13)	0.67		0.54		0.66		1.69
Distributions from:
Net investment income	(0.15)		(0.32)	(0.30)	(0.30)		(0.25)		(0.46)		(0.51)
Realized capital gains	—		—	(0.01)	—		—		—		—
Total distributions	(0.15)		(0.32)	(0.31)	(0.30)		(0.25)		(0.46)		(0.51)
Net asset value at end of period	$10.41		$10.24	$10.08	$10.52		$10.15		$9.86		$9.66
Total return	3.14	%(B)	4.84%	(1.32)%	6.72%		5.29	%(B)	6.97	%(C)	20.28	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$31,544		$19,397	$19,635	$29,716		$17,810		$16,512		$16,877
Ratio to average net assets:
Net expenses	0.60	%(D)	0.61%	0.62%	0.58%		0.48	%(D)	0.40%		0.40%
Gross expenses	0.66	%(D)	0.68%	0.71%	0.70%		1.13	%(D)	1.62%		1.56%
Net investment income	2.38	%(D)	2.61%	2.34%	2.59%		4.35	%(D)	4.46%		5.10%
Portfolio turnover rate	8	%(B)	5%	35%	79	%(E)	7	%(B)	27%		29%

†	Touchstone Total Return Bond Fund acquired all of the assets and liabilities of EARNEST Partners Fixed Income Trust (“Predecessor Fund”) in a reorganization on August 1, 2011. The Predecessor Fund's performance and financial history have been adopted by Touchstone Total Return Bond and will be used going forward. As a result, the information prior to August 1, 2011 reflects that of the Predecessor Fund.
††	Per share data prior to August 1, 2011, reflects a 0.87567:1 stock split. All per share amounts prior to that date have been adjusted to reflect the stock split.
(A)	Effective August 1, 2011, the Fund changed its fiscal year end from March 31 to September 30 and Institutional Class shares were renamed Class Y shares.
(B)	Not annualized.
(C)	Includes adjustments in accordance with U.S. generally accepted accounting principles and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

103

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Period
	Ended						Ended
	March 31,		Year Ended				September
	2015		September 30,				30,
	(Unaudited)		2014	2013	2012		2011(A)
Net asset value at beginning of period	$10.24		$10.08	$10.51	$10.14		$10.06
Income (loss) from investment operations:
Net investment income	0.14		0.27	0.25	0.22		0.08
Net realized and unrealized gains (losses) on investments	0.19		0.22	(0.36)	0.46		0.09
Total from investment operations	0.33		0.49	(0.11)	0.68		0.17
Distributions from:
Net investment income	(0.16)		(0.33)	(0.31)	(0.31)		(0.09)
Realized capital gains	—		—	(0.01)	—		—
Total distributions	(0.16)		(0.33)	(0.32)	(0.31)		(0.09)
Net asset value at end of period	$10.41		$10.24	$10.08	$10.51		$10.14
Total return	3.19	%(B)	4.96%	(1.09)%	6.81%		1.70	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$147,438		$116,404	$133,051	$148,341		$6,386
Ratio to average net assets:
Net expenses	0.50	%(C)	0.50%	0.50%	0.50%		0.50	%(C)
Gross expenses	0.60	%(C)	0.60%	0.60%	0.67%		1.21	%(C)
Net investment income	2.48	%(C)	2.72%	2.47%	2.66%		4.89	%(C)
Portfolio turnover rate	8	%(B)	5%	35%	79	%(D)	7	%(B)

(A)	Represents the period from commencement of operations (August 1, 2011) through September 30, 2011.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Old Mutual Barrow Hanley Core Bond Fund acquired on April 16, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

104

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Period
	Ended					Ended
	March 31,		Year Ended September			September
	2015		30,			30,
	(Unaudited)		2014	2013		2012(A)
Net asset value at beginning of period	$9.41		$9.45	$9.56		$9.57
Income (loss) from investment operations:
Net investment income	0.02		0.06	0.09		0.09
Net realized and unrealized gains (losses) on investments	(0.01)		0.03	(0.04)		(0.01)
Total from investment operations	0.01		0.09	0.05		0.08
Distributions from:
Net investment income	(0.06)		(0.13)	(0.16)		(0.09)
Net asset value at end of period	$9.36		$9.41	$9.45		$9.56
Total return(B)	0.15	%(C)	0.92%	0.48%		0.85	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$9,005		$10,596	$32,088		$34,228
Ratio to average net assets:
Net expenses	0.69	%(D)	0.69%	0.69%		0.69	%(D)
Gross expenses	1.03	%(D)	0.93%	0.83%		1.19	%(D)
Net investment income	0.46	%(D)	0.79%	0.85%		1.40	%(D)
Portfolio turnover rate	71	%(C)	142%	107	%(E)	169	%(F)

Touchstone Ultra Short Duration Fixed Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Period
	Ended					Ended
	March 31,		Year Ended September			September
	2015		30,			30,
	(Unaudited)		2014	2013		2012(A)
Net asset value at beginning of period	$9.41		$9.45	$9.56		$9.57
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.02	0.04		0.05
Net realized and unrealized gains (losses) on investments	—	(G)	0.02	(0.04)		0.01
Total from investment operations	(0.01)		0.04	—		0.06
Distributions from:
Net investment income	(0.04)		(0.08)	(0.11)		(0.07)
Net asset value at end of period	$9.36		$9.41	$9.45		$9.56
Total return(B)	(0.10	)%(C)	0.42%	(0.02)%		0.62	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$8,576		$11,272	$13,568		$11,517
Ratio to average net assets:
Net expenses	1.19	%(D)	1.19%	1.19%		1.19	%(D)
Gross expenses	1.46	%(D)	1.44%	1.39%		1.68	%(D)
Net investment income (loss)	(0.04	)%(D)	0.29%	0.35%		0.90	%(D)
Portfolio turnover rate	71	%(C)	142%	107	%(E)	169	%(F)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Short Duration Fixed Income Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes the purchases and sales of the Old Mutual Dwight Short Term Fixed Income Fund and Fifth Third Short Term Bond Fund acquired on April 16, 2012 and September 10, 2012, respectively. If these transactions were included, portfolio turnover would have been higher.
(G)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

105

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Period
	Ended					Ended
	March 31,		Year Ended September			September
	2015		30,			30,
	(Unaudited)		2014	2013		2012(A)
Net asset value at beginning of period	$9.41		$9.45	$9.56		$9.57
Income (loss) from investment operations:
Net investment income	0.04		0.10	0.12		0.08
Net realized and unrealized gains (losses) on investments	(0.01)		0.01	(0.05)		0.01
Total from investment operations	0.03		0.11	0.07		0.09
Distributions from:
Net investment income	(0.08)		(0.15)	(0.18)		(0.10)
Net asset value at end of period	$9.36		$9.41	$9.45		$9.56
Total return	0.27	%(B)	1.17%	0.74%		0.97	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$209,252		$244,885	$249,250		$190,515
Ratio to average net assets:
Net expenses	0.44	%(C)	0.44%	0.44%		0.44	%(C)
Gross expenses	0.51	%(C)	0.49%	0.51%		0.55	%(C)
Net investment income	0.71	%(C)	1.04%	1.10%		1.65	%(C)
Portfolio turnover rate	71	%(B)	142%	107	%(D)	169	%(E)

Touchstone Ultra Short Duration Fixed Income Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2015		Year Ended September 30,
	(Unaudited)		2014	2013		2012		2011	2010
Net asset value at beginning of period	$9.41		$9.45	$9.56		$9.58		$9.68	$9.66
Income (loss) from investment operations:
Net investment income	0.02		0.08	0.09		0.14		0.15	0.18
Net realized and unrealized gains (losses) on investment	(0.01)		0.01	(0.04)		0.06		(0.04)	0.06
Total from investment operations	0.01		0.09	0.05		0.20		0.11	0.24
Distributions from:
Net investment income	(0.06)		(0.13)	(0.16)		(0.22)		(0.21)	(0.22)
Net asset value at end of period	$9.36		$9.41	$9.45		$9.56		$9.58	$9.68
Total return	0.15	%(B)	0.91%	0.52%		2.10%		1.12%	2.49%
Ratios and supplemental data:
Net assets at end of period (000's)	$328,606		$401,851	$381,554		$338,669		$346,131	$236,650
Ratio to average net assets:
Net expenses	0.69	%(C)	0.69%	0.65%		0.64%		0.69%	0.69%
Gross expenses	0.77	%(C)	0.76%	0.73%		0.73%		0.78%	0.81%
Net Investment Income	0.46	%(C)	0.79%	0.89%		1.45%		1.39%	1.69%
Portfolio turnover rate	71	%(B)	142%	107	%(D)	169	%(E)	144%	119%

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Touchstone Short Duration Fixed Income Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.
(E)	Portfolio turnover excludes the purchases and sales of the Old Mutual Dwight Short Term Fixed Income Fund and Fifth Third Short Term Bond Fund acquired on April 16, 2012 and September 10, 2012, respectively. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

106

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Period
	Ended					Ended
	March 31,		Year Ended September			September
	2015		30,			30,
	(Unaudited)		2014	2013		2012(A)
Net asset value at beginning of period	$9.41		$9.45	$9.56		$9.57
Income (loss) from investment operations:
Net investment income	0.03		0.10	0.14		0.09
Net realized and unrealized gains (losses) on investments	(0.01)		0.01	(0.07)		—	(B)
Total from investment operations	0.02		0.11	0.07		0.09
Distributions from:
Net investment income	(0.07)		(0.15)	(0.18)		(0.10)
Net asset value at end of period	$9.36		$9.41	$9.45		$9.56
Total return	0.30	%(C)	1.22%	0.78%		0.99	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$50,010		$50,853	$59,662		$6,697
Ratio to average net assets:
Net expenses	0.39	%(D)	0.39%	0.39%		0.39	%(D)
Gross expenses	0.48	%(D)	0.48%	0.52%		1.23	%(D)
Net investment income	0.76	%(D)	1.09%	1.15%		1.70	%(D)
Portfolio turnover rate	71	%(C)	142%	107	%(E)	169	%(F)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Short Duration Fixed Income Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes the purchases and sales of the Old Mutual Dwight Short Term Fixed Income Fund and Fifth Third Short Term Bond Fund acquired on April 16, 2012 and September 10, 2012, respectively. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

107

Notes to Financial Statements

March 31, 2015 (Unaudited)

1. Organization

The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Declaration of Trust dated October 25, 1993. The Trust consists of the following thirteen funds (individually, a “Fund,” and collectively, the “Funds”):

Touchstone Arbitrage Fund (“Arbitrage Fund”)

Touchstone Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

Touchstone Global Real Estate Fund (“Global Real Estate Fund”)

Touchstone International Fixed Income Fund (“International Fixed Income Fund”)

Touchstone Merger Arbitrage Fund (“Merger Arbitrage Fund”)

Touchstone Mid Cap Fund (“Mid Cap Fund”)

Touchstone Mid Cap Value Fund (“Mid Cap Value Fund”)

Touchstone Premium Yield Equity Fund (“Premium Yield Equity Fund”)

Touchstone Sands Capital Select Growth Fund (“Sands Capital Select Growth Fund”)

Touchstone Small Cap Core Fund (“Small Cap Core Fund”)

Touchstone Small Cap Value Fund (“Small Cap Value Fund”)

Touchstone Total Return Bond Fund (“Total Return Bond Fund”)

Touchstone Ultra Short Duration Fixed Income Fund (“Ultra Short Duration Fixed Income Fund”)

Each Fund is diversified, with the exception of the Arbitrage Fund, Global Real Estate Fund, International Fixed Income Fund, Merger Arbitrage Fund, Sands Capital Select Growth Fund and Small Cap Core Fund, each of which is non-diversified.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class C	Class Y	Class Z	Class
Arbitrage Fund	X	X	X		X
Emerging Markets Equity Fund	X	X	X		X
Global Real Estate Fund	X	X	X		X
International Fixed Income Fund	X	X	X		X
Merger Arbitrage Fund	X	X	X		X
Mid Cap Fund	X	X	X	X	X
Mid Cap Value Fund	X	X	X		X
Premium Yield Equity Fund	X	X	X
Sands Capital Select Growth Fund	X	X	X	X
Small Cap Core Fund	X	X	X		X
Small Cap Value Fund	X	X	X		X
Total Return Bond Fund	X	X	X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

108

Notes to Financial Statements (Unaudited) (Continued)

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — Generally accepted accounting principles in the United States (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended March 31, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended March 31, 2015, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the Emerging Markets Equity Fund and Global Real Estate Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An option for which there is no mean price is valued at the last bid (long position) or ask (short positions) price and categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (“Underlying Funds”) and are categorized in Level 1.

109

Notes to Financial Statements (Unaudited) (Continued)

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others.

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur

110

Notes to Financial Statements (Unaudited) (Continued)

a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2015, the Arbitrage Fund and Merger Arbitrage Fund held securities sold short with a fair value of $42,891,621 and $67,796,950 and had securities with a fair value of $48,677,218 and $97,120,414 held as collateral and cash collateral of $36,675,246 and $40,134,769 for securities sold short, respectively.

Options — The Funds write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of March 31, 2015, the Funds did not hold any options.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the

111

Notes to Financial Statements (Unaudited) (Continued)

counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended March 31, 2015, the Arbitrage Fund, the International Fixed Income Fund, and the Merger Arbitrage Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Associations, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears

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Notes to Financial Statements (Unaudited) (Continued)

the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of March 31, 2015, the International Fixed Income Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Futures Contracts*	$—	$(13,077)

* Only current day’s variation margin is reported within the payables of the Statement of Assets and Liabilities. Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

The following table presents the International Fixed Income Fund’s liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of March 31, 2015:

			Gross Amount
			Available
		Gross	for Offset in
		Amount of	Statement	Non-Cash	Cash
	Derivative	Recognized	of Assets and	Collateral	Collateral	Net
Counterparty	Type	Liabilities	Liabilities	Pledged	Pledged	Amount(A)

Morgan Stanley	Futures Contracts	$946	$—	$—	$—	$946
Wells Fargo	Futures Contracts	12,131	—	—	(12,131)	—

(A) Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the International Fixed Income Fund’s derivative financial instruments by primary risk exposure as of March 31, 2015:

Fair Value of Derivative Investments
As of March 31, 2015
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
International Fixed Income Fund	Forward-Foreign Currency Exchange Contracts*	$1,449,245	$817,930
	Futures Contracts-Interest Rate Contracts**	—	13,077

* Statements of Assets and Liabilities Location: Unrealized appreciation on forward foreign currency contracts and unrealized depreciation on forward foreign currency contracts, respectively.

** Statements of Assets and Liabilities Location: Receivable/Payable for variation margin for futures contracts. Only current day’s variation margin is reported within the receivables/payables of the Statement of Assets and Liabilities. Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the operations of the Funds’ derivative financial instruments by primary risk exposure for the six months ended March 31, 2015:

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended March 31, 2015
			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Arbitrage Fund	Forward-Foreign Currency Exchange Contracts*	$112,716	$(87,990)
	Purchased Options-Equity Contracts**	(54,938)	53,238
	Written Options-Equity Contracts***	(207,198)	130,020
International Fixed Income Fund	Forward-Foreign Currency Exchange Contracts*	(78,202)	149,862
	Futures Contracts-Interest Rate Contracts****	—	(13,077)
Merger Arbitrage Fund	Forward-Foreign Currency Exchange Contracts*	842,007	(508,348)
	Purchased Options-Equity Contracts**	392,072	387,217
	Written Options-Equity Contracts***	(322,140)	125,496

* Statements of Operations Location: Net realized gains (losses) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency transactions, respectively.

** Statements of Operations Location: Net realized gains (losses) from non-affiliated securities and net change in unrealized appreciation (depreciation) on investments, respectively.

*** Statements of Operations Location: Net realized losses on written options and net change in unrealized appreciation (depreciation) on written options, respectively.

**** Statements of Operations Location: Net change in unrealized appreciation (depreciation) on futures contracts.

For the six months ended March 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

		International	Merger
	Arbitrage	Fixed Income	Arbitrage
Fund	Fund	Fund	Fund
Equity contracts:
Purchased Options - Cost	$36,625	$—	$261,381
Written Options - Proceeds	$49,970	$—	$330,028
Interest Rate Contracts:
Futures Contracts - Average Notional	—	612,643	—
Forward foreign currency exchange contracts:
Average number of contracts	1	27	1
Average U.S. dollar amount purchased	$—	$25,932,253	$4,874,711
Average U.S. dollar amount sold	$677,835	$22,559,106	$—

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next

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Notes to Financial Statements (Unaudited) (Continued)

business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of March 31, 2015, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Arbitrage Fund	$5,754,609	$6,087,449
Emerging Markets Equity Fund	5,990,575	6,242,750
Global Real Estate Fund	344,079	361,425
Mid Cap Fund	26,625,331	27,459,980
Mid Cap Value Fund	13,373,116	13,886,434
Sands Capital Select Growth Fund	323,449,892	330,439,256
Small Cap Core Fund	44,167,176	45,855,943
Small Cap Value Fund	6,585,600	6,714,500

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds (except the International Fixed Income Fund, Total Return Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). The maximum offering price per share of Class A shares of the International Fixed Income Fund and Total Return Bond Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load

115

Notes to Financial Statements (Unaudited) (Continued)

on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, Y, Z, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Arbitrage Fund, Emerging Markets Equity Fund, Merger Arbitrage Fund, Mid Cap Fund, and Small Cap Core Fund distribute their income, if any, annually, as a dividend to shareholders. The Global Real Estate Fund, Mid Cap Value Fund, Sands Capital Select Growth Fund, and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders. The International Fixed Income Fund, Premium Yield Equity Fund, and Total Return Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income for Funds that invest in Underlying Funds is affected by the timing of dividend declarations by those Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Investment Trust, Touchstone Strategic Trust,Touchstone Variable Series Trust,Touchstone Institutional Funds Trust and Touchstone Tax-Free Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Notes to Financial Statements (Unaudited) (Continued)

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2015:

		Emerging	Global	International	Merger
	Arbitrage	Markets Equity	Real Estate	Fixed Income	Arbitrage
	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities	$211,068,094	$39,376,131	$10,883,972	$5,721,360	$344,714,401
Proceeds from sales and maturities	$266,344,060	$50,682,143	$2,344,560	$12,671,605	$535,434,640

		Mid Cap	Premium Yield	Sands Capital
	Mid Cap	Value	Equity	Select Growth
	Fund	Fund	Fund	Fund
Purchases of investment securities	$117,898,685	$76,204,199	$57,562,782	$856,914,857
Proceeds from sales and maturities	$36,902,889	$115,751,625	$29,269,188	$1,190,747,025

	Small Cap	Small Cap	Total Return	Ultra Short
	Core	Value	Bond	Duration Fixed
	Fund	Fund	Fund	Income Fund
Purchases of investment securities	$191,301,183	$41,788,608	$31,835,266	$381,927,608
Proceeds from sales and maturities	$241,254,169	$48,765,752	$5,759,805	$524,467,328

For the six months ended March 31, 2015, purchases and proceeds from sales and maturities in U.S. Government Securities were $1,437,148 and $0 for the International Fixed Income Fund, $17,950,637 and $6,274,877 for the Total Return Bond Fund and $43,765,078 and $41,517,561 for the Ultra Short Duration Fixed Income Fund, respectively.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $81,120 for the six months ended March 31, 2015.

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Notes to Financial Statements (Unaudited) (Continued)

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Arbitrage Fund	1.05% on the first $500 million
1.00% on the next $500 million
0.95% on such assets in excess of $1 billion
Emerging Markets Equity Fund	1.05% on the first $200 million
1.00% on the next $200 million
0.90% on such assets in excess of $400 million
Global Real Estate Fund	0.80%
International Fixed Income Fund	0.55% on the first $100 million
0.50% on the next $150 million
0.45% on such assets in excess of $250 million
Merger Arbitrage Fund	1.05%
Mid Cap Fund	0.80% on the first $500 million
0.75% on the next $500 million
0.70% on such assets in excess of $1 billion
Mid Cap Value Fund	0.85% on the first $100 million
0.80% on the next $300 million
0.75% on such assets in excess of $400 million
Premium Yield Equity Fund	0.70% on the first $100 million
0.65% on such assets in excess of $100 million
Sands Capital Select Growth Fund	0.85% on the first $1 billion
0.80% on the next $500 million
0.75% on the next $500 million
0.70% on such assets in excess of $2 billion
Small Cap Core Fund	0.85%
Small Cap Value Fund	0.90%
Total Return Bond Fund	0.35%
Ultra Short Duration Fixed Income Fund	0.25%

In addition to the base advisory fee shown above for the Sands Capital Select Growth Fund, a performance fee adjustment will be added to or subtracted from the base advisory fee depending on the performance of the Fund in relation to the investment performance of the Fund’s benchmark index, for the preceding twelve month period, as follows:

			Annual	Highest / Lowest
	Benchmark	Benchmark	Adjustment	Possible Advisory
	Index	Threshold	Rate	Fee
Sands Capital Select Growth Fund	Russell1000 Growth Index	+/-2.50%	+/-0.15%	1.00% / 0.55%

For the six months ended March 31, 2015, the Advisor’s base fee was decreased by $4,609,993 as a result of the performance fee adjustment.

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Notes to Financial Statements (Unaudited) (Continued)

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

AGF Investments America, Inc.	GAM International Management Limited
Emerging Markets Equity Fund	International Fixed Income Fund

LMCG Investments, Inc. (formerly known as Lee Munder
Forum Securities Limited	Capital Group LLC)
Global Real Estate Fund	Mid Cap Value Fund

DePrince, Race & Zollo, Inc.	The London Company
Small Cap Value Fund	Mid Cap Fund
Small Cap Core Fund

EARNEST Partners LLC	Longfellow Investment Management Co.
Total Return Bond Fund	Arbitrage Fund
Merger Arbitrage Fund

Fort Washington Investment Advisors, Inc.*	Miller/Howard Investments, Inc.
Ultra Short Duration Fixed Income Fund	Premium Yield Equity Fund

Sands Capital Management, LLC
Sands Capital Select Growth Fund

*Affiliate of the Advisor and wholly-owned indirect subsidiary of Western & Southern.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend and interest expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

					Institutional
	Class A	Class C	Class Y	Class Z	Class
Arbitrage Fund	1.68%	2.43%	1.43%	—	1.28%
Emerging Markets Equity Fund	1.69%	2.44%	1.44%	—	1.29%
Global Real Estate Fund	1.39%	2.14%	1.14%	—	0.99%
International Fixed Income Fund	1.09%	1.84%	0.84%	—	0.69%
Merger Arbitrage Fund	1.68%	2.43%	1.43%	—	1.28%
Mid Cap Fund	1.24%	1.99%	0.99%	1.24%	0.92%
Mid Cap Value Fund	1.29%	2.04%	1.04%	—	0.89%
Premium Yield Equity Fund	1.20%	1.95%	0.95%	—	—
Small Cap Core Fund	1.38%	2.13%	1.13%	—	1.05%
Small Cap Value Fund	1.38%	2.13%	1.13%	—	0.98%
Total Return Bond Fund	0.90%	1.65%	0.65%	—	0.50%
Ultra Short Duration Fixed Income Fund	0.69%	1.19%	0.44%	0.69%	0.39%

These expense limitations will remain in effect for all Funds through at least January 29, 2016.

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Notes to Financial Statements (Unaudited) (Continued)

The Advisor has agreed to limit certain Funds’ other operating expenses (“Other Expenses”) to the following levels which will remain in effect though at least January 29, 2016.

	Class A	Class C	Class Y	Class Z
Sands Capital Select Growth Fund	0.25%	0.25%	0.25%	0.25%

During the six months ended March 31, 2015, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds, as follows:

	Investment		Other
	Advisory	Administration	Operating
	Fees	Fees	Expenses
	Waived	Waived	Reimbursed	Total
Arbitrage Fund	$—	$—	$9,701	$9,701
Emerging Markets Equity Fund	—	—	68,914	68,914
Global Real Estate Fund	33,418	13,520	15,193	62,131
International Fixed Income Fund	16,762	22,875	23,329	62,966
Mid Cap Fund	—	122,600	83,902	206,502
Mid Cap Value Fund	—	184,545	44,137	228,682
Premium Yield Equity Fund	—	—	22,146	22,146
Sands Capital Select Growth Fund	—	—	608,812	608,812
Small Cap Core Fund	—	—	24,985	24,985
Small Cap Value Fund	5,735	56,268	29,549	91,552
Total Return Bond Fund	—	44,867	42,920	87,787
Ultra Short Duration Fixed Income Fund	—	144,343	122,531	266,874

Under the terms of the Expense Limitations Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of March 31, 2015, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	September	September	September	September
	30,	30,	30,	30,
Fund	2015	2016	2017	2018	Total
Arbitrage Fund	$—	$—	$1,355	$1,053	$2,408
Emerging Markets Equity Fund	97,952	—	67,176	53,667	218,795
Global Real Estate Fund	67,941	143,253	125,217	54,263	390,674
International Fixed Income Fund	34,638	131,781	128,401	60,977	355,797
Mid Cap Fund	90,758	256,834	380,034	167,856	895,482
Mid Cap Value Fund	113,957	248,781	328,349	208,621	899,708
Premium Yield Equity Fund	32,094	45,482	10,470	1,207	89,253
Sands Capital Select Growth Fund	375,482	1,593,217	1,033,092	608,812	3,610,603
Small Cap Core Fund	313,523	789,388	243,573	—	1,346,484
Small Cap Value Fund	87,517	130,886	148,793	73,584	440,780
Total Return Bond Fund	126,307	163,756	143,600	73,813	507,476
Ultra Short Duration Fixed Income Fund	300,036	470,719	456,994	242,976	1,470,725

For the six months ended March 31, 2015, the Advisor may recoup fees and expenses subject to Board approval, from the Mid Cap Value Fund and Sands Capital Select Growth Fund of $14,756 and $41,727, respectively.

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Notes to Financial Statements (Unaudited) (Continued)

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services through December 31, 2014, the Advisor’s annual administrative fee was:

0.20% on the first $6 billion of the aggregate average daily net assets;

0.16% on the next $4 billion of aggregate average daily net assets; and

0.12% on the aggregate average daily net assets over $10 billion.

The fee was computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust) on the basis of relative daily net assets.

Beginning January 1, 2015, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary. Prior to December 1, 2014, the Funds reimbursed the Advisor up to $17 per sub-account maintained by the intermediary.

121

Notes to Financial Statements (Unaudited) (Continued)

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund (except the Ultra Short Duration Fixed Income Fund) pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets for at least one year from January 30, 2015. Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee of up to 0.25% of average daily net assets that are attributed to Class Z shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended March 31, 2015:

Fund	Amount
Arbitrage Fund	$1,437
Emerging Markets Equity Fund	312
Global Real Estate Fund	28,844
International Fixed Income Fund	2
Merger Arbitrage Fund	20
Mid Cap Fund	26,533
Mid Cap Value Fund	6,790
Premium Yield Equity Fund	16,971
Sands Capital Select Growth Fund	9,677
Small Cap Core Fund	1,188
Small Cap Value Fund	904
Total Return Bond Fund	4,734
Ultra Short Duration Fixed Income Fund	457

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended March 31, 2015:

Fund	Amount
Arbitrage Fund	$1,202
Emerging Markets Equity Fund	756
Merger Arbitrage Fund	109
Mid Cap Fund	216
Premium Yield Equity Fund	62
Sands Capital Select Growth Fund	2,137
Small Cap Core Fund	37
Small Cap Value Fund	20
Total Return Bond Fund	1
Ultra Short Duration Fixed Income Fund	1,405

122

Notes to Financial Statements (Unaudited) (Continued)

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended March 31, 2015, is as follows:

	Share Activity
	Balance			Balance		Value
	09/30/14	Purchases	Sales	03/31/15	Dividends	03/31/15
Arbitrage Fund	14,297,511	193,156,000	(189,445,821)	18,007,690	$844	$18,007,690
Emerging Markets Equity Fund	2,403,518	40,655,101	(36,937,128)	6,121,491	139	6,121,491
Global Real Estate Fund	109,965	8,409,243	(7,958,827)	560,381	34	560,381
International Fixed Income Fund	2,670,624	8,392,748	(9,357,645)	1,705,727	63	1,705,727
Merger Arbitrage Fund	34,031,031	303,370,786	(268,286,304)	69,115,513	3,199	69,115,513
Mid Cap Fund	4,902,428	108,646,910	(100,745,636)	12,803,702	576	12,803,702
Mid Cap Value Fund	4,512,194	51,838,264	(53,660,356)	2,690,102	144	2,690,102
Premium Yield Equity Fund	3,920,442	50,021,593	(37,112,579)	16,829,456	262	16,829,456
Sands Capital Select Growth Fund	234,335,221	561,088,501	(711,242,350)	84,181,372	5,099	84,181,372
Small Cap Core Fund	10,288,621	131,816,825	(130,426,162)	11,679,284	480	11,679,284
Small Cap Value Fund	126,728	16,518,940	(14,693,517)	1,952,151	111	1,952,151
Total Return Bond Fund	3,288,138	54,583,805	(51,122,199)	6,749,744	423	6,749,744
Ultra Short Duration Fixed Income Fund	576,615	517,048,189	(486,854,679)	30,770,125	693	30,770,125

At a meeting of the Board of Trustees (the “Board”) of the Touchstone Investment Trust held on February 12, 2015, the Board approved an Agreement and Plan of Reorganization between the Institutional Money Market Fund and the Dreyfus Cash Management Fund advised by The Dreyfus Corporation (“Dreyfus”), pursuant to which the Fund would be reorganized on a tax-free basis with and into the Dreyfus Cash Management Fund.

At a special meeting of shareholders of the Fund, held on May 8, 2015, shareholders voted to approve the Agreement and Plan of Reorganization. If certain required conditions are satisfied, the reorganization is expected to take place on or about June 5, 2015.

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

123

Notes to Financial Statements (Unaudited) (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2014 and 2013 was as follows:

	Emerging Markets		Global Real		International Fixed
	Equity Fund		Estate Fund		Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013	2014	2013
From ordinary income	$4,192,683	$2,155,832	$2,399,277	$1,130,389	$309,325	$160,195
From long-term capital gains	—	—	680,745	130,257	336,520	57,565
Total distributions	$4,192,683	$2,155,832	$3,080,022	$1,260,646	$645,845	$217,760

	Merger Arbitrage		Mid Cap		Mid Cap
	Fund		Fund		Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013	2014	2013
From ordinary income	$24,102,036	$3,990,135	$747,154	$1,224,384	$6,818,543	$1,756,707
From long-term capital gains	—	36	—	—	8,876,667	789,040
Total distributions	$24,102,036	$3,990,171	$747,154	$1,224,384	$15,695,210	$2,545,747

	Premium Yield		Sands Capital		Small Cap
	Equity Fund		Select Growth Fund		Core Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013	2014	2013
From ordinary income	$6,872,067	$4,010,251	$13,643,843	$—	$14,861,071	$7,220,554
From long-term capital gains	—	—	28,752,022	—	12,211,364	4,126,641
Total distributions	$6,872,067	$4,010,251	$42,395,865	$—	$27,072,435	$11,347,195

	Small Cap		Total Return		Ultra Short Duration
	Value Fund		Bond Fund		Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013	2014	2013
From ordinary income	$953,920	$719,931	$4,871,768	$5,144,219	$10,124,310	$10,888,038
From long-term capital gains	—	—	—	107,772	—	—
Total distributions	$953,920	$719,931	$4,871,768	$5,251,991	$10,124,310	$10,888,038

124

Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of September 30, 2014:

		Emerging	Global	International
	Arbitrage	Markets Equity	Real Estate	Fixed Income	Merger
	Fund	Fund	Fund	Fund	Arbitrage Fund
Tax cost of portfolio investments	$201,955,278	$352,351,829	$15,381,664	$36,165,440	$452,653,776
Gross unrealized appreciation	6,565,443	31,048,216	652,547	489,104	15,795,364
Gross unrealized depreciation	(3,892,587)	(33,084,844)	(1,109,690)	(2,071,895)	(13,530,151)
Net unrealized appreciation (depreciation) on investments	2,672,856	(2,036,628)	(457,143)	(1,582,791)	2,265,213
Net unrealized appreciation (depreciation) on written options	(130,020)	—	—	—	(125,496)
Net unrealized appreciation (depreciation) on securities sold short	(4,704,096)	—	—	—	(10,294,846)
Net unrealized appreciation (depreciation) on foreign currency transactions	—	(34,790)	(616)	(94,168)	—
Accumulated capital losses	—	(31,273,805)	(206,567)	—	—
Qualified late-year losses	(430,199)	—	—	—	(2,425,764)
Other temporary differences	—	(4,627)	—	(269,200)	—
Undistributed ordinary income	—	3,093,372	206,174	799,400	—
Undistributed capital gains	288,416	—	—	787,289	1,565,830
Accumulated earnings (deficit)	$(2,303,043)	$(30,256,478)	$(458,152)	$(359,470)	$(9,015,063)

			Premium	Sands Capital
		Mid Cap Value	Yield Equity	Select Growth
	Mid Cap Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$413,184,803	$340,595,074	$153,843,821	$4,249,861,996
Gross unrealized appreciation	71,795,937	37,297,708	35,051,711	2,248,105,314
Gross unrealized depreciation	(9,921,160)	(4,659,134)	(5,720,860)	(77,262,851)
Net unrealized appreciation (depreciation) on investments	61,874,777	32,638,574	29,330,851	2,170,842,463
Accumulated capital losses	(136,441,960)	—	—	—
Qualified late-year losses	—	—	—	(10,152,161)
Undistributed ordinary income	362,459	8,689,701	35,689	—
Undistributed capital gains	—	4,874,115	8,856,906	295,516,180
Accumulated earnings (deficit)	$(74,204,724)	$46,202,390	$38,223,446	$2,456,206,482

				Ultra Short
			Total	Duration
	Small Cap Core	Small Cap Value	Return Bond	Fixed Income
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$673,838,091	$84,288,759	$140,096,095	$732,931,226
Gross unrealized appreciation	204,173,840	1,954,687	2,653,351	2,041,007
Gross unrealized depreciation	(17,033,365)	(5,807,472)	(1,344,977)	(3,332,605)
Net unrealized appreciation (depreciation) on investments	187,140,475	(3,852,785)	1,308,374	(1,291,598)
Accumulated capital losses	—	(5,851,728)	(1,099,002)	(21,782,359)
Qualified late-year losses	—	—	—	—
Undistributed ordinary income	4,376,510	16,837	16,110	838,377
Undistributed capital gains	51,725,500	2,812,169	—	—
Other temporary differences	—	—	—	(151,053)
Accumulated earnings (deficit)	$243,242,485	$(6,875,507)	$225,482	$(22,386,633)

125

Notes to Financial Statements (Unaudited) (Continued)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, regulated investment companies, and real estate investment trusts.

As of September 30, 2014, the Funds had the following capital loss carryforwards for federal income tax purposes:

						No	No
	Short Term Expiring On					Expiration	Expiration
	2015	2016	2017	2018	2019	Short Term*	Long Term*	Total
Emerging Markets Equity Fund	$—	$—	$—	$—	$—	$5,505,800	$25,768,005	$31,273,805
Global Real Estate Fund	—	—	—	—	—	206,567	—	206,567
Mid Cap Fund	—	—	65,641,168	70,800,792	—	—	—	136,441,960
Small Cap Value Fund**	—	—	—	5,851,728	—	—	—	5,851,728
Total Return Bond Fund	—	—	—	—	—	348,708	750,294	1,099,002
Ultra Short Duration Fixed Income Fund**	460,138	1,769,310	3,231,117	3,336,624	933,830	5,610,590	6,440,750	21,782,359

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended September 30, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

** May be subject to limitation.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of March 31, 2015, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Arbitrage Fund	$159,483,026	$3,932,931	$(2,031,458)	$1,901,473
Emerging Markets Equity Fund	333,945,460	34,742,813	(35,595,452)	(852,639)
Global Real Estate Fund	23,785,883	1,587,193	(693,147)	894,046
International Fixed Income Fund	26,985,094	1,183,265	(4,082,997)	(2,899,732)
Merger Arbitrage Fund	326,714,483	9,574,307	(5,046,380)	4,527,927
Mid Cap Fund	508,177,634	115,381,610	(18,246,574)	97,135,036
Mid Cap Value Fund	311,212,812	57,538,216	(6,893,838)	50,644,378
Premium Yield Equity Fund	196,590,394	30,553,832	(2,783,903)	27,769,929
Sands Capital Select Growth Fund	3,886,972,876	2,384,995,002	(83,644,282)	2,301,350,720
Small Cap Core Fund	645,595,161	243,917,130	(25,314,061)	218,603,069
Small Cap value Fund	79,220,514	4,907,520	(4,570,830)	336,690
Total Return Bond Fund	180,745,384	5,119,959	(859,415)	4,260,544
Ultra Short Duration Fixed Income Fund	593,078,149	1,729,052	(3,549,373)	(1,820,321)

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2011 through 2014) and have concluded that no provision for income tax is required in their financial statements.

126

Notes to Financial Statements (Unaudited) (Continued)

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Risk Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Risk Associated with Concentration

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

9. Risks Associated with Credit

An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

10. Risks Associated with Interest Rate Changes

As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal.

127

Notes to Financial Statements (Unaudited) (Continued)

There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

11. Fund Mergers

Mid Cap Value Fund:

At a meeting held on November 21, 2013, the Board approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Mid Cap Value Opportunities Fund to the Touchstone Mid Cap Value Fund. The tax-free merger took place on March 21, 2014.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization.

				After
	Before Reorganization			Reorganization
	Touchstone
	Mid Cap Value		Touchstone	Touchstone
	Opportunities		Mid Cap Value	Mid Cap Value
	Fund		Fund	Fund
Class A
Shares	913,005	(A)	299,971	1,212,976
Net Assets	$14,967,633		$4,917,666	$19,885,299
Net Asset Value	$16.39	(A)	$16.39	$16.39
Class C
Shares	75,102	(B)	59,134	134,236
Net Assets	$1,220,480		$960,982	$2,181,462
Net Asset Value	$16.25	(B)	$16.25	$16.25
Class Y
Shares	6,892,271	(C)	1,016,962	7,909,233
Net Assets	$113,504,503		$16,747,761	$130,252,264
Net Asset Value	$16.47	(C)	$16.47	$16.47
Institutional Class
Shares	1,714,774	(D)	6,203,932	7,918,706
Net Assets	$28,350,276		$102,569,628	$130,919,904
Net Asset Value	$16.53	(D)	$16.53	$16.53
Fund Total
Shares Outstanding	18,645,593		7,579,999	17,175,151
Net Assets	$158,042,892		$125,196,037	$283,238,929
Unrealized Appreciation (Depreciation)	$8,366,217		$27,879,439	$36,245,656

(A) Reflects a 0.5137:1 stock split which occurred on the date of reorganization, March 21, 2014.

(B) Reflects a 0.5117:1 stock split which occurred on the date of reorganization, March 21, 2014.

(C) Reflects a 0.5152:1 stock split which occurred on the date of reorganization, March 21, 2014.

(D) Reflects a 0.5128:1 stock split which occurred on the date of reorganization, March 21, 2014.

Assuming the reorganization had been completed on October 1, 2013, the Mid Cap Value Fund results of operations for the year ended September 30, 2014 would have been as follows:

Net investment income	$2,123,962
Net realized and unrealized gains on investments	39,656,887
Net increase in net assets from operations	$41,780,849

128

Notes to Financial Statements (Unaudited) (Continued)

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Mid Cap Value Fund that have been included in its statement of operations since the reorganization.

Small Cap Value Fund:

At a meeting held on November 21, 2013, the Board approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Small Company Value Fund to the Touchstone Small Cap Value Fund. The tax-free merger took place on March 21, 2014.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the reorganization.

				After
	Before Reorganization			Reorganization
	Touchstone		Touchstone	Touchstone
	Small Company		Small Cap Value	Small Cap Value
	Value Fund		Fund	Fund
Class A
Shares	100,358	(A)	1,405,942	1,506,300
Net Assets	$2,549,878		$35,722,061	$38,271,939
Net Asset Value	$25.41	(A)	$25.41	$25.41
Class C
Shares	59,836	(B)	30,879	90,715
Net Assets	$1,506,072		$777,242	$2,283,314
Net Asset Value	$25.17	(B)	$25.17	$25.17
Class Y
Shares	269,342	(C)	42,705	312,047
Net Assets	$6,856,609		$1,087,134	$7,943,743
Net Asset Value	$25.46	(C)	$25.46	$25.46
Institutional Class
Shares	233,106	(D)	1,112,220	1,345,326
Net Assets	$5,932,909		$28,307,741	$34,240,650
Net Asset Value	$25.45	(D)	$25.45	$25.45
Fund Total
Shares Outstanding	939,783		2,591,746	3,254,388
Net Assets	$16,845,468		$65,894,178	$82,739,646
Unrealized Appreciation (Depreciation)	$2,463,630		$5,238,516	$7,702,146

(A) Reflects a 0.7013:1 stock split which occurred on the date of reorganization, March 21, 2014.

(B) Reflects a 0.6497:1 stock split which occurred on the date of reorganization, March 21, 2014.

(C) Reflects a 0.7129:1 stock split which occurred on the date of reorganization, March 21, 2014.

(D) Reflects a 0.7133:1 stock split which occurred on the date of reorganization, March 21, 2014.

Assuming this reorganization had been completed on October 1, 2013, the Small Cap Value Fund results of operations for the year ended September 30, 2014 would have been as follows:

Net investment income	$1,305,913
Net realized and unrealized gains on investments	4,164,012
Net increase in net assets from operations	$5,469,925

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Small Cap Value Fund that have been included in its statement of operations since the reorganization.

129

Notes to Financial Statements (Unaudited) (Continued)

12. Litigation

In January 2012, the Old Mutual Mid-Cap Fund (which reorganized into the TS&W Mid-Cap Value Fund in March 2009, the Touchstone Mid Cap Value Opportunities Fund in April 2012 and the Touchstone Mid Cap Value Fund in March 2014) was served with a summons and complaint in an action brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust, in the case captioned Weisfelner v. Fund 1(U.S. Bankr. S.D.N.Y. Adv. Pro. No. 10-4609) (the “Action”). The Action alleges that, under state law, all payments made to shareholders in the December 2007 leveraged buyout of Lyondell Chemical Company were made, by means of intentional and constructive fraudulent transfer and seeks to recover all those payments. The amount sought to be disgorged is $3,784,800, which is what the Fund received in payments in connection with the leveraged buyout. The Fund (along with thousands of other defendants) has filed a joinder to the currently pending motion to dismiss. The court heard oral argument on the motion to dismiss in January 2015, and the parties await the court’s ruling on that motion. The path the litigation will follow (including whether it will proceed at all) depends on the outcome of that ruling; however, it is uncertain when that ruling will come down. At this nascent stage of the litigation, it is not possible to assess the likely outcome. The Fund is currently assessing the case and has not yet determined the potential effect, if any, on its net asset value.

13. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) of Touchstone Funds Group Trust held on May 21, 2015, the Board approved a plan to close and liquidate the Touchstone International Fixed Income Fund (the “Liquidation Fund”). The Liquidation Fund will be closed and liquidated on or about July 21, 2015.

There were no other subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

130

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 through March 31, 2015).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2015	2014	2015	2015*
Touchstone Arbitrage Fund
Class A	Actual	2.52%	$1,000.00	$1,013.80	$12.65	**
Class A	Hypothetical	2.52%	$1,000.00	$1,012.37	$12.64	**

Class C	Actual	3.21%	$1,000.00	$1,009.80	$16.08	**
Class C	Hypothetical	3.21%	$1,000.00	$1,008.93	$16.08	**

Class Y	Actual	2.19%	$1,000.00	$1,014.70	$11.00	**
Class Y	Hypothetical	2.19%	$1,000.00	$1,014.01	$11.00	**

Institutional Class	Actual	2.12%	$1,000.00	$1,015.70	$10.65	**
Institutional Class	Hypothetical	2.12%	$1,000.00	$1,014.36	$10.65	**

Touchstone Emerging Markets Equity Fund
Class A	Actual	1.69%	$1,000.00	$964.00	$8.28
Class A	Hypothetical	1.69%	$1,000.00	$1,016.50	$8.50

Class C	Actual	2.44%	$1,000.00	$959.70	$11.92
Class C	Hypothetical	2.44%	$1,000.00	$1,012.76	$12.24

Class Y	Actual	1.40%	$1,000.00	$964.70	$6.86
Class Y	Hypothetical	1.40%	$1,000.00	$1,017.95	$7.04

Institutional Class	Actual	1.29%	$1,000.00	$965.00	$6.32
Institutional Class	Hypothetical	1.29%	$1,000.00	$1,018.50	$6.49

Touchstone Global Real Estate Fund
Class A	Actual	1.39%	$1,000.00	$1,097.40	$7.27
Class A	Hypothetical	1.39%	$1,000.00	$1,018.00	$6.99

Class C	Actual	2.14%	$1,000.00	$1,093.50	$11.17
Class C	Hypothetical	2.14%	$1,000.00	$1,014.26	$10.75

Class Y	Actual	1.14%	$1,000.00	$1,099.00	$5.97
Class Y	Hypothetical	1.14%	$1,000.00	$1,019.25	$5.74

Institutional Class	Actual	0.99%	$1,000.00	$1,100.30	$5.18
Institutional Class	Hypothetical	0.99%	$1,000.00	$1,020.00	$4.99

Touchstone International Fixed Income Fund
Class A	Actual	1.09%	$1,000.00	$918.60	$5.21
Class A	Hypothetical	1.09%	$1,000.00	$1,019.50	$5.49

Class C	Actual	1.84%	$1,000.00	$915.50	$8.79
Class C	Hypothetical	1.84%	$1,000.00	$1,015.76	$9.25

Class Y	Actual	0.84%	$1,000.00	$920.40	$4.02
Class Y	Hypothetical	0.84%	$1,000.00	$1,020.74	$4.23

Institutional Class	Actual	0.69%	$1,000.00	$921.20	$3.30
Institutional Class	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2015	2014	2015	2015*
Touchstone Merger Arbitrage Fund
Class A	Actual	2.73%	$1,000.00	$1,017.80	$13.73	***
Class A	Hypothetical	2.73%	$1,000.00	$1,011.32	$13.69	***

Class C	Actual	3.51%	$1,000.00	$1,014.30	$17.63	***
Class C	Hypothetical	3.51%	$1,000.00	$1,007.43	$17.57	***

Class Y	Actual	2.42%	$1,000.00	$1,019.60	$12.19	***
Class Y	Hypothetical	2.42%	$1,000.00	$1,012.86	$12.14	***

Institutional Class	Actual	2.37%	$1,000.00	$1,019.50	$11.93	***
Institutional Class	Hypothetical	2.37%	$1,000.00	$1,013.11	$11.90	***

Touchstone Mid Cap Fund
Class A	Actual	1.24%	$1,000.00	$1,095.90	$6.48
Class A	Hypothetical	1.24%	$1,000.00	$1,018.75	$6.24

Class C	Actual	1.99%	$1,000.00	$1,091.40	$10.38
Class C	Hypothetical	1.99%	$1,000.00	$1,015.01	$10.00

Class Y	Actual	0.99%	$1,000.00	$1,097.50	$5.18
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.00	$4.99

Class Z	Actual	1.24%	$1,000.00	$1,095.60	$6.48
Class Z	Hypothetical	1.24%	$1,000.00	$1,018.75	$6.24

Institutional Class	Actual	0.92%	$1,000.00	$1,097.70	$4.81
Institutional Class	Hypothetical	0.92%	$1,000.00	$1,020.34	$4.63

Touchstone Mid Cap Value Fund
Class A	Actual	1.29%	$1,000.00	$1,079.50	$6.69
Class A	Hypothetical	1.29%	$1,000.00	$1,018.50	$6.49

Class C	Actual	2.04%	$1,000.00	$1,075.30	$10.56
Class C	Hypothetical	2.04%	$1,000.00	$1,014.76	$10.25

Class Y	Actual	1.00%	$1,000.00	$1,080.90	$5.19
Class Y	Hypothetical	1.00%	$1,000.00	$1,019.95	$5.04

Institutional Class	Actual	0.89%	$1,000.00	$1,081.90	$4.62
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.49	$4.48

Touchstone Premium Yield Equity Fund
Class A	Actual	1.20%	$1,000.00	$1,014.50	$6.03
Class A	Hypothetical	1.20%	$1,000.00	$1,018.95	$6.04

Class C	Actual	1.95%	$1,000.00	$1,010.90	$9.78
Class C	Hypothetical	1.95%	$1,000.00	$1,015.21	$9.80

Class Y	Actual	0.95%	$1,000.00	$1,015.80	$4.77
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.19	$4.78

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2015	2014	2015	2015*
Touchstone Sands Capital Select Growth Fund
Class A	Actual	1.09%	$1,000.00	$1,040.30	$5.54
Class A	Hypothetical	1.09%	$1,000.00	$1,019.50	$5.49

Class C	Actual	1.84%	$1,000.00	$1,036.90	$9.34
Class C	Hypothetical	1.84%	$1,000.00	$1,015.76	$9.25

Class Y	Actual	0.81%	$1,000.00	$1,042.10	$4.12
Class Y	Hypothetical	0.81%	$1,000.00	$1,020.89	$4.08

Class Z	Actual	1.07%	$1,000.00	$1,040.90	$5.44
Class Z	Hypothetical	1.07%	$1,000.00	$1,019.60	$5.39

Touchstone Small Cap Core Fund
Class A	Actual	1.38%	$1,000.00	$1,104.90	$7.24
Class A	Hypothetical	1.38%	$1,000.00	$1,018.05	$6.94

Class C	Actual	2.13%	$1,000.00	$1,101.10	$11.16
Class C	Hypothetical	2.13%	$1,000.00	$1,014.31	$10.70

Class Y	Actual	1.09%	$1,000.00	$1,106.50	$5.72
Class Y	Hypothetical	1.09%	$1,000.00	$1,019.50	$5.49

Institutional Class	Actual	1.04%	$1,000.00	$1,106.70	$5.46
Institutional Class	Hypothetical	1.04%	$1,000.00	$1,019.75	$5.24

Touchstone Small Cap Value Fund
Class A	Actual	1.38%	$1,000.00	$1,068.50	$7.12
Class A	Hypothetical	1.38%	$1,000.00	$1,018.05	$6.94

Class C	Actual	2.13%	$1,000.00	$1,064.30	$10.96
Class C	Hypothetical	2.13%	$1,000.00	$1,014.31	$10.70

Class Y	Actual	1.13%	$1,000.00	$1,069.80	$5.83
Class Y	Hypothetical	1.13%	$1,000.00	$1,019.30	$5.69

Institutional Class	Actual	0.98%	$1,000.00	$1,070.60	$5.06
Institutional Class	Hypothetical	0.98%	$1,000.00	$1,020.04	$4.94

Touchstone Total Return Bond Fund
Class A	Actual	0.90%	$1,000.00	$1,029.90	$4.55
Class A	Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53

Class C	Actual	1.65%	$1,000.00	$1,027.10	$8.34
Class C	Hypothetical	1.65%	$1,000.00	$1,016.70	$8.30

Class Y	Actual	0.60%	$1,000.00	$1,031.40	$3.04
Class Y	Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02

Institutional Class	Actual	0.50%	$1,000.00	$1,031.90	$2.53
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52

134

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2015	2014	2015	2015*
Touchstone Ultra Short Duration Fixed Income Fund
Class A	Actual	0.69%	$1,000.00	$1,001.50	$3.44
Class A	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

Class C	Actual	1.19%	$1,000.00	$999.00	$5.93
Class C	Hypothetical	1.19%	$1,000.00	$1,019.00	$5.99

Class Y	Actual	0.44%	$1,000.00	$1,002.70	$2.20
Class Y	Hypothetical	0.44%	$1,000.00	$1,022.74	$2.22

Class Z	Actual	0.69%	$1,000.00	$1,001.50	$3.44
Class Z	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

Institutional Class	Actual	0.39%	$1,000.00	$1,003.00	$1.95
Institutional Class	Hypothetical	0.39%	$1,000.00	$1,022.99	$1.97

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [182/365] (to reflect one-half year period).

**	Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.43, $11.88, $6.78 and $6.43, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.45, $11.90, $6.79 and $6.44, respectively.

***	Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.20, $12.10, $6.65 and $6.39, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.20, $12.09, $6.64 and $6.39, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 20, 2014, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of each Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present. In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such

135

Other Items (Unaudited) (Continued)

services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the Sub-Advisor that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund(s). The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to one of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of advisory fees and administrative fees and/or reimbursed expenses of each of the Funds except Touchstone Merger Arbitrage Fund in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

136

Other Items (Unaudited) (Continued)

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2014, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived portions of the fees and/or reimbursed expenses of each of the Funds except Touchstone Merger Arbitrage Fund in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds’ exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. The Board considered the nature and extent of the services provided by the Advisor and the Sub-Advisors to each Fund and a discussion by management with respect to the costs to the Advisor and Sub-Advisors of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds’ assets to be invested in the Touchstone Institutional Money Market Fund. Based on these factors, the Board concluded that the advisory fee and the sub-advisory fee associated with the management of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the Touchstone Institutional Money Market Fund.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Arbitrage Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six-month period ended June 30, 2014. The Board noted management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Emerging Markets Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six-month period ended June 30, 2014, the Fund’s performance was in the 5th quintile of the Fund’s peer group for the twelve-month period ended June 30, 2014, and the Fund’s performance was in the 4th quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2014. The Board noted management’s discussion of the Fund’s underperformance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

137

Other Items (Unaudited) (Continued)

Touchstone Global Real Estate Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2014, the Fund’s performance was in the 2nd quintile of the Fund’s peer group for the for the twelve-month period ended June 30, 2014, and the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2014. The Board noted management’s discussion of the Fund’s recent improved performance and management’s continued monitoring of the Fund’s performance. The Board further noted that a new sub-advisor had begun managing the Fund in May 2013 using new investment strategies. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone International Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2014, and the Fund’s performance was in the 4th quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2014. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Merger Arbitrage Fund. The Fund’s advisory fee and total expense ratio were below the median and at the median, respectively, of its peer group. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-month period ended June 30, 2014, and the Fund’s performance was in the 4th quintile of the Fund’s peer group for the twelve-month period ended June 30, 2014. The Board noted management’s discussion of the Fund’s recent underperformance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six- and twelve- month periods ended June 30, 2014, and the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2014. The Board noted management’s discussion of the Fund’s underperformance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance is being addressed and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2014. The Board noted management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

138

Other Items (Unaudited) (Continued)

Touchstone Premium Yield Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2014, and the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the twelve- and thirty-six-month periods ended June 30, 2014. The Board noted management’s discussion of the Fund’s recent improved performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-month period ended June 30, 2014 and the Fund’s performance was in the 1st quintile of the Fund’s peer group for the twelve- and thirty-six-month periods ended June 30, 2014. The Board noted management’s discussion of the Fund’s recent performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Small Cap Core Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2014, and the Fund’s performance was in the 1st quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2014. The Board noted management’s discussion of the Fund’s underperformance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six-month period ended June 30, 2014, the Fund’s performance was in the 5th quintile of the Fund’s peer group for the twelve-month period ended June 30, 2014, and the Fund’s performance was in the 1st quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2014. The Board noted management’s discussion of the Fund’s recent performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was being addressed and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Total Return Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six-month period ended June 30, 2014, the Fund’s performance was in the 4th quintile of the Fund’s peer group for the twelve-month period ended June 30, 2014, and the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2014. The Board noted

139

Other Items (Unaudited) (Continued)

management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six-month period ended June 30, 2014, and the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the twelve- and thirty-six-month periods ended June 30, 2014. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory in relation to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices or, as discussed above, has been or is being addressed; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

140

Other Items (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of one of the Sub-Advisors with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Arbitrage Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Emerging Markets Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Global Real Estate Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone International Fixed Income Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Merger Arbitrage Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

141

Other Items (Unaudited) (Continued)

Touchstone Mid Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Core Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Total Return Bond. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Trustees considered that the sub-advisory fee paid was below the fee rates charged to comparable institutional separate accounts. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2014, as applicable, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board was mindful of the Advisor’s focus on each Sub-Advisor’s performance and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and relevant indices or, as discussed above, has been or is being addressed; (d) each Fund’s sub-advisory fees are reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

142

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

143

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Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-56-TFGT-SAR-1503

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Touchstone Funds Group Trust

By (Signature and Title)*     /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date     5/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date     5/29/2015

By (Signature and Title)*     /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date     5/29/2015

* Print the name and title of each signing officer under his or her signature